UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Stock Selector All Cap Portfolio VIP Stock Selector All Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.63%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.2
Financials	13.0
Health Care	11.9
Consumer Discretionary	10.2
Industrials	9.5
Communication Services	9.0
Consumer Staples	5.7
Energy	3.8
Real Estate	2.6
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
Apple Inc	5.0
NVIDIA Corp	4.1
Amazon.com Inc	4.1
Alphabet Inc Class A	4.1
Meta Platforms Inc Class A	2.6
Exxon Mobil Corp	1.7
JPMorgan Chase & Co	1.4
Unitedhealth Group Inc	1.3
Boston Scientific Corp	1.3
33.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916202.100    6428-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$403,131,006
Number of Holdings	611
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.3
Asurion LLC	2.1
Acrisure LLC	1.4
Caesars Entertainment Inc	1.2
Fertitta Entertainment LLC/NV	1.1
Polaris Newco LLC	1.1
Truist Insurance Holdings LLC	1.1
Cloud Software Group Inc	1.0
MH Sub I LLC	1.0
Medline Borrower LP	0.9
13.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916160.100    2639-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Portfolio VIP Growth Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.57%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.4
Health Care	14.7
Industrials	12.3
Communication Services	10.9
Consumer Discretionary	9.1
Financials	5.6
Energy	2.5
Consumer Staples	0.6
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.8
Apple Inc	12.2
Alphabet Inc Class A	5.1
Amazon.com Inc	5.0
NVIDIA Corp	4.7
Uber Technologies Inc	4.1
Eli Lilly & Co	2.8
Boston Scientific Corp	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Netflix Inc	1.9
53.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915985.100    151-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 38	0.74%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Health Care	13.9
Industrials	13.0
Information Technology	10.7
Consumer Staples	8.9
Energy	7.9
Communication Services	5.8
Utilities	5.7
Consumer Discretionary	5.2
Materials	5.1
Real Estate	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	3.1
Linde PLC	2.4
Bank of America Corp	2.4
Unitedhealth Group Inc	2.3
Wells Fargo & Co	2.1
Danaher Corp	2.0
General Electric Co	1.8
Walmart Inc	1.8
Chubb Ltd	1.6
23.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915982.100    356-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Portfolio VIP Growth Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.67%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.4
Health Care	14.7
Industrials	12.3
Communication Services	10.9
Consumer Discretionary	9.1
Financials	5.6
Energy	2.5
Consumer Staples	0.6
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.8
Apple Inc	12.2
Alphabet Inc Class A	5.1
Amazon.com Inc	5.0
NVIDIA Corp	4.7
Uber Technologies Inc	4.1
Eli Lilly & Co	2.8
Boston Scientific Corp	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Netflix Inc	1.9
53.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915987.100    472-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Overseas Portfolio VIP Overseas Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 51	0.99%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.2
Industrials	20.0
Information Technology	19.9
Health Care	14.8
Consumer Discretionary	8.0
Materials	7.4
Consumer Staples	4.1
Energy	1.1
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.2
Novo Nordisk A/S Series B	3.7
Astrazeneca PLC	2.6
SAP SE	2.5
Tokio Marine Holdings Inc	2.4
RELX PLC	2.1
Wolters Kluwer NV	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
Safran SA	1.8
Compass Group PLC	1.7
25.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915990.100    362-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Investor Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 29	0.56%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Health Care	13.9
Industrials	13.0
Information Technology	10.7
Consumer Staples	8.9
Energy	7.9
Communication Services	5.8
Utilities	5.7
Consumer Discretionary	5.2
Materials	5.1
Real Estate	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	3.1
Linde PLC	2.4
Bank of America Corp	2.4
Unitedhealth Group Inc	2.3
Wells Fargo & Co	2.1
Danaher Corp	2.0
General Electric Co	1.8
Walmart Inc	1.8
Chubb Ltd	1.6
23.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915980.100    1452-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.48%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Health Care	13.9
Industrials	13.0
Information Technology	10.7
Consumer Staples	8.9
Energy	7.9
Communication Services	5.8
Utilities	5.7
Consumer Discretionary	5.2
Materials	5.1
Real Estate	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	3.1
Linde PLC	2.4
Bank of America Corp	2.4
Unitedhealth Group Inc	2.3
Wells Fargo & Co	2.1
Danaher Corp	2.0
General Electric Co	1.8
Walmart Inc	1.8
Chubb Ltd	1.6
23.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915981.100    150-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Portfolio VIP Value Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.61%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	14.8
Health Care	11.0
Energy	9.5
Consumer Discretionary	8.4
Consumer Staples	7.7
Utilities	6.1
Information Technology	5.5
Materials	5.4
Communication Services	5.3
Real Estate	4.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.6
Cigna Group/The	2.0
Astrazeneca PLC ADR	1.9
CVS Health Corp	1.8
Philip Morris International Inc	1.7
Travelers Cos Inc/The	1.6
First Citizens BancShares Inc/NC Class A	1.6
Global Payments Inc	1.6
Merck & Co Inc	1.5
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915952.100    898-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Stock Selector All Cap Portfolio VIP Stock Selector All Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.61%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.2
Financials	13.0
Health Care	11.9
Consumer Discretionary	10.2
Industrials	9.5
Communication Services	9.0
Consumer Staples	5.7
Energy	3.8
Real Estate	2.6
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
Apple Inc	5.0
NVIDIA Corp	4.1
Amazon.com Inc	4.1
Alphabet Inc Class A	4.1
Meta Platforms Inc Class A	2.6
Exxon Mobil Corp	1.7
JPMorgan Chase & Co	1.4
Unitedhealth Group Inc	1.3
Boston Scientific Corp	1.3
33.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916201.100    6427-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Portfolio VIP Growth Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.65%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.4
Health Care	14.7
Industrials	12.3
Communication Services	10.9
Consumer Discretionary	9.1
Financials	5.6
Energy	2.5
Consumer Staples	0.6
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.8
Apple Inc	12.2
Alphabet Inc Class A	5.1
Amazon.com Inc	5.0
NVIDIA Corp	4.7
Uber Technologies Inc	4.1
Eli Lilly & Co	2.8
Boston Scientific Corp	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Netflix Inc	1.9
53.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915984.100    1453-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 36	0.70%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$403,131,006
Number of Holdings	611
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.3
Asurion LLC	2.1
Acrisure LLC	1.4
Caesars Entertainment Inc	1.2
Fertitta Entertainment LLC/NV	1.1
Polaris Newco LLC	1.1
Truist Insurance Holdings LLC	1.1
Cloud Software Group Inc	1.0
MH Sub I LLC	1.0
Medline Borrower LP	0.9
13.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916159.100    2638-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Stock Selector All Cap Portfolio VIP Stock Selector All Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.78%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.2
Financials	13.0
Health Care	11.9
Consumer Discretionary	10.2
Industrials	9.5
Communication Services	9.0
Consumer Staples	5.7
Energy	3.8
Real Estate	2.6
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
Apple Inc	5.0
NVIDIA Corp	4.1
Amazon.com Inc	4.1
Alphabet Inc Class A	4.1
Meta Platforms Inc Class A	2.6
Exxon Mobil Corp	1.7
JPMorgan Chase & Co	1.4
Unitedhealth Group Inc	1.3
Boston Scientific Corp	1.3
33.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916203.100    6429-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP High Income Portfolio VIP High Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.91%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CHS/Community Health Systems Inc	1.7
CCO Holdings LLC / CCO Holdings Capital Corp	1.6
Fidelity Private Credit Company LLC	1.5
TransDigm Inc	1.3
MPT Operating Partnership LP / MPT Finance Corp	1.0
Mesquite Energy Inc	0.9
Tenet Healthcare Corp	0.9
DISH Network Corp	0.9
Carnival Corp	0.9
OneMain Finance Corp	0.8
11.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915945.100    358-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.59%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Health Care	13.9
Industrials	13.0
Information Technology	10.7
Consumer Staples	8.9
Energy	7.9
Communication Services	5.8
Utilities	5.7
Consumer Discretionary	5.2
Materials	5.1
Real Estate	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	3.1
Linde PLC	2.4
Bank of America Corp	2.4
Unitedhealth Group Inc	2.3
Wells Fargo & Co	2.1
Danaher Corp	2.0
General Electric Co	1.8
Walmart Inc	1.8
Chubb Ltd	1.6
23.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915983.100    471-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Overseas Portfolio VIP Overseas Portfolio Service Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 44	0.84%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.2
Industrials	20.0
Information Technology	19.9
Health Care	14.8
Consumer Discretionary	8.0
Materials	7.4
Consumer Staples	4.1
Energy	1.1
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.2
Novo Nordisk A/S Series B	3.7
Astrazeneca PLC	2.6
SAP SE	2.5
Tokio Marine Holdings Inc	2.4
RELX PLC	2.1
Wolters Kluwer NV	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
Safran SA	1.8
Compass Group PLC	1.7
25.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915991.100    495-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Portfolio VIP Growth Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.82%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.4
Health Care	14.7
Industrials	12.3
Communication Services	10.9
Consumer Discretionary	9.1
Financials	5.6
Energy	2.5
Consumer Staples	0.6
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.8
Apple Inc	12.2
Alphabet Inc Class A	5.1
Amazon.com Inc	5.0
NVIDIA Corp	4.7
Uber Technologies Inc	4.1
Eli Lilly & Co	2.8
Boston Scientific Corp	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Netflix Inc	1.9
53.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915986.100    357-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP High Income Portfolio VIP High Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.76%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CHS/Community Health Systems Inc	1.7
CCO Holdings LLC / CCO Holdings Capital Corp	1.6
Fidelity Private Credit Company LLC	1.5
TransDigm Inc	1.3
MPT Operating Partnership LP / MPT Finance Corp	1.0
Mesquite Energy Inc	0.9
Tenet Healthcare Corp	0.9
DISH Network Corp	0.9
Carnival Corp	0.9
OneMain Finance Corp	0.8
11.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915946.100    492-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP High Income Portfolio VIP High Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.66%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CHS/Community Health Systems Inc	1.7
CCO Holdings LLC / CCO Holdings Capital Corp	1.6
Fidelity Private Credit Company LLC	1.5
TransDigm Inc	1.3
MPT Operating Partnership LP / MPT Finance Corp	1.0
Mesquite Energy Inc	0.9
Tenet Healthcare Corp	0.9
DISH Network Corp	0.9
Carnival Corp	0.9
OneMain Finance Corp	0.8
11.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915944.100    152-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Overseas Portfolio VIP Overseas Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 39	0.75%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.2
Industrials	20.0
Information Technology	19.9
Health Care	14.8
Consumer Discretionary	8.0
Materials	7.4
Consumer Staples	4.1
Energy	1.1
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.2
Novo Nordisk A/S Series B	3.7
Astrazeneca PLC	2.6
SAP SE	2.5
Tokio Marine Holdings Inc	2.4
RELX PLC	2.1
Wolters Kluwer NV	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
Safran SA	1.8
Compass Group PLC	1.7
25.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915989.100    154-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Portfolio VIP Value Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	14.8
Health Care	11.0
Energy	9.5
Consumer Discretionary	8.4
Consumer Staples	7.7
Utilities	6.1
Information Technology	5.5
Materials	5.4
Communication Services	5.3
Real Estate	4.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.6
Cigna Group/The	2.0
Astrazeneca PLC ADR	1.9
CVS Health Corp	1.8
Philip Morris International Inc	1.7
Travelers Cos Inc/The	1.6
First Citizens BancShares Inc/NC Class A	1.6
Global Payments Inc	1.6
Merck & Co Inc	1.5
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915951.100    1456-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP High Income Portfolio VIP High Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.69%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CHS/Community Health Systems Inc	1.7
CCO Holdings LLC / CCO Holdings Capital Corp	1.6
Fidelity Private Credit Company LLC	1.5
TransDigm Inc	1.3
MPT Operating Partnership LP / MPT Finance Corp	1.0
Mesquite Energy Inc	0.9
Tenet Healthcare Corp	0.9
DISH Network Corp	0.9
Carnival Corp	0.9
OneMain Finance Corp	0.8
11.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915943.100    1454-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Portfolio VIP Value Portfolio Service Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	14.8
Health Care	11.0
Energy	9.5
Consumer Discretionary	8.4
Consumer Staples	7.7
Utilities	6.1
Information Technology	5.5
Materials	5.4
Communication Services	5.3
Real Estate	4.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.6
Cigna Group/The	2.0
Astrazeneca PLC ADR	1.9
CVS Health Corp	1.8
Philip Morris International Inc	1.7
Travelers Cos Inc/The	1.6
First Citizens BancShares Inc/NC Class A	1.6
Global Payments Inc	1.6
Merck & Co Inc	1.5
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915953.100    900-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Stock Selector All Cap Portfolio VIP Stock Selector All Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.53%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.2
Financials	13.0
Health Care	11.9
Consumer Discretionary	10.2
Industrials	9.5
Communication Services	9.0
Consumer Staples	5.7
Energy	3.8
Real Estate	2.6
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
Apple Inc	5.0
NVIDIA Corp	4.1
Amazon.com Inc	4.1
Alphabet Inc Class A	4.1
Meta Platforms Inc Class A	2.6
Exxon Mobil Corp	1.7
JPMorgan Chase & Co	1.4
Unitedhealth Group Inc	1.3
Boston Scientific Corp	1.3
33.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916200.100    6426-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Portfolio VIP Value Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.86%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	14.8
Health Care	11.0
Energy	9.5
Consumer Discretionary	8.4
Consumer Staples	7.7
Utilities	6.1
Information Technology	5.5
Materials	5.4
Communication Services	5.3
Real Estate	4.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.6
Cigna Group/The	2.0
Astrazeneca PLC ADR	1.9
CVS Health Corp	1.8
Philip Morris International Inc	1.7
Travelers Cos Inc/The	1.6
First Citizens BancShares Inc/NC Class A	1.6
Global Payments Inc	1.6
Merck & Co Inc	1.5
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915954.100    904-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Overseas Portfolio VIP Overseas Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 43	0.82%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.2
Industrials	20.0
Information Technology	19.9
Health Care	14.8
Consumer Discretionary	8.0
Materials	7.4
Consumer Staples	4.1
Energy	1.1
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.2
Novo Nordisk A/S Series B	3.7
Astrazeneca PLC	2.6
SAP SE	2.5
Tokio Marine Holdings Inc	2.4
RELX PLC	2.1
Wolters Kluwer NV	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
Safran SA	1.8
Compass Group PLC	1.7
25.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915988.100    1472-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Growth Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.9%
Entertainment - 4.3%
Live Nation Entertainment, Inc. (a)	305,900	28,675,066
Netflix, Inc. (a)	302,797	204,351,639
Universal Music Group NV	5,770,195	171,653,260
Warner Music Group Corp. Class A (b)	1,807,674	55,405,208
		460,085,173
Interactive Media & Services - 6.6%
Alphabet, Inc. Class A	2,919,576	531,800,768
Epic Games, Inc. (a)(c)(d)	5,869	3,521,400
Meta Platforms, Inc. Class A	320,500	161,602,510
		696,924,678
TOTAL COMMUNICATION SERVICES		1,157,009,851
CONSUMER DISCRETIONARY - 9.0%
Automobile Components - 0.1%
Mobileye Global, Inc. Class A (a)(b)	335,400	9,419,709
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	1,072,000	31,837,160
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	2,721,680	525,964,660
MercadoLibre, Inc. (a)	55,182	90,686,099
PDD Holdings, Inc. ADR (a)	328,500	43,674,075
Savers Value Village, Inc. (b)	733,300	8,975,592
		669,300,426
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	56,800	11,852,456
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	817,900	124,018,177
Domino's Pizza, Inc.	114,600	59,171,418
Kura Sushi U.S.A., Inc. Class A (a)	112,000	7,066,080
Trip.com Group Ltd. ADR (a)	183,500	8,624,500
		198,880,175
Household Durables - 0.0%
Blu Investments LLC (a)(c)(d)	14,533,890	4,506
TopBuild Corp. (a)	12,800	4,931,456
		4,935,962
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	44,758	34,364,793
TOTAL CONSUMER DISCRETIONARY		960,590,681
CONSUMER STAPLES - 0.7%
Beverages - 0.6%
Monster Beverage Corp. (a)	1,270,691	63,471,015
Personal Care Products - 0.1%
Puig Brands SA Class B	181,700	5,078,841
TOTAL CONSUMER STAPLES		68,549,856
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	471,300	16,778,280
Cheniere Energy, Inc.	512,726	89,639,887
Range Resources Corp.	1,459,500	48,937,035
Reliance Industries Ltd.	2,753,443	103,412,040
		258,767,242
FINANCIALS - 5.6%
Capital Markets - 0.2%
LPL Financial	39,000	10,892,700
Morgan Stanley	51,000	4,956,690
MSCI, Inc.	9,200	4,432,100
		20,281,490
Consumer Finance - 0.4%
Capital One Financial Corp.	321,900	44,567,055
Financial Services - 4.0%
Corebridge Financial, Inc.	817,000	23,791,040
Fiserv, Inc. (a)	126,900	18,913,176
Global Payments, Inc.	474,200	45,855,140
MasterCard, Inc. Class A	376,450	166,074,682
Rocket Companies, Inc. (a)(b)	1,274,654	17,462,760
Visa, Inc. Class A	591,400	155,224,758
		427,321,556
Insurance - 1.0%
Arthur J. Gallagher & Co.	290,501	75,329,814
The Baldwin Insurance Group, Inc. Class A, (a)	700,368	24,842,053
		100,171,867
TOTAL FINANCIALS		592,341,968
HEALTH CARE - 14.7%
Biotechnology - 4.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,781,700	302,889
rights (a)(d)	1,781,700	124,719
Alnylam Pharmaceuticals, Inc. (a)	388,724	94,459,932
Arcellx, Inc. (a)	69,057	3,811,256
Arrowhead Pharmaceuticals, Inc. (a)	230,300	5,985,497
Beam Therapeutics, Inc. (a)	63,170	1,480,073
BioNTech SE ADR (a)	160,200	12,873,672
Blueprint Medicines Corp. (a)	36,400	3,923,192
Cytokinetics, Inc. (a)	207,931	11,265,702
Exact Sciences Corp. (a)	1,366,100	57,717,725
Galapagos NV sponsored ADR (a)	431,800	10,700,004
Gamida Cell Ltd. (d)	2,212,268	22
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	441,000	4
Hookipa Pharma, Inc. (a)	1,014,485	600,372
Immunocore Holdings PLC ADR (a)	183,853	6,230,778
Insmed, Inc. (a)	1,043,516	69,915,572
Janux Therapeutics, Inc. (a)	22,700	950,903
Krystal Biotech, Inc. (a)	36,000	6,611,040
Legend Biotech Corp. ADR (a)	203,000	8,990,870
Moderna, Inc. (a)	105,400	12,516,250
Regeneron Pharmaceuticals, Inc. (a)	97,431	102,402,904
Repligen Corp. (a)	40,800	5,143,248
Sarepta Therapeutics, Inc. (a)	52,800	8,342,400
Seres Therapeutics, Inc. (a)	405,600	293,573
Synlogic, Inc. (a)	76,833	115,250
Vor Biopharma, Inc. (a)	618,395	618,395
XOMA Corp. (a)	292,812	6,936,716
		432,312,958
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	171,900	41,501,817
Boston Scientific Corp. (a)	3,443,200	265,160,832
Glaukos Corp. (a)	207,900	24,604,965
Hologic, Inc. (a)	399,900	29,692,575
Lantheus Holdings, Inc. (a)	91,200	7,322,448
Penumbra, Inc. (a)	72,601	13,066,002
Pulmonx Corp. (a)	211,900	1,343,446
RxSight, Inc. (a)	58,000	3,489,860
		386,181,945
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	1,100,796	94,888,615
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp.	259,400	18,586,010
Bruker Corp.	1,059,385	67,599,357
Chemometec A/S	110,900	4,850,750
Codexis, Inc. (a)	1,141,000	3,537,100
Danaher Corp.	320,350	80,039,448
MaxCyte, Inc. (a)	1,227,700	4,812,584
Sartorius Stedim Biotech	66,697	10,950,089
Thermo Fisher Scientific, Inc.	121,800	67,355,400
		257,730,738
Pharmaceuticals - 3.7%
Aclaris Therapeutics, Inc. (a)	134,507	147,958
Chugai Pharmaceutical Co. Ltd.	611,100	21,760,260
Eli Lilly & Co.	331,987	300,574,390
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,671,800	59,666,750
UCB SA	74,600	11,081,141
		393,230,499
TOTAL HEALTH CARE		1,564,344,755
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.4%
General Electric Co.	933,300	148,366,701
Loar Holdings, Inc.	9,800	523,418
		148,890,119
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)	85,000	3,787,600
Electrical Equipment - 2.0%
Eaton Corp. PLC	372,564	116,817,442
GE Vernova LLC	401,625	68,882,704
HD Hyundai Electric Co. Ltd.	99,440	22,337,404
		208,037,550
Ground Transportation - 4.0%
Uber Technologies, Inc. (a)	5,890,178	428,098,137
Machinery - 1.4%
Chart Industries, Inc. (a)	69,400	10,017,196
Energy Recovery, Inc. (a)	261,100	3,470,019
Ingersoll Rand, Inc.	1,138,415	103,413,619
Westinghouse Air Brake Tech Co.	196,897	31,119,571
		148,020,405
Professional Services - 2.7%
Equifax, Inc.	516,612	125,257,746
KBR, Inc.	1,458,455	93,545,304
RELX PLC sponsored ADR	993,700	45,590,956
UL Solutions, Inc. Class A	646,500	27,275,835
		291,669,841
Trading Companies & Distributors - 0.8%
Ferguson PLC	426,845	82,204,215
TOTAL INDUSTRIALS		1,310,707,867
INFORMATION TECHNOLOGY - 43.4%
Electronic Equipment, Instruments & Components - 1.3%
Coherent Corp. (a)	156,300	11,325,498
Fabrinet (a)	44,000	10,770,760
Flex Ltd. (a)	2,480,325	73,144,784
Jabil, Inc.	440,900	47,965,511
		143,206,553
IT Services - 1.6%
Gartner, Inc. (a)	83,700	37,586,322
MongoDB, Inc. Class A (a)	518,264	129,545,269
		167,131,591
Semiconductors & Semiconductor Equipment - 13.0%
Allegro MicroSystems LLC (a)	1,486,641	41,982,742
ASML Holding NV (depository receipt)	151,638	155,084,732
Astera Labs, Inc.	18,300	1,107,333
BE Semiconductor Industries NV	490,000	81,942,133
eMemory Technology, Inc.	34,000	2,687,871
Marvell Technology, Inc.	296,392	20,717,801
Micron Technology, Inc.	513,100	67,488,043
NVIDIA Corp.	4,039,840	499,081,834
NXP Semiconductors NV	329,424	88,644,704
Qualcomm, Inc.	351,700	70,051,606
SiTime Corp. (a)	419,736	52,206,764
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,394,504	242,378,740
Universal Display Corp.	279,774	58,822,484
		1,382,196,787
Software - 15.3%
ASAPP, Inc. warrants 8/28/28 (a)(c)(d)	2,365,967	3,359,673
Autodesk, Inc. (a)	46,000	11,382,700
HubSpot, Inc. (a)	162,900	96,076,791
Manhattan Associates, Inc. (a)	261,806	64,582,304
Microsoft Corp.	3,030,488	1,354,476,609
NICE Ltd. sponsored ADR (a)	213,400	36,698,398
ServiceNow, Inc. (a)	75,100	59,078,917
Volue A/S (a)	1,137,735	3,191,455
		1,628,846,847
Technology Hardware, Storage & Peripherals - 12.2%
Apple, Inc.	6,160,432	1,297,510,188
TOTAL INFORMATION TECHNOLOGY		4,618,891,966
MATERIALS - 0.2%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(b)	503,602	12,010,908
Containers & Packaging - 0.1%
International Paper Co.	229,600	9,907,240
TOTAL MATERIALS		21,918,148
TOTAL COMMON STOCKS (Cost $5,893,045,326)		10,553,122,334

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (c)(d)	1,016	1,083,727
Series A2 (c)(d)	184	196,265
		1,279,992
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	61,700	810,738
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	198,400	607,104
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(c)(d)	654,971	1,342,691
Series D (c)(d)	4,123,720	7,340,222
		8,682,913
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	137,249	2,204,219
Series C3 (a)(c)(d)	171,560	2,755,254
Series C4 (a)(c)(d)	48,240	774,734
Series C5 (a)(c)(d)	96,064	1,542,788
		7,276,995
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,608,907)		18,657,742

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $1,940,200)	1,940,200	1,925,454

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $2,538,700)	2,538,700	2,678,032

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (g)	23,084,893	23,089,510
Fidelity Securities Lending Cash Central Fund 5.38% (g)(h)	80,077,735	80,085,743
TOTAL MONEY MARKET FUNDS (Cost $103,175,253)		103,175,253

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,038,308,386)	10,679,558,815
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(43,018,797)
NET ASSETS - 100.0%	10,636,540,018

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,146,807 or 0.3% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	787,341

ASAPP, Inc. warrants 8/28/28	8/29/23	2

ASAPP, Inc. Series C	4/30/21	4,320,909

ASAPP, Inc. Series D	8/29/23	15,923,745

Blu Investments LLC	5/21/20	25,138

Canva, Inc. Series A	9/22/23	1,083,728

Canva, Inc. Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games, Inc.	3/29/21	5,194,065

Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225

Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800

Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640

Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965

Illuminated Holdings, Inc. 15%	6/14/23	1,940,200

Illuminated Holdings, Inc. 15%	9/27/23	2,538,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	43,103,919	734,944,099	754,960,774	1,471,590	2,266	-	23,089,510	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	57,888,840	228,766,810	206,569,907	45,489	-	-	80,085,743	0.3%
Total	100,992,759	963,710,909	961,530,681	1,517,079	2,266	-	103,175,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,157,009,851	981,835,191	171,653,260	3,521,400
Consumer Discretionary	961,870,673	894,384,222	66,201,953	1,284,498
Consumer Staples	68,549,856	68,549,856	-	-
Energy	258,767,242	258,767,242	-	-
Financials	593,152,706	592,341,968	-	810,738
Health Care	1,564,951,859	1,542,156,861	21,760,260	1,034,738
Industrials	1,310,707,867	1,310,707,867	-	-
Information Technology	4,627,574,879	4,615,532,293	-	12,042,586
Materials	29,195,143	21,918,148	-	7,276,995

Corporate Bonds	1,925,454	-	-	1,925,454

Preferred Securities	2,678,032	-	-	2,678,032

Money Market Funds	103,175,253	103,175,253	-	-
Total Investments in Securities:	10,679,558,815	10,389,368,901	259,615,473	30,574,441
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,947,379) - See accompanying schedule:
Unaffiliated issuers (cost $5,935,133,133)	$10,576,383,562
Fidelity Central Funds (cost $103,175,253)	103,175,253

Total Investment in Securities (cost $6,038,308,386)		$10,679,558,815
Foreign currency held at value (cost $1,104)		1,104
Receivable for investments sold		84,340,179
Receivable for fund shares sold		998,784
Dividends receivable		2,476,722
Interest receivable		125,304
Distributions receivable from Fidelity Central Funds		116,654
Other receivables		59,668
Total assets		10,767,677,230
Liabilities
Payable for investments purchased	$15,163,888
Payable for fund shares redeemed	23,348,746
Accrued management fee	4,996,246
Distribution and service plan fees payable	589,641
Deferred taxes	6,687,200
Other payables and accrued expenses	286,489
Collateral on securities loaned	80,065,002
Total liabilities		131,137,212
Net Assets		$10,636,540,018
Net Assets consist of:
Paid in capital		$4,853,663,804
Total accumulated earnings (loss)		5,782,876,214
Net Assets		$10,636,540,018

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,460,637,975 ÷ 48,186,478 shares)		$113.32
Service Class :
Net Asset Value, offering price and redemption price per share ($1,530,302,253 ÷ 13,620,532 shares)		$112.35
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,241,380,473 ÷ 20,512,897 shares)		$109.27
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,404,219,317 ÷ 12,504,782 shares)		$112.29
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$23,859,037
Interest		125,421
Income from Fidelity Central Funds (including $45,489 from security lending)		1,517,079
Total income		25,501,537
Expenses
Management fee	$27,329,833
Transfer agent fees	1,127,007
Distribution and service plan fees	3,298,635
Accounting fees	205,098
Custodian fees and expenses	36,377
Independent trustees' fees and expenses	20,395
Audit	52,799
Legal	7,618
Interest	23,351
Miscellaneous	220,588
Total expenses before reductions	32,321,701
Expense reductions	(407,804)
Total expenses after reductions		31,913,897
Net Investment income (loss)		(6,412,360)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $71,159)	1,164,000,508
Fidelity Central Funds	2,266
Foreign currency transactions	17,519
Total net realized gain (loss)		1,164,020,293
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,124,453)	883,747,099
Assets and liabilities in foreign currencies	(6,810)
Total change in net unrealized appreciation (depreciation)		883,740,289
Net gain (loss)		2,047,760,582
Net increase (decrease) in net assets resulting from operations		$2,041,348,222
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,412,360)	$3,720,059
Net realized gain (loss)	1,164,020,293	459,874,439
Change in net unrealized appreciation (depreciation)	883,740,289	1,915,418,506
Net increase (decrease) in net assets resulting from operations	2,041,348,222	2,379,013,004
Distributions to shareholders	(134,136,227)	(376,069,808)

Share transactions - net increase (decrease)	(70,244,627)	142,029,914
Total increase (decrease) in net assets	1,836,967,368	2,144,973,110

Net Assets
Beginning of period	8,799,572,650	6,654,599,540
End of period	$10,636,540,018	$8,799,572,650

Financial Highlights
VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$93.10	$71.51	$102.43	$103.00	$79.09	$63.12
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.10	.20	.37 C	.01	.18
Net realized and unrealized gain (loss)	21.66	25.61	(24.46)	21.52	32.21	20.42
Total from investment operations	21.63	25.71	(24.26)	21.89	32.22	20.60
Distributions from net investment income	-	(.11) D	(.51)	-	(.07)	(.19)
Distributions from net realized gain	(1.41)	(4.01) D	(6.15)	(22.46)	(8.25)	(4.44)
Total distributions	(1.41)	(4.12)	(6.66)	(22.46)	(8.31) E	(4.63)
Net asset value, end of period	$113.32	$93.10	$71.51	$102.43	$103.00	$79.09
Total Return F,G,H	23.40%	36.24%	(24.46)%	23.21%	43.89%	34.31%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.58% K	.61%	.61%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.57 % K	.60%	.60%	.60%	.62%	.62%
Expenses net of all reductions	.57% K	.60%	.60%	.60%	.61%	.62%
Net investment income (loss)	(.05)% K	.12%	.25%	.36% C	.02%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$5,460,638	$4,627,696	$3,612,472	$5,103,811	$4,533,075	$3,441,605
Portfolio turnover rate L	51 % K	48%	36%	45%	53%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$92.36	$70.98	$101.70	$102.42	$78.69	$62.83
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.02	.12	.27 C	(.07)	.11
Net realized and unrealized gain (loss)	21.48	25.40	(24.28)	21.37	32.03	20.31
Total from investment operations	21.40	25.42	(24.16)	21.64	31.96	20.42
Distributions from net investment income	-	(.03) D	(.42)	-	(.05)	(.12)
Distributions from net realized gain	(1.41)	(4.01) D	(6.15)	(22.36)	(8.18)	(4.44)
Total distributions	(1.41)	(4.04)	(6.56) E	(22.36)	(8.23)	(4.56)
Net asset value, end of period	$112.35	$92.36	$70.98	$101.70	$102.42	$78.69
Total Return F,G,H	23.34%	36.09%	(24.52)%	23.08%	43.77%	34.17%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.68% K	.71%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.67 % K	.70%	.70%	.70%	.72%	.72%
Expenses net of all reductions	.67% K	.70%	.70%	.70%	.71%	.72%
Net investment income (loss)	(.15)% K	.02%	.15%	.26% C	(.08)%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,530,302	$1,233,245	$878,031	$1,176,735	$1,018,192	$745,767
Portfolio turnover rate L	51 % K	48%	36%	45%	53%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$89.92	$69.27	$99.42	$100.58	$77.43	$61.91
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.10)	- C	.11 D	(.19)	- C
Net realized and unrealized gain (loss)	20.91	24.76	(23.72)	20.95	31.46	20.00
Total from investment operations	20.76	24.66	(23.72)	21.06	31.27	20.00
Distributions from net investment income	-	- E	(.28)	-	(.04)	(.04)
Distributions from net realized gain	(1.41)	(4.01) E	(6.15)	(22.22)	(8.08)	(4.44)
Total distributions	(1.41)	(4.01)	(6.43)	(22.22)	(8.12)	(4.48)
Net asset value, end of period	$109.27	$89.92	$69.27	$99.42	$100.58	$77.43
Total Return F,G,H	23.26%	35.89%	(24.64)%	22.90%	43.55%	33.98%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.83% K	.86%	.86%	.85%	.87%	.88%
Expenses net of fee waivers, if any	.82 % K	.85%	.85%	.85%	.87%	.87%
Expenses net of all reductions	.82% K	.85%	.85%	.85%	.86%	.87%
Net investment income (loss)	(.30)% K	(.13)%	-% L	.11% D	(.23)%	-% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,241,380	$1,850,474	$1,410,220	$1,941,161	$1,587,581	$1,182,162
Portfolio turnover rate M	51 % K	48%	36%	45%	53%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$92.30	$70.94	$101.65	$102.38	$78.66	$62.81
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.04	.14	.29 C	(.05)	.12
Net realized and unrealized gain (loss)	21.47	25.39	(24.26)	21.37	32.02	20.30
Total from investment operations	21.40	25.43	(24.12)	21.66	31.97	20.42
Distributions from net investment income	-	(.05) D	(.44)	-	(.06)	(.13)
Distributions from net realized gain	(1.41)	(4.01) D	(6.15)	(22.39)	(8.20)	(4.44)
Total distributions	(1.41)	(4.07) E	(6.59)	(22.39)	(8.25) E	(4.57)
Net asset value, end of period	$112.29	$92.30	$70.94	$101.65	$102.38	$78.66
Total Return F,G,H	23.35%	36.12%	(24.50)%	23.12%	43.80%	34.18%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.66% K	.68%	.68%	.68%	.70%	.70%
Expenses net of fee waivers, if any	.65 % K	.68%	.68%	.68%	.70%	.70%
Expenses net of all reductions	.65% K	.68%	.68%	.68%	.69%	.70%
Net investment income (loss)	(.13)% K	.05%	.17%	.28% C	(.06)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,404,219	$1,088,157	$753,877	$1,010,025	$792,875	$547,920
Portfolio turnover rate L	51 % K	48%	36%	45%	53%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Growth Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$27,031

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,868,268,743
Gross unrealized depreciation	(234,993,483)
Net unrealized appreciation (depreciation)	$4,633,275,260
Tax cost	$6,046,283,555

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	2,467,202,916	2,702,893,991
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.63

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$705,235
Service Class 2	2,593,400
$3,298,635

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	511,354.0630
Service Class	139,359.0630
Service Class 2	205,376.0630
Investor Class	270,918.1390
	1,127,007

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Growth Portfolio	.0132

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Portfolio	11,657

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Portfolio	Borrower	21,573,857	5.57%	23,351

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Growth Portfolio	71,986,425	79,350,000	18,695,196
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Growth Portfolio	8,466
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Portfolio	4,719	26	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,998.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $405,806.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$69,287,959	$198,939,613
Service Class	19,066,908	51,771,109
Service Class 2	28,815,646	79,428,643
Investor Class	16,965,714	45,930,443
Total	$134,136,227	$376,069,808
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Growth Portfolio
Initial Class
Shares sold	947,196	3,088,696	$98,220,032	$251,910,480
Reinvestment of distributions	679,360	2,231,447	69,287,959	198,939,613
Shares redeemed	(3,146,852)	(6,128,028)	(326,571,452)	(512,770,821)
Net increase (decrease)	(1,520,296)	(807,885)	$(159,063,461)	$(61,920,728)
Service Class
Shares sold	1,015,230	1,750,547	$101,028,054	$142,705,793
Reinvestment of distributions	188,483	584,833	19,066,908	51,771,109
Shares redeemed	(935,905)	(1,352,746)	(96,396,036)	(111,649,653)
Net increase (decrease)	267,808	982,634	$23,698,926	$82,827,249
Service Class 2
Shares sold	1,257,887	2,731,961	$126,693,002	$219,668,623
Reinvestment of distributions	292,753	922,555	28,815,646	79,428,643
Shares redeemed	(1,615,850)	(3,433,968)	(163,176,641)	(275,523,419)
Net increase (decrease)	(65,210)	220,548	$(7,667,993)	$23,573,847
Investor Class
Shares sold	919,801	1,480,397	$94,676,802	$121,139,061
Reinvestment of distributions	167,828	518,810	16,965,714	45,930,443
Shares redeemed	(372,112)	(837,406)	(38,854,615)	(69,519,958)
Net increase (decrease)	715,517	1,161,801	$72,787,901	$97,549,546
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Portfolio	21%	2	38%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Growth Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board also considered that the servicing component of the VIP universe differs by class for both Fidelity's and competitor's VIP classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that when servicing is provided at the annuity level it is not reflected in the total expense ratio of that class.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705692.126
VIPGRWT-SANN-0824
Fidelity® Variable Insurance Products:

VIP Overseas Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Overseas Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Bailiwick of Jersey - 0.4%
JTC PLC (a)	601,600	7,308,237
Belgium - 0.8%
Azelis Group NV	198,000	3,553,926
KBC Group NV	159,471	11,254,762
TOTAL BELGIUM		14,808,688
Canada - 2.5%
Alimentation Couche-Tard, Inc. (multi-vtg.)	278,900	15,650,856
Constellation Software, Inc.	10,995	31,680,838
Constellation Software, Inc. warrants 3/31/40 (b)(c)	13,095	1
Lumine Group, Inc. (b)	66,990	1,808,370
TOTAL CANADA		49,140,065
Denmark - 4.0%
Carlsberg A/S Series B	43,455	5,216,949
Novo Nordisk A/S Series B	498,600	71,342,116
TOTAL DENMARK		76,559,065
Finland - 0.7%
Nordea Bank Abp	1,172,603	13,950,867
France - 12.5%
Accor SA	361,800	14,840,090
Air Liquide SA	169,112	29,186,601
Alten SA	109,981	12,072,876
Antin Infrastructure Partners SA	40,800	493,751
Capgemini SA	143,065	28,418,080
Dassault Systemes SA	416,900	15,675,847
EssilorLuxottica SA	115,805	24,953,099
L'Oreal SA	51,100	22,492,459
LVMH Moet Hennessy Louis Vuitton SE	49,564	38,054,797
Safran SA	167,800	35,365,262
TotalEnergies SE	311,912	20,883,683
TOTAL FRANCE		242,436,545
Germany - 8.9%
Allianz SE	95,386	26,491,638
Deutsche Borse AG	119,639	24,453,803
Hannover Reuck SE	108,125	27,409,024
Infineon Technologies AG	254,782	9,350,576
Merck KGaA	104,000	17,235,869
SAP SE	240,100	48,230,228
Siemens Healthineers AG (a)	328,400	18,921,459
TOTAL GERMANY		172,092,597
Hong Kong - 1.0%
AIA Group Ltd.	2,786,200	18,850,732
India - 0.4%
HDFC Bank Ltd.	429,091	8,667,960
Indonesia - 0.9%
PT Bank Central Asia Tbk	27,211,400	16,493,016
Ireland - 1.0%
Kingspan Group PLC (Ireland)	215,700	18,364,811
Italy - 3.1%
FinecoBank SpA	1,045,599	15,587,397
GVS SpA (a)(b)	109,736	772,118
Industrie de Nora SpA (d)	79,500	953,574
Recordati SpA	378,719	19,752,190
UniCredit SpA	629,700	23,302,693
TOTAL ITALY		60,367,972
Japan - 15.3%
Ajinomoto Co., Inc.	499,800	17,590,576
BayCurrent Consulting, Inc.	128,400	2,599,394
Capcom Co. Ltd.	497,488	9,410,925
DENSO Corp.	937,000	14,625,671
FUJIFILM Holdings Corp.	1,026,000	24,066,574
Hitachi Ltd.	1,295,000	29,158,643
Hoya Corp.	159,811	18,688,194
Mitsubishi Heavy Industries Ltd.	2,651,500	28,543,601
NOF Corp.	550,233	7,546,515
Renesas Electronics Corp.	744,700	14,122,974
Rohto Pharmaceutical Co. Ltd.	253,200	5,300,881
Shin-Etsu Chemical Co. Ltd.	806,900	31,373,596
Suzuki Motor Corp.	1,585,904	18,308,652
TIS, Inc.	207,974	4,040,527
Tokio Marine Holdings, Inc.	1,229,600	46,207,210
Tokyo Electron Ltd.	93,096	20,378,753
Tokyo Seimitsu Co. Ltd.	56,700	4,350,213
TOTAL JAPAN		296,312,899
Netherlands - 8.4%
ASM International NV (Netherlands)	27,684	21,103,574
ASML Holding NV (Netherlands)	80,439	81,980,721
IMCD NV	136,526	18,905,279
Topicus.Com, Inc.	23,814	2,036,649
Wolters Kluwer NV	231,017	38,298,705
TOTAL NETHERLANDS		162,324,928
Spain - 0.9%
CaixaBank SA	3,390,400	18,004,863
Sweden - 3.1%
Addlife AB	541,224	6,413,599
AddTech AB (B Shares)	392,051	9,743,017
Atlas Copco AB (A Shares)	1,207,276	22,668,124
Indutrade AB	859,265	22,018,716
Kry International AB (b)(c)(e)	587	11,184
TOTAL SWEDEN		60,854,640
Switzerland - 5.1%
Alcon, Inc. (Switzerland)	237,480	21,203,902
Compagnie Financiere Richemont SA Series A	128,900	20,144,873
Galderma Group AG	88,267	7,266,100
Partners Group Holding AG	17,040	21,886,761
Sika AG	96,704	27,683,531
TOTAL SWITZERLAND		98,185,167
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	792,600	23,434,097
United Kingdom - 16.3%
3i Group PLC	669,100	25,787,724
AstraZeneca PLC (United Kingdom)	323,800	50,393,984
BAE Systems PLC	1,473,800	24,548,554
Beazley PLC	460,001	4,116,930
Compass Group PLC	1,188,139	32,368,869
Diageo PLC	338,822	10,636,981
Diploma PLC	292,335	15,328,547
Halma PLC	440,900	15,081,666
Hiscox Ltd.	433,345	6,299,601
InterContinental Hotel Group PLC	177,200	18,619,538
Lloyds Banking Group PLC	31,386,600	21,647,833
London Stock Exchange Group PLC	271,000	32,134,742
RELX PLC (London Stock Exchange)	906,748	41,546,188
Sage Group PLC	1,145,800	15,765,897
TOTAL UNITED KINGDOM		314,277,054
United States of America - 11.4%
CDW Corp.	57,500	12,870,800
Experian PLC	458,500	21,363,682
Ferguson PLC	118,800	22,879,173
Holcim AG	197,020	17,415,005
ICON PLC (b)	54,500	17,084,115
Linde PLC	68,668	30,132,205
Marsh & McLennan Companies, Inc.	147,376	31,055,071
S&P Global, Inc.	59,021	26,323,366
Schneider Electric SA	119,400	28,625,633
Thermo Fisher Scientific, Inc.	23,900	13,216,700
TOTAL UNITED STATES OF AMERICA		220,965,750
TOTAL COMMON STOCKS (Cost $1,253,876,410)		1,893,399,953

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(c)(e) (Cost $1,550,731)	3,392	83,660

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	25,881,037	25,886,213
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	735,926	736,000
TOTAL MONEY MARKET FUNDS (Cost $26,622,213)		26,622,213

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,282,049,354)	1,920,105,826
NET OTHER ASSETS (LIABILITIES) - 0.7%	12,984,081
NET ASSETS - 100.0%	1,933,089,907

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,001,814 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,844 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938

Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	28,301,785	160,410,270	162,826,202	506,687	360	-	25,886,213	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	-	17,257,466	16,521,466	29,981	-	-	736,000	0.0%
Total	28,301,785	177,667,736	179,347,668	536,668	360	-	26,622,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,410,925	-	9,410,925	-
Consumer Discretionary	156,962,490	14,840,090	142,122,400	-
Consumer Staples	76,888,702	15,650,856	61,237,846	-
Energy	20,883,683	-	20,883,683	-
Financials	427,727,981	182,178,783	245,549,198	-
Health Care	286,471,327	146,047,033	140,424,294	-
Industrials	385,236,947	172,181,548	213,055,399	-
Information Technology	386,564,105	112,420,670	274,048,590	94,845
Materials	143,337,453	57,815,736	85,521,717	-

Money Market Funds	26,622,213	26,622,213	-	-
Total Investments in Securities:	1,920,105,826	727,756,929	1,192,254,052	94,845
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $690,207) - See accompanying schedule:
Unaffiliated issuers (cost $1,255,427,141)	$1,893,483,613
Fidelity Central Funds (cost $26,622,213)	26,622,213

Total Investment in Securities (cost $1,282,049,354)		$1,920,105,826
Cash		37,240
Foreign currency held at value (cost $929,718)		929,718
Receivable for investments sold		606,887
Receivable for fund shares sold		10,505,909
Dividends receivable		1,217,733
Reclaims receivable		7,468,975
Interest receivable		105
Distributions receivable from Fidelity Central Funds		109,601
Other receivables		89,240
Total assets		1,941,071,234
Liabilities
Payable for investments purchased	$4,975,265
Payable for fund shares redeemed	695,283
Accrued management fee	1,193,013
Distribution and service plan fees payable	84,016
Other payables and accrued expenses	297,750
Collateral on securities loaned	736,000
Total liabilities		7,981,327
Net Assets		$1,933,089,907
Net Assets consist of:
Paid in capital		$1,237,700,947
Total accumulated earnings (loss)		695,388,960
Net Assets		$1,933,089,907

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,009,395,855 ÷ 36,357,787 shares)		$27.76
Service Class :
Net Asset Value, offering price and redemption price per share ($148,865,883 ÷ 5,394,309 shares)		$27.60
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($340,174,301 ÷ 12,420,112 shares)		$27.39
Investor Class :
Net Asset Value, offering price and redemption price per share ($434,653,868 ÷ 15,730,235 shares)		$27.63
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$27,544,135
Foreign Tax Reclaims		1,521,350
Income from Fidelity Central Funds (including $29,981 from security lending)		536,668
Income before foreign taxes withheld		$29,602,153
Less foreign taxes withheld		(4,082,413)
Total income		25,519,740
Expenses
Management fee	$6,671,654
Transfer agent fees	244,325
Distribution and service plan fees	491,913
Accounting fees	129,016
Custodian fees and expenses	46,440
Independent trustees' fees and expenses	4,000
Audit	59,546
Legal	2,004
Interest	3,644
Miscellaneous	100,982
Total expenses before reductions	7,753,524
Expense reductions	(81,238)
Total expenses after reductions		7,672,286
Net Investment income (loss)		17,847,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $593,979)	46,430,967
Fidelity Central Funds	360
Foreign currency transactions	(189,470)
Total net realized gain (loss)		46,241,857
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $878,522)	77,429,637
Assets and liabilities in foreign currencies	(258,041)
Total change in net unrealized appreciation (depreciation)		77,171,596
Net gain (loss)		123,413,453
Net increase (decrease) in net assets resulting from operations		$141,260,907
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,847,454	$17,477,716
Net realized gain (loss)	46,241,857	50,302,615
Change in net unrealized appreciation (depreciation)	77,171,596	255,201,295
Net increase (decrease) in net assets resulting from operations	141,260,907	322,981,626
Distributions to shareholders	(6,996,648)	(21,533,349)

Share transactions - net increase (decrease)	(30,418,038)	(75,417,700)
Total increase (decrease) in net assets	103,846,221	226,030,577

Net Assets
Beginning of period	1,829,243,686	1,603,213,109
End of period	$1,933,089,907	$1,829,243,686

Financial Highlights
VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.83	$21.70	$29.28	$26.52	$23.13	$19.13
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.25	.15	.13	.40
Net realized and unrealized gain (loss)	1.76	4.19	(7.37)	4.91	3.46	4.74
Total from investment operations	2.03	4.45	(7.12)	5.06	3.59	5.14
Distributions from net investment income	(.06)	(.26)	(.25)	(.14) C	(.10)	(.38)
Distributions from net realized gain	(.04)	(.07)	(.21)	(2.16) C	(.10)	(.77)
Total distributions	(.10)	(.32) D	(.46)	(2.30)	(.20)	(1.14) D
Net asset value, end of period	$27.76	$25.83	$21.70	$29.28	$26.52	$23.13
Total Return E,F,G	7.88%	20.55%	(24.48)%	19.70%	15.61%	27.77%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.75% J	.77%	.77%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.75 % J	.76%	.77%	.77%	.79%	.79%
Expenses net of all reductions	.75% J	.76%	.77%	.77%	.77%	.78%
Net investment income (loss)	1.96% J	1.09%	1.10%	.51%	.59%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,009,396	$944,202	$798,673	$1,034,416	$872,019	$826,554
Portfolio turnover rate K	35 % J	31%	33%	26%	47%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.68	$21.58	$29.13	$26.40	$23.03	$19.05
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.23	.12	.11	.37
Net realized and unrealized gain (loss)	1.77	4.16	(7.35)	4.88	3.44	4.73
Total from investment operations	2.02	4.40	(7.12)	5.00	3.55	5.10
Distributions from net investment income	(.06)	(.23)	(.23)	(.11) C	(.08)	(.36)
Distributions from net realized gain	(.04)	(.07)	(.21)	(2.16) C	(.10)	(.77)
Total distributions	(.10)	(.30)	(.43) D	(2.27)	(.18)	(1.12) D
Net asset value, end of period	$27.60	$25.68	$21.58	$29.13	$26.40	$23.03
Total Return E,F,G	7.89%	20.41%	(24.58)%	19.57%	15.49%	27.67%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.85% J	.87%	.87%	.87%	.89%	.89%
Expenses net of fee waivers, if any	.84 % J	.86%	.87%	.87%	.89%	.89%
Expenses net of all reductions	.84% J	.86%	.87%	.87%	.87%	.88%
Net investment income (loss)	1.87% J	.99%	1.00%	.41%	.49%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$148,866	$141,807	$125,827	$168,369	$151,886	$134,648
Portfolio turnover rate K	35 % J	31%	33%	26%	47%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.51	$21.44	$28.94	$26.25	$22.90	$18.95
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.19	.07	.08	.34
Net realized and unrealized gain (loss)	1.75	4.13	(7.29)	4.86	3.42	4.71
Total from investment operations	1.98	4.33	(7.10)	4.93	3.50	5.05
Distributions from net investment income	(.06)	(.19)	(.19)	(.08) C	(.05)	(.33)
Distributions from net realized gain	(.04)	(.07)	(.21)	(2.16) C	(.10)	(.77)
Total distributions	(.10)	(.26)	(.40)	(2.24)	(.15)	(1.10)
Net asset value, end of period	$27.39	$25.51	$21.44	$28.94	$26.25	$22.90
Total Return D,E,F	7.78%	20.22%	(24.68)%	19.39%	15.33%	27.50%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.02%	1.02%	1.02%	1.04%	1.04%
Expenses net of fee waivers, if any	.99 % I	1.01%	1.02%	1.02%	1.04%	1.04%
Expenses net of all reductions	.99% I	1.01%	1.02%	1.02%	1.02%	1.03%
Net investment income (loss)	1.72% I	.84%	.85%	.26%	.34%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$340,174	$327,991	$306,315	$398,271	$352,459	$331,113
Portfolio turnover rate J	35 % I	31%	33%	26%	47%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.71	$21.61	$29.16	$26.42	$23.05	$19.06
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.23	.12	.11	.38
Net realized and unrealized gain (loss)	1.77	4.16	(7.34)	4.90	3.44	4.74
Total from investment operations	2.02	4.40	(7.11)	5.02	3.55	5.12
Distributions from net investment income	(.06)	(.24)	(.23)	(.12) C	(.08)	(.36)
Distributions from net realized gain	(.04)	(.07)	(.21)	(2.16) C	(.10)	(.77)
Total distributions	(.10)	(.30) D	(.44)	(2.28)	(.18)	(1.13)
Net asset value, end of period	$27.63	$25.71	$21.61	$29.16	$26.42	$23.05
Total Return E,F,G	7.88%	20.41%	(24.54)%	19.63%	15.49%	27.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.83% J	.84%	.84%	.85%	.87%	.87%
Expenses net of fee waivers, if any	.82 % J	.84%	.84%	.84%	.86%	.87%
Expenses net of all reductions	.82% J	.84%	.84%	.84%	.85%	.86%
Net investment income (loss)	1.89% J	1.02%	1.02%	.43%	.51%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$434,654	$415,244	$372,398	$511,358	$419,888	$421,140
Portfolio turnover rate K	35 % J	31%	33%	26%	47%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$10,197

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$650,243,270
Gross unrealized depreciation	(17,811,612)
Net unrealized appreciation (depreciation)	$632,431,658
Tax cost	$1,287,674,168

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	324,308,167	360,758,428
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$72,939
Service Class 2	418,974
$491,913

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	98,967.0630
Service Class	14,885.0630
Service Class 2	34,221.0630
Investor Class	96,252.1390
	244,325

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Overseas Portfolio	.0424

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Overseas Portfolio	150

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Overseas Portfolio	Borrower	3,366,143	5.57%	3,644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Overseas Portfolio	5,736,676	10,998,211	(274,773)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Overseas Portfolio	1,682
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Overseas Portfolio	3,188	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81,238.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$3,591,037	$11,730,141
Service Class	545,741	1,621,178
Service Class 2	1,263,514	3,306,521
Investor Class	1,596,356	4,875,509
Total	$6,996,648	$21,533,349
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Overseas Portfolio
Initial Class
Shares sold	3,355,452	7,131,371	$91,697,736	$169,104,395
Reinvestment of distributions	136,906	465,297	3,591,037	11,730,141
Shares redeemed	(3,696,016)	(7,840,714)	(99,863,945)	(188,695,511)
Net increase (decrease)	(203,658)	(244,046)	$(4,575,172)	$(7,860,975)
Service Class
Shares sold	176,854	388,571	$4,752,370	$9,278,175
Reinvestment of distributions	20,926	64,640	545,741	1,621,178
Shares redeemed	(324,676)	(761,886)	(8,648,650)	(18,219,563)
Net increase (decrease)	(126,896)	(308,675)	$(3,350,539)	$(7,320,210)
Service Class 2
Shares sold	390,700	1,483,415	$10,450,079	$35,056,314
Reinvestment of distributions	48,784	132,739	1,263,514	3,306,521
Shares redeemed	(876,523)	(3,046,710)	(23,155,127)	(71,642,550)
Net increase (decrease)	(437,039)	(1,430,556)	$(11,441,534)	$(33,279,715)
Investor Class
Shares sold	814,496	1,883,573	$23,467,300	$44,451,343
Reinvestment of distributions	61,140	194,166	1,596,356	4,875,509
Shares redeemed	(1,294,195)	(3,163,504)	(36,114,449)	(76,283,652)
Net increase (decrease)	(418,559)	(1,085,765)	$(11,050,793)	$(26,956,800)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Overseas Portfolio	17%	1	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

% of shares held
VIP Overseas Portfolio	40%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Overseas Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreements with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Overseas Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.  The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the similar sales load structure competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705696.126
VIPOVRS-SANN-0824
Fidelity® Variable Insurance Products:

VIP Value Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Value Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	113,500	3,691,527
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A	21,431	3,903,657
Meta Platforms, Inc. Class A	10,206	5,146,069
Zoominfo Technologies, Inc. (b)	204,100	2,606,357
		11,656,083
Media - 2.4%
Comcast Corp. Class A	166,100	6,504,476
Interpublic Group of Companies, Inc.	136,400	3,967,876
Nexstar Media Group, Inc.	13,700	2,274,337
		12,746,689
TOTAL COMMUNICATION SERVICES		28,094,299
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 1.3%
Aptiv PLC (b)	41,060	2,891,445
Autoliv, Inc.	39,732	4,250,927
		7,142,372
Automobiles - 0.6%
Harley-Davidson, Inc.	92,000	3,085,680
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations, Inc. (b)	83,694	3,383,748
Household Durables - 0.8%
Tempur Sealy International, Inc.	90,282	4,273,950
Leisure Products - 1.1%
BRP, Inc.	44,700	2,863,898
Topgolf Callaway Brands Corp. (b)(c)	189,500	2,899,350
		5,763,248
Specialty Retail - 1.8%
Lithia Motors, Inc. Class A (sub. vtg.)	15,868	4,005,877
Signet Jewelers Ltd. (c)	29,700	2,660,526
Upbound Group, Inc.	105,366	3,234,736
		9,901,139
Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear, Inc.	110,300	4,183,668
PVH Corp.	28,800	3,049,056
Tapestry, Inc.	89,100	3,812,589
		11,045,313
TOTAL CONSUMER DISCRETIONARY		44,595,450
CONSUMER STAPLES - 7.7%
Beverages - 1.5%
Keurig Dr. Pepper, Inc.	232,882	7,778,259
Consumer Staples Distribution & Retail - 1.4%
U.S. Foods Holding Corp. (b)	139,562	7,393,995
Food Products - 1.9%
Bunge Global SA	47,900	5,114,283
Darling Ingredients, Inc. (b)	130,603	4,799,660
		9,913,943
Personal Care Products - 1.2%
Kenvue, Inc.	359,400	6,533,892
Tobacco - 1.7%
Philip Morris International, Inc.	91,300	9,251,429
TOTAL CONSUMER STAPLES		40,871,518
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Expro Group Holdings NV (b)	319,594	7,325,094
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.	163,422	5,821,099
Exxon Mobil Corp.	147,468	16,976,512
Imperial Oil Ltd. (c)	95,958	6,542,862
MEG Energy Corp. (b)	179,400	3,838,338
Shell PLC ADR	11,125	803,003
Targa Resources Corp.	49,458	6,369,201
Tourmaline Oil Corp.	66,479	3,015,257
		43,366,272
TOTAL ENERGY		50,691,366
FINANCIALS - 21.2%
Banks - 6.9%
East West Bancorp, Inc.	103,411	7,572,788
First Citizens Bancshares, Inc.	4,998	8,414,683
Popular, Inc.	52,800	4,669,104
U.S. Bancorp	56,902	2,259,009
Webster Financial Corp.	6,271	273,353
Wells Fargo & Co.	230,600	13,695,334
		36,884,271
Capital Markets - 4.7%
Ameriprise Financial, Inc.	15,347	6,556,085
LPL Financial	27,175	7,589,978
Raymond James Financial, Inc.	45,756	5,655,899
UBS Group AG	179,020	5,270,275
		25,072,237
Consumer Finance - 1.9%
OneMain Holdings, Inc.	120,555	5,845,712
SLM Corp.	198,405	4,124,840
		9,970,552
Financial Services - 3.8%
Apollo Global Management, Inc.	67,373	7,954,730
Global Payments, Inc.	83,773	8,100,849
NCR Atleos Corp.	147,593	3,987,963
		20,043,542
Insurance - 3.9%
American Financial Group, Inc.	38,129	4,690,630
Reinsurance Group of America, Inc.	37,980	7,796,155
The Travelers Companies, Inc.	42,186	8,578,101
		21,064,886
TOTAL FINANCIALS		113,035,488
HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	62,400	2,087,280
Solventum Corp.	30,574	1,616,753
Teleflex, Inc.	4,900	1,030,617
		4,734,650
Health Care Providers & Services - 4.9%
Centene Corp. (b)	98,237	6,513,113
Cigna Group	31,713	10,483,366
CVS Health Corp.	158,877	9,383,276
		26,379,755
Pharmaceuticals - 5.2%
AstraZeneca PLC sponsored ADR	128,708	10,037,937
GSK PLC sponsored ADR	152,300	5,863,550
Jazz Pharmaceuticals PLC (b)	33,496	3,575,028
Merck & Co., Inc.	65,400	8,096,520
		27,573,035
TOTAL HEALTH CARE		58,687,440
INDUSTRIALS - 14.8%
Aerospace & Defense - 0.5%
The Boeing Co. (b)	14,530	2,644,605
Air Freight & Logistics - 1.2%
FedEx Corp.	21,531	6,455,855
Building Products - 2.0%
Builders FirstSource, Inc. (b)	32,766	4,535,142
Johnson Controls International PLC	90,100	5,988,947
		10,524,089
Commercial Services & Supplies - 2.1%
The Brink's Co.	57,660	5,904,384
Vestis Corp.	437,000	5,344,510
		11,248,894
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (b)	7,769	292,425
Electrical Equipment - 1.3%
Regal Rexnord Corp.	38,821	5,249,376
Sensata Technologies PLC	43,422	1,623,549
		6,872,925
Ground Transportation - 1.6%
U-Haul Holding Co. (non-vtg.)	81,537	4,893,851
XPO, Inc. (b)	34,532	3,665,572
		8,559,423
Industrial Conglomerates - 0.7%
Siemens AG	21,300	3,964,472
Machinery - 3.6%
Allison Transmission Holdings, Inc.	78,555	5,962,325
Atmus Filtration Technologies, Inc. (b)	92,300	2,656,394
Chart Industries, Inc. (b)	18,500	2,670,290
Gates Industrial Corp. PLC (b)	78,902	1,247,441
Timken Co.	80,657	6,463,045
		18,999,495
Professional Services - 1.0%
Concentrix Corp.	43,709	2,765,906
ManpowerGroup, Inc.	38,042	2,655,332
		5,421,238
Trading Companies & Distributors - 0.7%
WESCO International, Inc.	25,100	3,978,852
TOTAL INDUSTRIALS		78,962,273
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.8%
Ciena Corp. (b)	60,100	2,895,618
Lumentum Holdings, Inc. (b)	127,970	6,516,232
		9,411,850
Electronic Equipment, Instruments & Components - 2.2%
Flex Ltd. (b)	265,396	7,826,528
Jabil, Inc.	36,800	4,003,472
		11,830,000
IT Services - 0.7%
GoDaddy, Inc. (b)	28,300	3,953,793
Software - 0.8%
NCR Voyix Corp. (b)	322,186	3,978,997
TOTAL INFORMATION TECHNOLOGY		29,174,640
MATERIALS - 5.5%
Chemicals - 3.5%
Methanex Corp.	89,170	4,303,344
Olin Corp.	111,171	5,241,713
The Chemours Co. LLC	229,377	5,177,039
Westlake Corp.	26,485	3,835,558
		18,557,654
Containers & Packaging - 0.8%
International Paper Co.	61,200	2,640,780
WestRock Co.	33,801	1,698,838
		4,339,618
Metals & Mining - 0.7%
Glencore PLC	681,200	3,876,215
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	33,900	2,790,987
TOTAL MATERIALS		29,564,474
REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Camden Property Trust (SBI)	24,100	2,629,551
Prologis, Inc.	47,583	5,344,047
Sun Communities, Inc.	27,300	3,285,282
Ventas, Inc.	115,037	5,896,797
Welltower, Inc.	51,271	5,345,002
		22,500,679
UTILITIES - 6.1%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	25,734	2,257,901
Constellation Energy Corp.	23,287	4,663,687
Edison International	36,800	2,642,608
FirstEnergy Corp.	93,800	3,589,726
PG&E Corp.	333,297	5,819,366
		18,973,288
Independent Power and Renewable Electricity Producers - 1.7%
The AES Corp.	305,209	5,362,522
Vistra Corp.	45,600	3,920,688
		9,283,210
Multi-Utilities - 0.8%
Sempra	55,052	4,187,255
TOTAL UTILITIES		32,443,753
TOTAL COMMON STOCKS (Cost $426,069,351)		528,621,380

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	7,445,282	7,446,771
Fidelity Securities Lending Cash Central Fund 5.38% (d)(e)	6,184,787	6,185,406
TOTAL MONEY MARKET FUNDS (Cost $13,632,177)		13,632,177

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $439,701,528)	542,253,557
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(8,601,521)
NET ASSETS - 100.0%	533,652,036

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,691,527 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	491,297	45,249,637	38,293,896	132,242	(267)	-	7,446,771	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	4,049,156	77,816,842	75,680,592	7,296	-	-	6,185,406	0.0%
Total	4,540,453	123,066,479	113,974,488	139,538	(267)	-	13,632,177

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	28,094,299	24,402,772	3,691,527	-
Consumer Discretionary	44,595,450	44,595,450	-	-
Consumer Staples	40,871,518	40,871,518	-	-
Energy	50,691,366	50,691,366	-	-
Financials	113,035,488	113,035,488	-	-
Health Care	58,687,440	58,687,440	-	-
Industrials	78,962,273	74,997,801	3,964,472	-
Information Technology	29,174,640	29,174,640	-	-
Materials	29,564,474	25,688,259	3,876,215	-
Real Estate	22,500,679	22,500,679	-	-
Utilities	32,443,753	32,443,753	-	-

Money Market Funds	13,632,177	13,632,177	-	-
Total Investments in Securities:	542,253,557	530,721,343	11,532,214	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,002,965) - See accompanying schedule:
Unaffiliated issuers (cost $426,069,351)	$528,621,380
Fidelity Central Funds (cost $13,632,177)	13,632,177

Total Investment in Securities (cost $439,701,528)		$542,253,557
Cash		14,696
Foreign currency held at value (cost $4,341)		4,341
Receivable for investments sold		68,217,349
Receivable for fund shares sold		1,623,840
Dividends receivable		895,180
Distributions receivable from Fidelity Central Funds		12,692
Other receivables		29,615
Total assets		613,051,270
Liabilities
Payable for investments purchased	$72,340,305
Payable for fund shares redeemed	537,693
Accrued management fee	281,193
Distribution and service plan fees payable	15,199
Other payables and accrued expenses	39,594
Collateral on securities loaned	6,185,250
Total liabilities		79,399,234
Net Assets		$533,652,036
Net Assets consist of:
Paid in capital		$395,716,372
Total accumulated earnings (loss)		137,935,664
Net Assets		$533,652,036

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($141,219,708 ÷ 7,264,473 shares)		$19.44
Service Class :
Net Asset Value, offering price and redemption price per share ($288,415 ÷ 14,840 shares)(a)		$19.44
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($72,111,469 ÷ 3,800,256 shares)		$18.98
Investor Class :
Net Asset Value, offering price and redemption price per share ($320,032,444 ÷ 16,516,973 shares)		$19.38
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$5,087,529
Income from Fidelity Central Funds (including $7,296 from security lending)		139,538
Total income		5,227,067
Expenses
Management fee	$1,583,161
Transfer agent fees	94,570
Distribution and service plan fees	87,898
Accounting fees	30,372
Custodian fees and expenses	11,444
Independent trustees' fees and expenses	1,133
Audit	38,886
Legal	2,355
Interest	805
Miscellaneous	6,154
Total expenses before reductions	1,856,778
Expense reductions	(23,002)
Total expenses after reductions		1,833,776
Net Investment income (loss)		3,393,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,399,097
Fidelity Central Funds	(267)
Foreign currency transactions	(11,668)
Total net realized gain (loss)		32,387,162
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,617,818)
Assets and liabilities in foreign currencies	(13,670)
Total change in net unrealized appreciation (depreciation)		(15,631,488)
Net gain (loss)		16,755,674
Net increase (decrease) in net assets resulting from operations		$20,148,965
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,393,291	$5,633,026
Net realized gain (loss)	32,387,162	29,035,524
Change in net unrealized appreciation (depreciation)	(15,631,488)	52,768,827
Net increase (decrease) in net assets resulting from operations	20,148,965	87,437,377
Distributions to shareholders	(10,793,566)	(23,255,866)

Share transactions - net increase (decrease)	7,450,736	(30,607,116)
Total increase (decrease) in net assets	16,806,135	33,574,395

Net Assets
Beginning of period	516,845,901	483,271,506
End of period	$533,652,036	$516,845,901

Financial Highlights
VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.11	$16.73	$18.28	$15.96	$15.78	$13.08
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.23	.31	.19	.26
Net realized and unrealized gain (loss)	.60	3.06	(.96)	4.41	.75	3.74
Total from investment operations	.73	3.28	(.73)	4.72	.94	4.00
Distributions from net investment income	-	(.24)	(.23)	(.32)	(.20)	(.27)
Distributions from net realized gain	(.40)	(.67)	(.59)	(2.07)	(.56)	(1.03)
Total distributions	(.40)	(.90) C	(.82)	(2.40) C	(.76)	(1.30)
Net asset value, end of period	$19.44	$19.11	$16.73	$18.28	$15.96	$15.78
Total Return D,E,F	3.89%	19.79%	(4.11)%	30.07%	6.33%	32.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.65%	.64%	.64%	.67%	.67%
Expenses net of fee waivers, if any	.61 % I	.64%	.64%	.64%	.67%	.67%
Expenses net of all reductions	.61% I	.64%	.64%	.64%	.65%	.66%
Net investment income (loss)	1.35% I	1.24%	1.32%	1.62%	1.48%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$141,220	$129,716	$121,880	$159,917	$131,037	$116,401
Portfolio turnover rate J	57 % I	51%	48%	68%	81%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.12	$16.74	$18.28	$15.96	$15.78	$13.08
Income from Investment Operations
Net investment income (loss) A,B	.12	.20	.21	.29	.18	.24
Net realized and unrealized gain (loss)	.60	3.07	(.95)	4.40	.75	3.75
Total from investment operations	.72	3.27	(.74)	4.69	.93	3.99
Distributions from net investment income	-	(.22)	(.21)	(.30)	(.19)	(.25)
Distributions from net realized gain	(.40)	(.67)	(.59)	(2.07)	(.56)	(1.03)
Total distributions	(.40)	(.89)	(.80)	(2.37)	(.75)	(1.29) C
Net asset value, end of period	$19.44	$19.12	$16.74	$18.28	$15.96	$15.78
Total Return D,E,F	3.83%	19.67%	(4.17)%	29.92%	6.23%	32.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.75%	.74%	.74%	.77%	.77%
Expenses net of fee waivers, if any	.71 % I	.74%	.74%	.74%	.77%	.77%
Expenses net of all reductions	.71% I	.74%	.74%	.74%	.75%	.76%
Net investment income (loss)	1.25% I	1.14%	1.22%	1.52%	1.38%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$288	$281	$240	$337	$275	$270
Portfolio turnover rate J	57 % I	51%	48%	68%	81%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.69	$16.39	$17.93	$15.70	$15.55	$12.91
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.18	.26	.16	.22
Net realized and unrealized gain (loss)	.59	2.99	(.93)	4.33	.72	3.68
Total from investment operations	.69	3.16	(.75)	4.59	.88	3.90
Distributions from net investment income	-	(.20)	(.20)	(.28)	(.17)	(.23)
Distributions from net realized gain	(.40)	(.67)	(.59)	(2.07)	(.56)	(1.03)
Total distributions	(.40)	(.86) C	(.79)	(2.36) C	(.73)	(1.26)
Net asset value, end of period	$18.98	$18.69	$16.39	$17.93	$15.70	$15.55
Total Return D,E,F	3.76%	19.47%	(4.29)%	29.72%	6.02%	31.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.90%	.89%	.89%	.92%	.92%
Expenses net of fee waivers, if any	.86 % I	.89%	.89%	.89%	.92%	.92%
Expenses net of all reductions	.86% I	.89%	.89%	.89%	.91%	.91%
Net investment income (loss)	1.10% I	.99%	1.07%	1.37%	1.22%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$72,111	$65,168	$43,667	$26,890	$10,204	$9,262
Portfolio turnover rate J	57 % I	51%	48%	68%	81%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$16.69	$18.23	$15.92	$15.75	$13.06
Income from Investment Operations
Net investment income (loss) A,B	.12	.21	.22	.29	.18	.25
Net realized and unrealized gain (loss)	.60	3.05	(.95)	4.40	.74	3.73
Total from investment operations	.72	3.26	(.73)	4.69	.92	3.98
Distributions from net investment income	-	(.22)	(.22)	(.31)	(.19)	(.26)
Distributions from net realized gain	(.40)	(.67)	(.59)	(2.07)	(.56)	(1.03)
Total distributions	(.40)	(.89)	(.81)	(2.38)	(.75)	(1.29)
Net asset value, end of period	$19.38	$19.06	$16.69	$18.23	$15.92	$15.75
Total Return C,D,E	3.85%	19.68%	(4.13)%	29.98%	6.20%	32.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.72%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.68 % H	.72%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.68% H	.72%	.72%	.72%	.73%	.74%
Net investment income (loss)	1.28% H	1.16%	1.24%	1.55%	1.40%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$320,032	$321,682	$317,484	$290,021	$190,229	$197,903
Portfolio turnover rate I	57 % H	51%	48%	68%	81%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$121,997,411
Gross unrealized depreciation	(19,639,569)
Net unrealized appreciation (depreciation)	$102,357,842
Tax cost	$439,895,715

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	150,453,310	154,029,153

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$144
Service Class 2	87,754
$87,898

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	13,735.0630
Service Class	29.0630
Service Class 2	6,980.0630
Investor Class	73,826.1390
	94,570

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Value Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Portfolio	1,958

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Value Portfolio	Borrower	5,188,000	5.59%	805

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Value Portfolio	39,881,457	17,078,605	2,431,748
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Value Portfolio	475
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Portfolio	784	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,002.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Value Portfolio
Distributions to shareholders
Initial Class	$2,737,625	$6,051,925
Service Class	5,821	12,584
Service Class 2	1,425,995	2,844,063
Investor Class	6,624,125	14,347,294
Total	$10,793,566	$23,255,866

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Value Portfolio
Initial Class
Shares sold	1,097,402	1,469,173	$21,203,423	$26,125,211
Reinvestment of distributions	146,554	326,778	2,737,625	6,051,925
Shares redeemed	(765,923)	(2,293,424)	(15,038,194)	(41,328,763)
Net increase (decrease)	478,033	(497,473)	$8,902,854	$(9,151,627)
Service Class
Shares sold	-	-	$ -	$5
Reinvestment of distributions	214	460	3,997	8,518
Shares redeemed	(49)	(140)	(945)	(2,533)
Net increase (decrease)	165	320	$3,052	$5,990
Service Class 2
Shares sold	557,087	1,379,622	$10,544,467	$24,333,754
Reinvestment of distributions	78,137	156,957	1,425,995	2,844,063
Shares redeemed	(321,917)	(714,540)	(6,108,011)	(12,184,219)
Net increase (decrease)	313,307	822,039	$5,862,451	$14,993,598
Investor Class
Shares sold	636,086	1,141,669	$12,351,736	$20,426,631
Reinvestment of distributions	355,753	776,789	6,624,125	14,347,294
Shares redeemed	(1,352,423)	(4,066,386)	(26,293,482)	(71,229,002)
Net increase (decrease)	(360,584)	(2,147,928)	$(7,317,621)	$(36,455,077)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	60%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Value Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.761034.123
VIPVAL-SANN-0824
Fidelity® Variable Insurance Products:

VIP Floating Rate High Income Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Floating Rate High Income Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Bank Loan Obligations - 90.7%
	Principal Amount (a)	Value ($)
Aerospace - 1.0%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 13.25% 3/19/26 (b)(c)(d)	565,009	565,715
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/28 (c)(d)(e)	300,000	301,200
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5911% 12/31/27 (b)(c)(d)	138,004	138,176
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 1/21/31 (b)(c)(d)	169,575	170,296
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 6/9/31 (b)(c)(d)	270,000	270,675
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 4/21/31 (b)(c)(d)	360,000	361,800
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0798% 8/24/28 (b)(c)(d)	1,722,198	1,724,712
Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8428% 2/28/31 (b)(c)(d)	418,950	419,788
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 3/22/30 (b)(c)(d)	123,750	123,948
TOTAL AEROSPACE		4,076,310
Air Transportation - 1.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (b)(c)(d)	624,000	643,824
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8474% 3/21/31 (b)(c)(d)	299,250	299,343
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7749% 6/4/29 (b)(c)(d)	380,000	379,050
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1939% 11/23/28 (b)(c)(d)	490,726	484,130
CME Term SOFR 3 Month Index + 4.750% 10.1939% 11/23/28 (b)(c)(d)(f)	397,913	397,913
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4439% 11/23/29 (b)(c)(d)(f)	175,000	175,000
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7436% 7/2/27 (b)(c)(d)	342,000	348,645
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 3/17/30 (b)(c)(d)	537,806	538,118
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (b)(c)(d)	212,491	217,296
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4846% 3/24/28 (b)(c)(d)(f)	249,900	195,172
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0936% 2/24/31 (b)(c)(d)	1,183,035	1,184,088
TOTAL AIR TRANSPORTATION		4,862,579
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/5/28 (b)(c)(d)	959,171	936,487
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5142% 4/28/28 (b)(c)(d)	144,627	144,627
CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (b)(c)(d)	114,138	114,280
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (b)(c)(d)	598,500	599,248
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9581% 6/3/28 (b)(c)(d)	1,354,139	1,309,452
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 12/17/28 (b)(c)(d)	98,438	97,987
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 4/16/31 (b)(c)(d)	455,898	455,706
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (b)(c)(d)	516,293	502,958
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1749% 2/8/28 (b)(c)(d)	576,598	532,874
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (b)(c)(d)	625,000	628,794
TOTAL AUTOMOTIVE & AUTO PARTS		5,322,413
Banks & Thrifts - 1.3%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 7/29/30 (b)(c)(d)	1,664,370	1,668,531
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/19/31 (b)(c)(d)	605,000	604,056
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 12/31/30 (b)(c)(d)	1,668,832	1,668,232
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (c)(d)(e)	850,000	850,000
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4975% 12/22/28 (b)(c)(d)	386,113	384,502
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 12/1/28 (b)(c)(d)	141,375	141,111
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6939% 12/16/28 (b)(c)(d)	103,684	103,425
TOTAL BANKS & THRIFTS		5,419,857
Broadcasting - 1.4%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 10/25/28 (b)(c)(d)	146,440	146,660
CME Term SOFR 1 Month Index + 2.500% 7.8439% 8/19/30 (b)(c)(d)	1,109,850	1,110,250
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4292% 8/24/26 (b)(c)(d)	88,344	82,425
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	1,616,944	32,339
term loan 10% 8/2/27 (d)	107,341	148,846
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 12/1/28 (b)(c)(d)	1,528,163	1,525,611
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9584% 9/19/26 (b)(c)(d)	351,322	352,003
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1792% 4/21/29 (b)(c)(d)	268,624	181,405
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/24/26 (b)(c)(d)	130,563	130,548
CME Term SOFR 1 Month Index + 3.250% 8.7084% 1/31/29 (b)(c)(d)	1,829,530	1,783,791
CME Term SOFR 1 Month Index + 3.500% 8.9437% 1/31/29 (b)(c)(d)	335,000	330,953
TOTAL BROADCASTING		5,824,831
Building Materials - 2.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (b)(c)(d)	1,143,825	965,892
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 1/3/29 (b)(c)(d)	842,431	841,454
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0959% 5/23/31 (b)(c)(d)	500,000	499,375
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/19/28 (b)(c)(d)	199,000	199,515
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6939% 10/22/28 (b)(c)(d)	198,980	198,731
CME Term SOFR 1 Month Index + 3.750% 8.8439% 11/3/28 (b)(c)(d)	279,300	279,881
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6/18/31 (c)(d)(e)	330,000	329,588
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5894% 2/10/31 (b)(c)(d)	214,463	214,598
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (b)(c)(d)	2,971,216	2,942,573
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/5/30 (b)(c)(d)	153,600	154,176
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 3/28/31 (b)(c)(d)	225,000	226,172
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.082% 5/14/28 (b)(c)(d)	252,850	243,947
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (b)(c)(d)	1,232,934	1,231,393
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8436% 4/2/29 (b)(c)(d)	211,962	212,757
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.1939% 10/15/28 (b)(c)(d)	264,967	263,282
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3436% 9/22/28 (b)(c)(d)	218,414	218,785
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 2/16/28 (b)(c)(d)	262,033	262,526
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 10/19/29 (b)(c)(d)	583,930	584,695
TOTAL BUILDING MATERIALS		9,869,340
Cable/Satellite TV - 1.8%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (b)(c)(d)	1,990,603	1,987,736
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3019% 12/9/30 (b)(c)(d)	223,875	221,133
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 1/31/28 (b)(c)(d)	1,735,000	1,672,922
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8288% 1/18/28 (b)(c)(d)	1,872,082	1,795,869
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1933% 9/25/28 (b)(c)(d)	125,000	120,281
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 1/31/28 (b)(c)(d)	653,534	623,975
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (b)(c)(d)	855,000	805,684
TOTAL CABLE/SATELLITE TV		7,227,600
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4584% 7/22/29 (b)(c)(d)	341,000	342,156
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 3/17/30 (b)(c)(d)	533,531	534,865
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/28/28 (b)(c)(d)	343,052	340,123
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5906% 1/24/29 (b)(c)(d)	553,905	554,137
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3379% 2/14/28 (b)(c)(d)	84,781	84,781
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3305% 5/21/31 (b)(c)(d)	275,000	274,142
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (b)(c)(d)	435,566	437,518
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.5715% 4/16/25 (b)(c)(d)(f)	47,144	44,344
TOTAL CAPITAL GOODS		2,612,066
Chemicals - 4.5%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 12/14/29 (b)(c)(d)	513,713	494,022
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9439% 9/30/28 (b)(c)(d)	1,810,693	1,803,251
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1792% 11/24/28 (b)(c)(d)	410,000	389,295
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 11/24/27 (b)(c)(d)	438,582	434,560
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2934% 8/29/29 (b)(c)(d)	484,757	485,160
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 5/29/29 (b)(c)(d)	508,442	509,713
Cimpress U.S.A., Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 5/17/28 (b)(c)(d)	498,750	498,750
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 11/15/30 (b)(c)(d)	1,177,050	1,143,504
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/29/27 (b)(c)(d)	147,791	122,851
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 11/1/30 (b)(c)(d)	448,875	450,697
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (b)(c)(d)	1,328,527	1,325,020
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2825% 5/27/28 (b)(c)(d)	647,635	626,788
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3596% 7/3/28 (b)(c)(d)	875,667	847,601
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (b)(c)(d)	1,693,853	1,685,079
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8667% 3/15/30 (b)(c)(d)	170,000	154,870
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 3/1/30 (b)(c)(d)	168,300	167,565
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 4/2/29 (b)(c)(d)	1,078,786	1,074,740
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.34% 4/10/30 (b)(c)(d)	396,012	396,757
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2461% 12/1/26 (b)(c)(d)	458,316	425,661
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (b)(c)(d)	913,512	914,883
CME Term SOFR 1 Month Index + 3.500% 8.8292% 4/3/28 (b)(c)(d)	213,388	213,921
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (b)(c)(d)	336,859	337,843
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	1,257,809	1,259,205
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (b)(c)(d)	310,000	310,000
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 8/18/28 (b)(c)(d)	1,320,810	1,314,206
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 1% 2/7/31 (c)(d)(h)	74,551	74,784
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (b)(c)(d)	340,449	341,515
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5939% 9/22/28 (b)(c)(d)	173,223	173,750
TOTAL CHEMICALS		17,975,991
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6779% 2/7/29 (b)(c)(d)	766,582	756,524
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 12/22/28 (b)(c)(d)	480,970	480,369
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8439% 12/26/28 (b)(c)(d)	348,302	347,867
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 12/25/28 (b)(c)(d)	1,209,386	1,208,782
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 12/13/29 (b)(c)(d)	438,350	438,271
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/22/31 (b)(c)(d)	324,895	324,642
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (b)(c)(d)	677,297	678,428
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 5/17/28 (b)(c)(d)	452,915	450,030
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (b)(c)(d)	852,863	847,890
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/6/28 (b)(c)(d)	116,400	115,672
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 3/13/28 (b)(c)(d)	180,000	180,900
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3555% 12/22/26 (b)(c)(d)	545,329	544,375
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (b)(c)(d)	769,092	766,484
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (b)(c)(d)	332,350	191,656
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 8/5/28 (b)(c)(d)	723,732	725,136
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3387% 8/1/30 (b)(c)(d)	924,156	929,008
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/21/27 (b)(c)(d)	290,250	239,166
TOTAL CONSUMER PRODUCTS		9,225,200
Containers - 2.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/3/28 (b)(c)(d)	888,115	885,806
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1439% 5/12/31 (b)(c)(d)	1,479,568	1,482,424
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1908% 7/1/29 (b)(c)(d)	535,985	536,140
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 3/22/29 (b)(c)(d)	910,000	914,550
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/1/27 (b)(c)(d)	791,772	792,627
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 8/4/27 (b)(c)(d)	424,098	424,480
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	800,501	746,467
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 5/1/31 (b)(c)(d)	240,000	240,151
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8435% 9/25/28 (b)(c)(d)	496,875	497,084
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.3439% 8/3/26 (b)(c)(d)	498,024	497,790
CME Term SOFR 1 Month Index + 3.750% 9.4584% 8/1/26 (b)(c)(d)	97,500	97,378
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1939% 1/30/27 (b)(c)(d)	503,928	504,663
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 8/12/28 (b)(c)(d)	263,250	264,585
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 4/21/31 (b)(c)(d)	2,174,550	2,175,920
TOTAL CONTAINERS		10,060,065
Diversified Financial Services - 4.5%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9584% 2/4/28 (b)(c)(d)	583,345	583,426
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 8/9/30 (b)(c)(d)	1,077,702	1,081,076
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5975% 10/31/28 (b)(c)(d)	212,072	212,470
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 1/31/31 (c)(d)(e)	330,000	329,954
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/10/31 (b)(c)(d)	905,626	902,683
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (b)(c)(d)	830,933	772,768
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1638% 10/6/30 (b)(c)(d)	203,463	204,480
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 7/12/28 (b)(c)(d)	141,297	141,033
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (b)(c)(d)	200,084	200,626
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 2/3/31 (b)(c)(d)	370,000	371,388
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 6/24/28 (b)(c)(d)	388,182	387,577
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 6/30/28 (b)(c)(d)	640,520	639,476
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0973% 2/26/31 (b)(c)(d)	175,000	176,313
CME Term SOFR 1 Month Index + 4.000% 9.3473% 1/26/28 (b)(c)(d)	267,297	268,967
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3346% 1/31/31 (b)(c)(d)	2,070,000	2,069,710
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8346% 4/22/30 (b)(c)(d)	541,839	541,839
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 12/31/49 (b)(c)(d)(f)(g)	81,952	49,171
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (b)(c)(d)	814,442	815,208
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/10/31 (b)(c)(d)	205,000	206,154
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (b)(c)(d)	443,905	443,296
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3279% 5/16/31 (b)(c)(d)	505,000	505,475
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 6/17/30 (b)(c)(d)	97,830	98,197
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.8295% 4/28/28 (b)(c)(d)	142,736	139,882
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6939% 11/1/29 (b)(c)(d)	335,000	333,074
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1939% 11/8/26 (b)(c)(d)	580,707	579,656
CME Term SOFR 1 Month Index + 4.500% 9.8439% 12/13/28 (b)(c)(d)	578,550	578,405
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0788% 5/16/31 (b)(c)(d)	185,000	184,769
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 2/14/30 (b)(c)(d)	420,000	422,276
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)(g)	330,781	5,306
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 12/1/28 (b)(c)(d)	470,193	469,939
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1936% 11/16/26 (b)(c)(d)	164,557	164,322
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0936% 6/6/31 (b)(c)(d)	410,000	408,873
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3361% 4/29/26 (b)(c)(d)	263,286	263,765
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (b)(c)(d)	2,813,534	2,760,781
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (b)(c)(d)(f)	663,709	650,435
TOTAL DIVERSIFIED FINANCIAL SERVICES		17,962,770
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8179% 10/28/27 (b)(c)(d)	847,154	823,332
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9846% 2/10/27 (b)(c)(d)	957,342	708,433
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (b)(c)(d)	1,877,803	1,484,760
TOTAL DIVERSIFIED MEDIA		3,016,525
Energy - 3.1%
Apro LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 6/26/31 (c)(d)(e)	630,000	629,213
CME Term SOFR 1 Month Index + 3.750% 9.192% 11/14/26 (b)(c)(d)	390,442	390,524
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8362% 10/14/27 (b)(c)(d)	552,344	551,653
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 3/17/28 (b)(c)(d)	417,100	416,579
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3439% 7/20/30 (b)(c)(d)	323,375	322,198
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 11/19/29 (b)(c)(d)	650,223	651,966
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (b)(c)(d)	2,215,904	2,183,596
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (b)(c)(d)	543,724	505,663
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0521% 6/29/29 (b)(c)(d)	820,000	818,335
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 9/29/28 (b)(c)(d)	1,122,382	1,133,202
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9292% 10/31/28 (b)(c)(d)	412,244	414,202
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 5/22/31 (b)(c)(d)	405,000	407,171
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 11/14/25 (b)(c)(d)	294,930	292,718
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (b)(c)(d)	1,763,045	1,712,675
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (b)(c)(d)	511,180	512,351
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (b)(c)(d)	259,350	259,189
TPF II Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.750% 6.0004% 10/2/25 (b)(c)(d)	190,000	188,822
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 6/22/29 (c)(d)(e)	395,000	392,038
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 5/10/29 (b)(c)(d)	285,000	286,188
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2084% 3/25/28 (b)(c)(d)	262,575	243,735
TOTAL ENERGY		12,312,018
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9584% 9/1/27 (b)(c)(d)	349,664	304,935
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9584% 9/1/27 (b)(c)(d)	850,000	737,732
TOTAL ENTERTAINMENT/FILM		1,042,667
Environmental - 0.6%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2084% 10/8/28 (b)(c)(d)	304,222	305,427
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 11/30/28 (b)(c)(d)	240,218	239,917
CME Term SOFR 1 Month Index + 2.750% 8.0808% 11/30/28 (b)(c)(d)	426,684	426,505
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 11/30/28 (b)(c)(d)	18,408	18,385
CME Term SOFR 1 Month Index + 2.750% 8.0808% 11/30/28 (b)(c)(d)	23,316	23,306
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0936% 6/21/28 (b)(c)(d)	1,285,437	1,285,707
TOTAL ENVIRONMENTAL		2,299,247
Food & Drug Retail - 0.7%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1846% 8/1/29 (b)(c)(d)	656,406	655,861
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6792% 2/1/27 (b)(c)(d)	278,586	278,294
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0911% 11/20/27 (b)(c)(d)	286,257	20,754
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (b)(c)(d)	305,000	304,619
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (b)(c)(d)	932,379	933,545
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	717,717	718,277
TOTAL FOOD & DRUG RETAIL		2,911,350
Food/Beverage/Tobacco - 1.4%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5936% 12/23/30 (b)(c)(d)	170,000	170,141
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.7084% 10/23/27 (b)(c)(d)	580,228	581,557
CME Term SOFR 1 Month Index + 3.750% 9.0805% 10/25/27 (b)(c)(d)	263,675	264,664
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (b)(c)(d)	1,055,334	805,283
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 2/12/31 (b)(c)(d)	600,000	603,684
Naked Juice LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (b)(c)(d)	1,079,547	999,423
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	170,000	135,623
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0932% 3/1/29 (b)(c)(d)	215,000	215,806
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	1,927,829	1,927,829
TOTAL FOOD/BEVERAGE/TOBACCO		5,704,010
Gaming - 4.4%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (b)(c)(d)	2,346,300	2,344,094
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (b)(c)(d)	2,274,300	2,272,162
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.864% 3/16/27 (b)(c)(d)	194,000	194,105
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.014% 10/31/29 (b)(c)(d)	947,384	948,227
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0808% 1/27/29 (b)(c)(d)	4,592,561	4,595,454
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 11/25/30 (b)(c)(d)	1,611,963	1,610,963
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 5/26/30 (b)(c)(d)	838,645	838,125
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4584% 4/26/28 (b)(c)(d)	320,925	320,180
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 4/26/28 (b)(c)(d)	248,378	247,446
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0805% 4/16/29 (b)(c)(d)	640,250	639,795
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (b)(c)(d)	457,700	459,343
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9584% 5/29/26 (b)(c)(d)	270,901	270,224
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3063% 4/4/29 (b)(c)(d)	1,608,308	1,604,287
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 3/14/31 (b)(c)(d)	1,276,800	1,275,319
TOTAL GAMING		17,619,724
Healthcare - 6.4%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7346% 2/15/29 (b)(c)(d)	482,818	399,329
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 8/24/28 (b)(c)(d)	220,944	221,360
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4439% 11/8/27 (b)(c)(d)	247,416	248,343
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3436% 2/22/28 (b)(c)(d)	290,000	290,000
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5776% 2/12/28 (b)(c)(d)	733,269	734,604
Chrysaor Bidco Sarl:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (c)(d)(e)	148,982	149,448
Tranche B-DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (c)(d)(e)	11,018	11,052
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/9/31 (b)(c)(d)	680,000	677,790
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 8/1/27 (b)(c)(d)	867,255	863,638
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 11/1/28 (b)(c)(d)	259,038	258,812
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 3/31/29 (b)(c)(d)	680,612	636,161
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (b)(c)(d)	620,000	618,841
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (b)(c)(d)	3,233,836	3,127,378
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	39,638	39,688
CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (b)(c)(d)	592,820	593,561
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (b)(c)(d)	5,016	5,022
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9846% 1/6/29 (b)(c)(d)	432,407	432,204
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 5/4/28 (b)(c)(d)	1,580,726	1,584,013
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 12/6/28 (b)(c)(d)	721,380	721,978
Jazz Financing Lux SARL Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 5/5/28 (c)(d)(e)	50,000	50,000
CME Term SOFR 1 Month Index + 3.000% 8.4584% 5/5/28 (b)(c)(d)	1,368,276	1,368,276
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 4/7/31 (b)(c)(d)	509,164	508,482
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 10/21/28 (c)(d)(e)	950,000	950,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/23/28 (b)(c)(d)	2,859,053	2,862,884
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8288% 5/17/31 (b)(c)(d)	796,129	796,129
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5788% 3/17/31 (b)(c)(d)	284,288	284,467
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (b)(c)(d)	1,200,586	1,203,587
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6939% 4/20/29 (b)(c)(d)	459,474	457,177
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 2/21/31 (b)(c)(d)	473,813	472,334
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (b)(c)(d)	1,643,691	1,646,255
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 6/21/29 (b)(c)(d)	309,215	309,797
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8269% 4/10/31 (b)(c)(d)	235,000	234,901
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6/20/31 (c)(d)(e)	410,000	408,975
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/30/31 (b)(c)(d)	430,000	428,568
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 12/19/30 (b)(c)(d)	652,621	653,600
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 10/1/28 (b)(c)(d)	111,386	106,668
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7346% 12/15/27 (b)(c)(d)	335,095	336,017
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8411% 11/20/26 (b)(c)(d)	110,221	99,434
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 1/8/27 (b)(c)(d)	893,785	893,562
TOTAL HEALTHCARE		25,684,335
Homebuilders/Real Estate - 0.6%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (b)(c)(d)	330,000	330,413
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2084% 8/21/25 (b)(c)(d)	21,367	21,361
CME Term SOFR 1 Month Index + 3.000% 8.3319% 1/31/30 (b)(c)(d)	427,275	426,741
CME Term SOFR 1 Month Index + 3.750% 9.0792% 1/31/30 (b)(c)(d)	174,563	175,435
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3689% 1/27/29 (b)(c)(d)	262,193	261,537
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (b)(c)(d)	341,733	343,014
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (b)(c)(d)	279,300	279,160
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4584% 1/23/27 (b)(c)(d)	291,449	292,816
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 9/1/27 (b)(c)(d)	439,220	440,977
TOTAL HOMEBUILDERS/REAL ESTATE		2,571,454
Hotels - 1.4%
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/30/29 (b)(c)(d)	617,573	619,543
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/17/31 (b)(c)(d)	1,162,088	1,161,216
CME Term SOFR 1 Month Index + 3.000% 7.8439% 8/2/28 (b)(c)(d)	1,638,606	1,637,147
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0952% 11/8/30 (b)(c)(d)	435,000	435,300
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 4/1/31 (b)(c)(d)	730,145	731,664
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5635% 9/29/28 (b)(c)(d)	417,185	377,553
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 5/28/30 (b)(c)(d)	721,598	721,699
TOTAL HOTELS		5,684,122
Insurance - 6.4%
Acrisure LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (b)(c)(d)	3,613,285	3,607,937
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (b)(c)(d)	1,622,839	1,619,804
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 11/6/30 (b)(c)(d)	1,196,442	1,199,002
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7084% 2/19/28 (b)(c)(d)	830,475	829,379
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	536,454	537,221
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 2/14/31 (b)(c)(d)	1,436,400	1,439,287
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4439% 8/19/28 (b)(c)(d)	1,443,707	1,426,108
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 8/19/28 (b)(c)(d)	1,247,090	1,236,352
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 1/31/28 (b)(c)(d)	2,050,000	1,901,703
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 1/20/29 (b)(c)(d)	1,970,000	1,811,789
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 12/23/26 (b)(c)(d)	1,817,251	1,800,587
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 7/31/27 (b)(c)(d)	556,798	546,708
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (b)(c)(d)	2,521,926	2,526,339
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (b)(c)(d)	1,175,000	1,196,056
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (b)(c)(d)	2,905,000	2,907,585
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0846% 9/27/30 (b)(c)(d)	456,556	456,364
CME Term SOFR 1 Month Index + 2.750% 8.0939% 11/23/29 (b)(c)(d)	894,696	894,141
TOTAL INSURANCE		25,936,362
Leisure - 2.4%
Alterra Mountain Co.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 8/17/28 (b)(c)(d)	125,166	125,375
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 5/31/30 (b)(c)(d)	387,075	388,770
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 2/17/31 (b)(c)(d)	265,000	266,325
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 11/24/28 (b)(c)(d)	307,204	307,459
Bulldog Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/13/31 (c)(d)(e)	300,000	301,125
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0939% 8/9/27 (b)(c)(d)	497,220	498,777
CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/18/28 (b)(c)(d)	1,326,471	1,328,129
City Football Group Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (b)(c)(d)	1,479,049	1,473,044
CME Term SOFR 1 Month Index + 3.500% 7/21/30 (c)(d)(e)	280,000	278,863
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (b)(c)(d)	590,946	593,163
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9584% 7/31/28 (b)(c)(d)	227,251	229,701
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5846% 1/15/30 (b)(c)(d)	765,000	766,117
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (b)(c)(d)	314,213	315,391
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3439% 8/27/28 (b)(c)(d)	141,375	141,818
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.994% 12/14/26 (b)(c)(d)	233,144	232,561
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/25/28 (b)(c)(d)	547,824	547,139
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 3/18/30 (b)(c)(d)	1,140,111	1,142,152
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (b)(c)(d)	811,592	727,186
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0911% 12/30/27 (b)(c)(d)	100,000	70,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0911% 12/30/26 (b)(c)(d)	82,025	76,010
TOTAL LEISURE		9,809,105
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 8/19/30 (b)(c)(d)	372,192	373,960
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3462% 2/4/28 (b)(c)(d)	163,007	162,925
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1189% 4/13/29 (b)(c)(d)	3,181,139	3,186,102
TOTAL PAPER		3,349,027
Publishing/Printing - 0.4%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3295% 10/30/30 (b)(c)(d)	518,700	518,700
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3359% 8/11/28 (b)(c)(d)	287,829	289,449
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 1/28/29 (b)(c)(d)	381,225	380,036
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 7/8/28 (b)(c)(d)	199,875	196,091
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 13.321% 6/16/26 (b)(c)(d)	173,424	183,829
TOTAL PUBLISHING/PRINTING		1,568,105
Railroad - 0.4%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1808% 4/6/28 (b)(c)(d)	464,930	465,046
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3012% 4/10/31 (b)(c)(d)	665,000	664,082
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8462% 7/26/28 (b)(c)(d)	548,207	549,391
TOTAL RAILROAD		1,678,519
Restaurants - 1.2%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 9/23/30 (b)(c)(d)	1,176,694	1,172,469
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	530,837	530,948
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 12/1/28 (b)(c)(d)	230,948	230,833
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 10/20/28 (b)(c)(d)	281,472	281,120
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7294% 3/1/26 (b)(c)(d)	355,313	351,482
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 4/1/29 (b)(c)(d)	719,911	698,702
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 8/3/28 (b)(c)(d)	1,403,268	1,402,903
TOTAL RESTAURANTS		4,668,457
Services - 11.4%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (b)(c)(d)	2,775,496	2,775,496
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8112% 10/2/28 (b)(c)(d)	156,016	156,016
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3292% 7/30/28 (b)(c)(d)	1,052,006	1,053,258
CME Term SOFR 1 Month Index + 4.250% 9.5792% 7/31/28 (b)(c)(d)	1,080,000	1,080,810
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 5/14/28 (b)(c)(d)	2,238,166	2,228,587
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3436% 2/15/29 (b)(c)(d)	1,127,049	1,130,803
CME Term SOFR 1 Month Index + 4.000% 9.4584% 1/23/27 (b)(c)(d)	709,184	710,071
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1937% 1/31/28 (b)(c)(d)	160,149	159,749
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.71% 11/16/28 (b)(c)(d)	266,963	268,076
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (b)(c)(d)	913,290	912,148
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (b)(c)(d)	646,580	647,272
Aramark Services, Inc.:
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2084% 1/15/27 (b)(c)(d)	116,563	116,417
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 4/6/28 (b)(c)(d)	90,000	90,038
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 6/24/30 (b)(c)(d)	120,334	120,395
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 6/30/28 (b)(c)(d)	567,424	569,410
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (b)(c)(d)	663,338	665,706
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1939% 12/10/29 (b)(c)(d)	255,000	248,753
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 12/10/28 (b)(c)(d)	1,978,168	1,975,339
Avis Budget Car Rental LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2084% 8/6/27 (b)(c)(d)	1,156,142	1,143,136
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4439% 3/16/29 (b)(c)(d)	146,154	145,789
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/31/28 (b)(c)(d)	403,988	405,502
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (b)(c)(d)	1,971,923	1,977,405
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3346% 5/2/30 (b)(c)(d)	240,000	241,200
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 12/30/28 (b)(c)(d)	1,161,623	1,161,518
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7084% 9/30/28 (b)(c)(d)	479,072	479,470
CME Term SOFR 3 Month Index + 3.750% 9.0939% 9/30/28 (b)(c)(d)	199,500	199,833
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2295% 5/3/29 (b)(c)(d)	368,438	281,855
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 6/2/28 (b)(c)(d)	1,600,843	1,574,541
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 8/16/28 (b)(c)(d)	502,463	501,333
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (b)(c)(d)	1,005,719	1,001,585
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 10/21/28 (b)(c)(d)	726,240	729,305
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (b)(c)(d)	808,080	810,230
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (b)(c)(d)	192,563	127,091
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (b)(c)(d)	670,004	504,178
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (b)(c)(d)	618,066	499,089
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1937% 7/30/26 (b)(c)(d)	609,384	610,962
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/1/27 (b)(c)(d)	398,239	399,947
CME Term SOFR 1 Month Index + 3.750% 9.2084% 12/1/27 (b)(c)(d)	214,463	215,803
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0975% 6/30/28 (b)(c)(d)	358,200	324,042
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8387% 10/21/30 (b)(c)(d)	817,950	819,488
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3461% 4/3/28 (b)(c)(d)	599,028	598,027
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7084% 4/21/27 (b)(c)(d)	548,095	343,074
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 6/12/30 (b)(c)(d)	1,837,852	1,843,605
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (b)(c)(d)	60,000	60,172
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (b)(c)(d)	2,099,954	1,973,075
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5745% 7/25/30 (b)(c)(d)	939,958	939,807
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (b)(c)(d)	775,497	708,610
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (b)(c)(d)	770,000	774,173
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (b)(c)(d)	495,000	497,970
Prime Security Services Borrower LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5786% 10/15/30 (b)(c)(d)	325,000	324,688
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1952% 12/16/26 (b)(c)(d)	302,853	303,861
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 2/24/28 (b)(c)(d)	661,112	661,019
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (b)(c)(d)	556,450	509,035
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (b)(c)(d)	2,976,126	2,522,266
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0844% 9/10/29 (b)(c)(d)	1,730,000	1,580,355
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (b)(c)(d)	897,750	899,150
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5939% 4/14/29 (b)(c)(d)	478,938	487,918
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (b)(c)(d)	847,138	850,510
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 2/14/31 (b)(c)(d)	374,063	376,984
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (b)(c)(d)	598,500	595,011
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0939% 11/3/29 (b)(c)(d)	174,736	174,955
TOTAL SERVICES		46,085,911
Steel - 0.1%
Zekelman Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5936% 1/24/31 (b)(c)(d)	380,657	380,794
Super Retail - 3.0%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 11/6/27 (b)(c)(d)	163,618	163,517
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 7/24/28 (b)(c)(d)	424,835	201,160
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3288% 2/3/29 (b)(c)(d)	217,778	217,982
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (b)(c)(d)	529,975	398,806
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (b)(c)(d)	9,331,082	9,316,513
Gulfside Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/29/31 (c)(d)(e)	215,000	215,000
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 6/5/31 (b)(c)(d)	285,000	283,997
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (b)(c)(d)	469,982	461,625
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 4/15/28 (b)(c)(d)	528,817	473,772
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6939% 10/20/28 (b)(c)(d)	491,250	477,588
TOTAL SUPER RETAIL		12,209,960
Technology - 14.5%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (b)(c)(d)	270,573	270,459
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0846% 2/3/31 (b)(c)(d)	85,000	85,160
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	270,000	270,508
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8989% 10/8/27 (b)(c)(d)	172,493	172,948
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	945,000	646,815
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (b)(c)(d)	60,000	61,950
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (b)(c)(d)	846,213	851,933
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (b)(c)(d)	2,163,228	2,153,775
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/11/29 (b)(c)(d)	321,860	323,569
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3439% 12/29/28 (b)(c)(d)	179,100	179,259
BYJU's Alpha, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)(g)	438,921	93,271
Tranche DD 1 term loan CME Term SOFR 3 Month Index + 8.000% 4/3/26 (c)(d)(e)(f)(h)	3,755	3,755
Tranche DD 2 term loan CME Term SOFR 3 Month Index + 8.000% 13.3319% 4/3/26 (b)(c)(d)(f)	3,755	3,755
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/31/31 (b)(c)(d)	1,445,079	1,446,885
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 7/6/29 (b)(c)(d)	798,645	786,569
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3222% 3/29/29 (b)(c)(d)	3,017,403	3,012,877
CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/24/31 (b)(c)(d)	255,000	255,518
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 7/2/29 (b)(c)(d)	928,266	927,570
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 4/4/26 (b)(c)(d)	648,659	581,938
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (b)(c)(d)	960,536	952,132
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (b)(c)(d)	531,346	521,936
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (d)	235,000	233,630
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/1/31 (b)(c)(d)	1,406,475	1,397,685
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 3/3/31 (b)(c)(d)	320,000	320,400
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 10/16/26 (b)(c)(d)	1,922,296	1,871,432
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3439% 2/19/29 (b)(c)(d)	595,000	527,468
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2084% 3/31/29 (b)(c)(d)	60,000	58,500
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (b)(c)(d)	391,023	389,556
CME Term SOFR 1 Month Index + 4.750% 10.0939% 3/31/28 (b)(c)(d)	108,892	109,028
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 8/7/30 (b)(c)(d)	229,075	229,648
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 10/7/29 (b)(c)(d)	713,014	715,688
Epicor Software Corp.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.5784% 5/23/31 (b)(c)(d)	362,472	363,780
CME Term SOFR 1 Month Index + 3.750% 9.0657% 7/31/27 (b)(c)(d)	89,775	90,099
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 7/31/27 (b)(c)(d)	576,209	578,289
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1% 5/23/31 (c)(d)(h)	42,528	42,682
Gen Digital, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 7.0939% 9/12/29 (b)(c)(d)	133,343	132,795
CME Term SOFR 1 Month Index + 2.000% 7.0779% 9/12/29 (b)(c)(d)	1,330,982	1,325,512
Go Daddy Operating Co. LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/12/29 (b)(c)(d)	618,431	619,037
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 6/2/31 (b)(c)(d)	590,313	589,545
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 7/15/30 (b)(c)(d)	243,514	243,862
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (b)(c)(d)	350,821	351,817
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (b)(c)(d)	87,407	87,655
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.500% 7.3439% 5/30/31 (b)(c)(d)	225,000	224,719
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 3/1/29 (b)(c)(d)	2,167,526	2,162,454
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/3/28 (b)(c)(d)	3,550,938	3,545,008
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5792% 2/23/29 (b)(c)(d)	225,000	223,488
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 6/6/31 (b)(c)(d)	995,000	985,050
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8279% 8/17/29 (b)(c)(d)	803,576	803,407
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (c)(d)(e)	1,945,000	1,895,772
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (b)(c)(d)	779,505	786,326
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5939% 1/31/30 (b)(c)(d)	698,225	700,934
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 2/1/28 (b)(c)(d)	2,875,651	2,874,443
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4584% 3/19/28 (b)(c)(d)	303,178	302,990
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (b)(c)(d)	4,451,843	4,447,525
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (b)(c)(d)	1,095,000	1,097,508
Project Boost Purchaser LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 5/30/26 (b)(c)(d)	414,073	414,131
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9676% 5/30/26 (b)(c)(d)	29,923	29,923
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 8/31/28 (b)(c)(d)	1,219,579	1,220,042
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1924% 5/15/28 (b)(c)(d)	632,593	286,697
CME Term SOFR 1 Month Index + 6.250% 11.6924% 5/15/28 (b)(c)(d)	147,335	148,717
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 4/22/28 (b)(c)(d)	1,182,348	1,147,859
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9439% 9/30/28 (b)(c)(d)	388,676	375,741
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (b)(c)(d)	1,326,697	1,324,827
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/23/29 (b)(c)(d)	188,105	188,810
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9584% 8/11/28 (b)(c)(d)	627,539	622,048
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/9/31 (b)(c)(d)	1,219,060	1,220,425
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 8/31/28 (b)(c)(d)	318,649	319,219
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 5/30/30 (b)(c)(d)	361,905	362,357
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (b)(c)(d)	3,695,960	3,707,971
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0922% 6/13/31 (b)(c)(d)	1,015,000	1,012,463
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 3/27/28 (b)(c)(d)	384,387	385,989
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 4/14/31 (b)(c)(d)	745,724	746,656
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7084% 10/30/27 (b)(c)(d)	201,175	186,477
CME Term SOFR 1 Month Index + 4.250% 9.6939% 10/30/27 (b)(c)(d)	117,300	108,796
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 3/19/31 (b)(c)(d)	175,000	176,313
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 9/28/29 (b)(c)(d)	715,476	714,696
TOTAL TECHNOLOGY		58,630,471
Telecommunications - 3.5%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (b)(c)(d)	466,886	400,742
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (b)(c)(d)	3,130,585	2,290,555
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (b)(c)(d)	12,704	12,832
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (b)(c)(d)	481,546	390,857
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (b)(c)(d)	712,298	128,214
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 7/31/25 (c)(d)(e)(f)	29,012	29,012
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3387% 10/24/30 (b)(c)(d)	133,653	134,016
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (b)(c)(d)	434,872	409,188
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 10/2/27 (b)(c)(d)	318,651	303,206
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (b)(c)(d)	1,125,000	1,125,934
Frontier Communications Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 6/20/31 (c)(d)(e)	1,250,000	1,246,875
CME Term SOFR 1 Month Index + 3.750% 9.2084% 10/8/27 (b)(c)(d)	1,960,330	1,956,899
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (b)(c)(d)	109,290	79,235
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (b)(c)(d)	132,606	123,323
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (c)(d)(e)	240,000	240,300
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (b)(c)(d)	405,111	384,519
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 9/25/26 (b)(c)(d)	860,361	694,922
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.35% 1/27/31 (b)(c)(d)	446,643	446,925
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6939% 9/21/27 (b)(c)(d)	1,080,886	1,079,081
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4584% 3/9/27 (b)(c)(d)	2,235,347	1,940,102
CME Term SOFR 1 Month Index + 4.320% 9.6689% 3/9/27 (b)(c)(d)	576,725	506,232
TOTAL TELECOMMUNICATIONS		13,922,969
Textiles/Apparel - 0.3%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5871% 2/20/29 (b)(c)(d)	424,073	426,724
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/23/28 (b)(c)(d)	232,061	230,973
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7084% 4/16/28 (b)(c)(d)	522,341	522,586
TOTAL TEXTILES/APPAREL		1,180,283
Transportation Ex Air/Rail - 0.2%
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.0962% 5/7/29 (b)(c)(d)	230,000	164,641
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 5/7/28 (b)(c)(d)	553,577	468,697
TOTAL TRANSPORTATION EX AIR/RAIL		633,338
Utilities - 1.5%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/20/31 (b)(c)(d)	2,076,441	2,076,898
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.109% 12/15/27 (b)(c)(d)	155,436	155,565
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8439% 8/22/29 (b)(c)(d)	344,128	345,849
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 6/23/28 (b)(c)(d)	321,750	319,279
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8439% 6/23/27 (b)(c)(d)	395,000	396,110
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 1/21/28 (b)(c)(d)	239,726	240,059
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3308% 3/2/27 (b)(c)(d)	1,324,077	1,326,646
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 12/20/30 (b)(c)(d)	990,903	991,062
TOTAL UTILITIES		5,851,468
TOTAL BANK LOAN OBLIGATIONS (Cost $371,990,536)		365,563,203

Nonconvertible Bonds - 3.6%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (i)	505,000	507,547
Air Transportation - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	70,000	69,378
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	34,954	34,530
TOTAL AIR TRANSPORTATION		103,908
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	175,000	177,109
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(c)(i)	2,580,000	2,602,560
TOTAL AUTOMOTIVE & AUTO PARTS		2,779,669
Broadcasting - 0.4%
DISH Network Corp. 11.75% 11/15/27 (i)	940,000	921,670
Univision Communications, Inc.:
6.625% 6/1/27 (i)	105,000	100,521
8% 8/15/28 (i)	150,000	146,284
8.5% 7/31/31 (i)	240,000	233,122
TOTAL BROADCASTING		1,401,597
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	300,000	318,278
Cable/Satellite TV - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	170,000	158,932
5.375% 6/1/29 (i)	330,000	300,222
TOTAL CABLE/SATELLITE TV		459,154
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	35,000	36,168
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	5,117
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	211,594
TOTAL CHEMICALS		216,711
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	45,000	44,754
7% 6/15/25 (i)	130,000	129,965
8.375% 1/15/29 (i)	290,000	298,907
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	642,000	590,645
6.75% 9/15/25 (i)	142,300	138,137
TOTAL ENERGY		1,202,408
Gaming - 0.3%
Affinity Interactive 6.875% 12/15/27 (i)	150,000	132,264
Caesars Entertainment, Inc. 7% 2/15/30 (i)	160,000	163,469
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	795,000	723,975
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (i)	15,000	15,394
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	30,000	29,593
4.25% 12/1/26 (i)	45,000	43,397
4.625% 12/1/29 (i)	25,000	23,659
TOTAL GAMING		1,131,751
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	125,000	126,415
Homebuilders/Real Estate - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	640,000	528,581
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	400,000	391,713
TOTAL HOMEBUILDERS/REAL ESTATE		920,294
Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (i)	600,000	600,416
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	355,000	355,563
TOTAL INSURANCE		955,979
Leisure - 0.1%
Carnival Corp. 7.625% 3/1/26 (i)	95,000	95,939
Royal Caribbean Cruises Ltd. 8.25% 1/15/29 (i)	160,000	168,941
TOTAL LEISURE		264,880
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	15,741
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	80,000	70,288
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (i)	95,000	94,230
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	110,000	118,876
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (i)	115,000	114,281
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	145,000	139,200
The GEO Group, Inc. 8.625% 4/15/29 (i)	80,000	81,936
TOTAL SERVICES		454,293
Super Retail - 0.2%
Carvana Co. 5.625% 10/1/25 (i)	225,000	219,372
EG Global Finance PLC 12% 11/30/28 (i)	520,000	553,633
TOTAL SUPER RETAIL		773,005
Technology - 0.3%
Cloud Software Group, Inc.:
8.25% 6/30/32 (i)	444,000	452,545
9% 9/30/29 (i)	190,000	184,342
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	90,000	91,381
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (i)	285,000	290,191
ION Trading Technologies Ltd. 9.5% 5/30/29 (i)	200,000	203,880
TOTAL TECHNOLOGY		1,222,339
Telecommunications - 0.4%
Altice Financing SA 5.75% 8/15/29 (i)	105,000	76,236
Altice France SA:
5.125% 1/15/29 (i)	170,000	110,921
5.125% 7/15/29 (i)	340,000	223,584
5.5% 1/15/28 (i)	95,000	65,064
Frontier Communications Holdings LLC 5% 5/1/28 (i)	100,000	94,209
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	465,000	432,623
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	170,000	159,231
Windstream Escrow LLC 7.75% 8/15/28 (i)	250,000	235,511
TOTAL TELECOMMUNICATIONS		1,397,379
TOTAL NONCONVERTIBLE BONDS (Cost $14,624,155)		14,452,034

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8392% 7/15/37 (b)(c)(i)	250,000	251,250
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 9.5751% 7/20/37 (b)(c)(i)	250,000	250,430
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(c)(i)	250,000	250,644
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (b)(c)(i)	250,000	250,649
TOTAL ASSET-BACKED SECURITIES (Cost $1,000,000)		1,002,973

Common Stocks - 0.9%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (f)(j)	5,338	24,608
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	1,797	0
TOTAL CAPITAL GOODS		24,608
Consumer Products - 0.0%
JOANN, Inc. (f)	94,692	6,529
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f)	6,090	553,703
Carnelian Point Holdings LP warrants (f)(j)	329	961
Lime Tree Bay Ltd. (f)(j)	38	2,687
TOTAL DIVERSIFIED FINANCIAL SERVICES		557,351
Energy - 0.6%
California Resources Corp.	16,696	888,561
California Resources Corp. warrants 10/27/24 (j)	885	15,784
Chesapeake Energy Corp.	11,625	955,459
Chesapeake Energy Corp. (k)	103	8,466
Exxon Mobil Corp.	4,943	569,038
TOTAL ENERGY		2,437,308
Entertainment/Film - 0.1%
New Cineworld Ltd. (f)	12,397	206,658
Hotels - 0.1%
Travelport Finance Luxembourg SARL (f)	85	238,173
Restaurants - 0.0%
Old Claimco LLC (f)(j)	15,069	186,856
Telecommunications - 0.0%
GTT Communications, Inc. (f)(j)	2,417	77,078
TOTAL COMMON STOCKS (Cost $2,150,064)		3,734,561

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Bank of America Corp. 6.25% (b)(l)	730,000	741,602
Citigroup, Inc. 4.7% (b)(l)	375,000	373,914
JPMorgan Chase & Co. 6.1% (b)(l)	179,000	181,889
TOTAL BANKS & THRIFTS		1,297,405
Diversified Financial Services - 0.1%
Aircastle Ltd. 5.25% (b)(i)(l)	240,000	235,092
TOTAL PREFERRED SECURITIES (Cost $1,518,137)		1,532,497

Other - 0.5%
	Shares	Value ($)
Other - 0.5%
Fidelity Private Credit Co. LLC (k)(m) (Cost $2,169,490)	217,732	2,212,157

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (n) (Cost $27,980,655)	27,975,060	27,980,655

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $421,433,037)	416,478,080
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(13,347,074)
NET ASSETS - 100.0%	403,131,006

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $120,834 and $121,221, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,161,518 or 3.8% of net assets.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,220,623 or 0.6% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975

Fidelity Private Credit Co. LLC	4/28/22 - 6/21/24	2,169,490

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	37,991,574	56,813,348	66,824,168	1,024,900	(99)	-	27,980,655	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	919,300	1,524,663	2,443,963	869	-	-	-	0.0%
Total	38,910,874	58,338,011	69,268,131	1,025,769	(99)	-	27,980,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	2,010,491	184,267	-	113,540	-	17,399	2,212,157
	2,010,491	184,267	-	113,540	-	17,399	2,212,157

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	206,658	-	-	206,658
Consumer Discretionary	431,558	-	-	431,558
Energy	2,437,308	2,437,308	-	-
Financials	557,351	-	-	557,351
Industrials	24,608	-	-	24,608
Information Technology	77,078	-	-	77,078

Bank Loan Obligations	365,563,203	-	364,014,646	1,548,557

Corporate Bonds	14,452,034	-	14,452,034	-

Asset-Backed Securities	1,002,973	-	1,002,973	-

Preferred Securities	1,532,497	-	1,532,497	-

Other	2,212,157	-	2,212,157	-

Money Market Funds	27,980,655	27,980,655	-	-
Total Investments in Securities:	416,478,080	30,417,963	383,214,307	2,845,810
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$4,435,750
Net Realized Gain (Loss) on Investment Securities	12,321
Net Unrealized Gain (Loss) on Investment Securities	(136,634)
Cost of Purchases	440,411
Proceeds of Sales	(1,477,665)
Amortization/Accretion	16,803
Transfers into Level 3	-
Transfers out of Level 3	(445,176)
Ending Balance	$2,845,810
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$(137,565)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $391,282,892)	$386,285,268
Fidelity Central Funds (cost $27,980,655)	27,980,655
Other affiliated issuers (cost $2,169,490)	2,212,157

Total Investment in Securities (cost $421,433,037)		$416,478,080
Cash		333,349
Receivable for investments sold		643,018
Receivable for fund shares sold		284,711
Dividends receivable		133
Interest receivable		3,447,798
Distributions receivable from Fidelity Central Funds		157,796
Other receivables		5
Total assets		421,344,890
Liabilities
Payable for investments purchased	$17,691,419
Payable for fund shares redeemed	222,127
Accrued management fee	222,124
Other payables and accrued expenses	78,214
Total liabilities		18,213,884
Commitments and contingent liabilities (see Commitments note)
Net Assets		$403,131,006
Net Assets consist of:
Paid in capital		$410,812,766
Total accumulated earnings (loss)		(7,681,760)
Net Assets		$403,131,006

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($88,083,673 ÷ 8,704,619 shares)		$10.12
Investor Class :
Net Asset Value, offering price and redemption price per share ($315,047,333 ÷ 31,145,328 shares)		$10.12
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$147,206
Affiliated issuers		113,540
Interest		15,744,544
Income from Fidelity Central Funds (including $869 from security lending)		1,025,769
Total income		17,031,059
Expenses
Management fee	$1,166,137
Transfer agent fees	55,730
Accounting fees	27,186
Custodian fees and expenses	30,760
Independent trustees' fees and expenses	773
Audit	37,179
Legal	12,932
Miscellaneous	3,567
Total expenses before reductions	1,334,264
Expense reductions	(18,153)
Total expenses after reductions		1,316,111
Net Investment income (loss)		15,714,948
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(274,527)
Fidelity Central Funds	(99)
Total net realized gain (loss)		(274,626)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,666,656)
Fidelity Central Funds	(30,774)
Other affiliated issuers	17,399
Total change in net unrealized appreciation (depreciation)		(1,680,031)
Net gain (loss)		(1,954,657)
Net increase (decrease) in net assets resulting from operations		$13,760,291
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,714,948	$23,288,853
Net realized gain (loss)	(274,626)	(1,194,256)
Change in net unrealized appreciation (depreciation)	(1,680,031)	9,754,741
Net increase (decrease) in net assets resulting from operations	13,760,291	31,849,338
Distributions to shareholders	(3,964,733)	(21,840,921)

Share transactions - net increase (decrease)	52,373,892	84,387,688
Total increase (decrease) in net assets	62,169,450	94,396,105

Net Assets
Beginning of period	340,961,556	246,565,451
End of period	$403,131,006	$340,961,556

Financial Highlights
VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.43	$9.90	$9.66	$9.85	$9.55
Income from Investment Operations
Net investment income (loss) A,B	.420	.832	.477	.323	.376	.505
Net realized and unrealized gain (loss)	(.047)	.307	(.529)	.177	(.104)	.325
Total from investment operations	.373	1.139	(.052)	.500	.272	.830
Distributions from net investment income	(.113)	(.709)	(.418)	(.260)	(.462)	(.530)
Total distributions	(.113)	(.709)	(.418)	(.260)	(.462)	(.530)
Net asset value, end of period	$10.12	$9.86	$9.43	$9.90	$9.66	$9.85
Total Return C,D,E	3.81%	12.29%	(.52)%	5.21%	2.82%	8.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.72%	.72%	.72%	.73%	.71%
Expenses net of fee waivers, if any	.70 % H	.71%	.72%	.72%	.73%	.71%
Expenses net of all reductions	.70% H	.71%	.72%	.72%	.73%	.70%
Net investment income (loss)	8.46% H	8.42%	4.93%	3.26%	3.95%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$88,084	$53,564	$12,480	$9,840	$7,689	$12,292
Portfolio turnover rate I	39 % H	31%	26%	37%	40%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.43	$9.89	$9.66	$9.85	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.419	.826	.474	.319	.373	.502
Net realized and unrealized gain (loss)	(.047)	.307	(.520)	.169	(.105)	.335
Total from investment operations	.372	1.133	(.046)	.488	.268	.837
Distributions from net investment income	(.112)	(.703)	(.414)	(.258)	(.458)	(.527)
Total distributions	(.112)	(.703)	(.414)	(.258)	(.458)	(.527)
Net asset value, end of period	$10.12	$9.86	$9.43	$9.89	$9.66	$9.85
Total Return C,D,E	3.81%	12.22%	(.46)%	5.08%	2.78%	8.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.75%	.75%	.76%	.76%	.74%
Expenses net of fee waivers, if any	.71 % H	.75%	.75%	.76%	.76%	.74%
Expenses net of all reductions	.71% H	.74%	.75%	.76%	.76%	.74%
Net investment income (loss)	8.45% H	8.39%	4.90%	3.23%	3.91%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$315,047	$287,398	$234,086	$233,965	$160,929	$253,710
Portfolio turnover rate I	39 % H	31%	26%	37%	40%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2024 was 11.47%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to Short-term gain distributions from the Underlying Funds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 6,271,507
Gross unrealized depreciation	(10,100,494)
Net unrealized appreciation (depreciation)	$(3,828,987)
Tax cost	$420,307,067

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,778,233)
Long-term	(15,231,677)
Total capital loss carryforward	$(19,009,910)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
VIP Floating Rate High Income Portfolio	Fidelity Private Credit Company LLC	356,985
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	148,478,068	68,169,348

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Investor Class	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	6,285.0680
Investor Class	49,445.1020
	55,730
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:
% of Average Net Assets
VIP Floating Rate High Income Portfolio	.0471

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Floating Rate High Income Portfolio	319
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Floating Rate High Income Portfolio	89	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2025. During the period, this waiver reduced the Fund's management fee by $6,926.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,124.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,103.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$675,089	$2,844,454
Investor Class	3,289,644	18,996,467
Total	$3,964,733	$21,840,921
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	4,720,592	4,882,950	$47,189,420	$48,824,679
Reinvestment of distributions	68,537	293,402	675,089	2,844,454
Shares redeemed	(1,518,130)	(1,065,518)	(15,233,689)	(10,549,011)
Net increase (decrease)	3,270,999	4,110,834	$32,630,820	$41,120,122
Investor Class
Shares sold	3,535,967	7,581,221	$35,298,814	$75,336,182
Reinvestment of distributions	334,224	1,961,066	3,288,764	18,990,942
Shares redeemed	(1,884,340)	(5,211,557)	(18,844,506)	(51,059,558)
Net increase (decrease)	1,985,851	4,330,730	$19,743,072	$43,267,566

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Floating Rate High Income Portfolio	82%	1	11%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Floating Rate High Income Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Floating Rate High Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9859332.110
VIPFHI-SANN-0824
Fidelity® Variable Insurance Products:

VIP Stock Selector All Cap Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Stock Selector All Cap Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	795,700	15,205,827
Entertainment - 1.5%
Lions Gate Entertainment Corp. Class B (a)	110,900	950,413
Lionsgate Studios Corp.	7,100	57,226
Lionsgate Studios Corp. (b)	54,916	442,623
Live Nation Entertainment, Inc. (a)	13,600	1,274,864
Netflix, Inc. (a)	32,500	21,933,600
Roblox Corp. (a)	78,400	2,917,264
Roku, Inc. Class A (a)	26,300	1,576,159
Sea Ltd. ADR Class A (a)	124,800	8,913,216
Spotify Technology SA (a)	10,700	3,357,553
The Walt Disney Co.	216,000	21,446,640
TKO Group Holdings, Inc.	42,723	4,613,657
Ubisoft Entertainment SA (a)	116,000	2,539,265
		70,022,480
Interactive Media & Services - 6.9%
Alphabet, Inc. Class A	1,042,500	189,891,375
Bumble, Inc. (a)	95,500	1,003,705
Match Group, Inc. (a)	27,500	835,450
Meta Platforms, Inc. Class A	245,000	123,533,900
Pinterest, Inc. Class A (a)	72,000	3,173,040
Snap, Inc. Class A (a)	491,400	8,162,154
		326,599,624
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	1,210,956	2,470,350
Ibotta, Inc.	2,000	150,320
Liberty Broadband Corp. Class A (a)	97,400	5,318,040
		7,938,710
TOTAL COMMUNICATION SERVICES		419,766,641
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 0.1%
Adient PLC (a)	70,350	1,738,349
Aptiv PLC (a)	59,800	4,211,116
		5,949,465
Automobiles - 0.8%
Tesla, Inc. (a)	199,963	39,568,678
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	999,436	193,141,007
Etsy, Inc. (a)	45,100	2,659,998
		195,801,005
Distributors - 0.1%
LKQ Corp.	89,100	3,705,669
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	43,900	6,656,557
Aramark	31,327	1,065,745
Booking Holdings, Inc.	4,262	16,883,913
Caesars Entertainment, Inc. (a)	89,500	3,556,730
Churchill Downs, Inc.	68,330	9,538,868
Domino's Pizza, Inc.	17,654	9,115,290
Flutter Entertainment PLC (a)	17,100	3,126,770
Hilton Worldwide Holdings, Inc.	53,278	11,625,260
Marriott International, Inc. Class A	50,395	12,183,999
McDonald's Corp.	29,647	7,555,241
Red Rock Resorts, Inc.	73,500	4,037,355
Restaurant Brands International, Inc.	94,700	6,673,060
Starbucks Corp.	67,300	5,239,305
Yum! Brands, Inc.	80,800	10,702,768
		107,960,861
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	4,552,039
Leisure Products - 0.0%
Brunswick Corp.	27,600	2,008,452
Specialty Retail - 1.8%
Five Below, Inc. (a)	27,072	2,950,036
Foot Locker, Inc.	91,900	2,290,148
Lowe's Companies, Inc.	147,489	32,515,425
The Home Depot, Inc.	37,824	13,020,534
TJX Companies, Inc.	261,020	28,738,302
Valvoline, Inc. (a)	118,519	5,120,021
		84,634,466
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	27,700	8,273,990
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,456,931
NIKE, Inc. Class B	145,569	10,971,536
PVH Corp.	88,340	9,352,556
Tapestry, Inc.	172,297	7,372,589
		38,427,602
TOTAL CONSUMER DISCRETIONARY		482,608,237
CONSUMER STAPLES - 5.7%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	27,250	8,312,613
Brown-Forman Corp. Class B (non-vtg.)	58,500	2,526,615
Constellation Brands, Inc. Class A (sub. vtg.)	23,685	6,093,677
Diageo PLC	102,253	3,210,132
Keurig Dr. Pepper, Inc.	704,000	23,513,600
Monster Beverage Corp. (a)	158,600	7,922,070
PepsiCo, Inc.	73,400	12,105,862
The Coca-Cola Co.	615,000	39,144,750
		102,829,319
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	117,500	2,320,625
Alimentation Couche-Tard, Inc. (multi-vtg.)	83,700	4,696,940
BJ's Wholesale Club Holdings, Inc. (a)	10,400	913,536
Dollar Tree, Inc. (a)	8,000	854,160
Performance Food Group Co. (a)	80,446	5,318,285
Target Corp.	50,135	7,421,985
Walgreens Boots Alliance, Inc.	56,800	686,996
Walmart, Inc.	253,300	17,150,943
		39,363,470
Food Products - 0.7%
Archer Daniels Midland Co.	94,699	5,724,555
Lamb Weston Holdings, Inc.	74,100	6,230,328
Mondelez International, Inc.	105,200	6,884,288
Nomad Foods Ltd.	107,982	1,779,543
The J.M. Smucker Co.	71,600	7,807,264
The Simply Good Foods Co. (a)	5,700	205,941
TreeHouse Foods, Inc. (a)	71,226	2,609,721
Tyson Foods, Inc. Class A	56,000	3,199,840
		34,441,480
Household Products - 1.0%
Energizer Holdings, Inc.	320,400	9,464,616
Procter & Gamble Co.	228,000	37,601,760
The Clorox Co.	8,700	1,187,289
		48,253,665
Personal Care Products - 0.5%
Estee Lauder Companies, Inc. Class A	75,500	8,033,200
Kenvue, Inc.	871,300	15,840,234
		23,873,434
Tobacco - 0.4%
Altria Group, Inc.	48,500	2,209,175
British American Tobacco PLC sponsored ADR	159,900	4,945,707
Philip Morris International, Inc.	111,600	11,308,428
		18,463,310
TOTAL CONSUMER STAPLES		267,224,678
ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (a)	163,600	3,749,712
TechnipFMC PLC	123,800	3,237,370
Weatherford International PLC (a)	57,000	6,979,650
		13,966,732
Oil, Gas & Consumable Fuels - 3.6%
Africa Oil Corp.	1,749,300	3,119,982
Athabasca Oil Corp. (a)	1,335,800	5,057,888
Exxon Mobil Corp.	665,400	76,600,848
Galp Energia SGPS SA	315,500	6,663,639
Hess Corp.	55,300	8,157,856
Imperial Oil Ltd.	212,300	14,475,600
Kosmos Energy Ltd. (a)	442,977	2,454,093
MEG Energy Corp. (a)	563,500	12,056,317
PBF Energy, Inc. Class A	49,200	2,264,184
Phillips 66 Co.	65,000	9,176,050
Shell PLC ADR	215,500	15,554,790
Sunoco Logistics Partners, LP	34,000	1,922,360
Valero Energy Corp.	82,300	12,901,348
		170,404,955
TOTAL ENERGY		184,371,687
FINANCIALS - 13.0%
Banks - 4.9%
Bancorp, Inc., Delaware (a)	190,100	7,178,176
Bank of America Corp.	968,312	38,509,768
Bank of Ireland Group PLC	588,500	6,156,322
Citigroup, Inc.	269,855	17,124,998
Citizens Financial Group, Inc.	196,500	7,079,895
East West Bancorp, Inc.	68,862	5,042,764
HDFC Bank Ltd. sponsored ADR	42,800	2,753,324
JPMorgan Chase & Co.	318,818	64,484,129
KeyCorp	611,410	8,688,136
M&T Bank Corp.	100,561	15,220,913
Piraeus Financial Holdings SA (a)	855,000	3,111,385
PNC Financial Services Group, Inc.	105,430	16,392,256
Popular, Inc.	110,000	9,727,300
Wells Fargo & Co.	490,947	29,157,342
		230,626,708
Capital Markets - 3.1%
Bank of New York Mellon Corp.	174,164	10,430,682
Cboe Global Markets, Inc.	57,775	9,825,217
Charles Schwab Corp.	70,300	5,180,407
Coinbase Global, Inc. (a)	12,478	2,772,986
Intercontinental Exchange, Inc.	150,700	20,629,323
London Stock Exchange Group PLC	37,100	4,399,258
LPL Financial	38,063	10,630,996
MarketAxess Holdings, Inc.	52,317	10,491,128
Moody's Corp.	18,890	7,951,368
Morgan Stanley	296,399	28,807,019
Northern Trust Corp.	87,400	7,339,852
State Street Corp.	168,000	12,432,000
Tradeweb Markets, Inc. Class A	53,900	5,713,400
UBS Group AG	208,272	6,152,355
Virtu Financial, Inc. Class A	165,647	3,718,775
		146,474,766
Consumer Finance - 0.3%
Discover Financial Services	75,204	9,837,435
OneMain Holdings, Inc.	89,299	4,330,109
		14,167,544
Financial Services - 2.7%
Apollo Global Management, Inc.	161,035	19,013,402
Block, Inc. Class A (a)	325,341	20,981,241
Fiserv, Inc. (a)	97,812	14,577,900
Global Payments, Inc.	64,779	6,264,129
Marqeta, Inc. Class A (a)	847,281	4,643,100
PayPal Holdings, Inc. (a)	64,200	3,725,526
Visa, Inc. Class A	225,281	59,129,504
		128,334,802
Insurance - 2.0%
Arthur J. Gallagher & Co.	50,064	12,982,096
Beazley PLC	593,450	5,311,275
Chubb Ltd.	87,068	22,209,305
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,705	8,765,413
Hartford Financial Services Group, Inc.	112,381	11,298,786
Marsh & McLennan Companies, Inc.	75,651	15,941,179
Reinsurance Group of America, Inc.	36,123	7,414,968
Unum Group	170,040	8,690,744
		92,613,766
TOTAL FINANCIALS		612,217,586
HEALTH CARE - 11.7%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	42,000	10,206,000
Argenx SE ADR (a)	18,500	7,955,740
Ascendis Pharma A/S sponsored ADR (a)	60,000	8,182,800
Blueprint Medicines Corp. (a)	41,500	4,472,870
Cargo Therapeutics, Inc.	95,500	1,568,110
Cytokinetics, Inc. (a)	90,000	4,876,200
Exact Sciences Corp. (a)	138,000	5,830,500
Immunocore Holdings PLC ADR (a)	35,000	1,186,150
Janux Therapeutics, Inc. (a)	60,200	2,521,778
Keros Therapeutics, Inc. (a)	40,000	1,828,000
Legend Biotech Corp. ADR (a)	200,000	8,858,000
Merus BV (a)	70,000	4,141,900
Nuvalent, Inc. Class A (a)	45,000	3,413,700
Oruka Therapeutics, Inc. (b)(c)	106,138	630,481
Regeneron Pharmaceuticals, Inc. (a)	22,800	23,963,484
Spyre Therapeutics, Inc. (a)	40,000	940,400
Vaxcyte, Inc. (a)	100,000	7,551,000
Xenon Pharmaceuticals, Inc. (a)	80,000	3,119,200
		101,246,313
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	800,000	61,608,000
Edwards Lifesciences Corp. (a)	92,000	8,498,040
Glaukos Corp. (a)	67,000	7,929,450
Inspire Medical Systems, Inc. (a)	35,000	4,684,050
Insulet Corp. (a)	58,500	11,805,300
Intuitive Surgical, Inc. (a)	24,000	10,676,400
Masimo Corp. (a)	54,000	6,800,760
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	1,141	14,034
Penumbra, Inc. (a)	100,000	17,997,000
Stryker Corp.	57,500	19,564,375
		149,577,409
Health Care Providers & Services - 2.6%
agilon health, Inc. (a)	641,010	4,192,205
Alignment Healthcare, Inc. (a)	435,000	3,401,700
Centene Corp. (a)	128,000	8,486,400
Cigna Group	50,800	16,792,956
CVS Health Corp.	150,000	8,859,000
LifeStance Health Group, Inc. (a)	678,200	3,329,962
McKesson Corp.	8,000	4,672,320
Privia Health Group, Inc. (a)	320,000	5,561,600
Surgery Partners, Inc. (a)	265,000	6,304,350
UnitedHealth Group, Inc.	123,100	62,689,906
		124,290,399
Health Care Technology - 0.2%
Phreesia, Inc. (a)	107,700	2,283,240
Veeva Systems, Inc. Class A (a)	28,500	5,215,785
		7,499,025
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	194,000	3,773,300
Bruker Corp.	70,000	4,466,700
Danaher Corp.	128,500	32,105,725
IQVIA Holdings, Inc. (a)	26,000	5,497,440
Thermo Fisher Scientific, Inc.	14,500	8,018,500
		53,861,665
Pharmaceuticals - 2.4%
AstraZeneca PLC (United Kingdom)	57,500	8,948,901
Eli Lilly & Co.	63,500	57,491,630
Merck & Co., Inc.	274,000	33,921,200
Royalty Pharma PLC	140,000	3,691,800
Structure Therapeutics, Inc. ADR (a)	51,500	2,022,405
UCB SA	48,000	7,129,957
		113,205,893
TOTAL HEALTH CARE		549,680,704
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	14,600	4,295,904
General Dynamics Corp.	36,900	10,706,166
General Electric Co.	172,900	27,485,913
HEICO Corp. Class A	26,900	4,775,288
Howmet Aerospace, Inc.	153,300	11,900,679
Lockheed Martin Corp.	23,100	10,790,010
RTX Corp.	33,600	3,373,104
The Boeing Co. (a)	75,000	13,650,750
TransDigm Group, Inc.	14,100	18,014,301
		104,992,115
Air Freight & Logistics - 0.2%
FedEx Corp.	28,300	8,485,472
Building Products - 0.9%
Carlisle Companies, Inc.	11,300	4,578,873
The AZEK Co., Inc. Class A, (a)	98,100	4,132,953
Trane Technologies PLC	100,300	32,991,679
		41,703,505
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,800	4,761,768
Waste Connections, Inc. (United States)	73,500	12,888,960
		17,650,728
Construction & Engineering - 0.4%
EMCOR Group, Inc.	12,500	4,563,500
Quanta Services, Inc.	32,900	8,359,561
Willscot Mobile Mini Holdings (a)	115,600	4,351,184
		17,274,245
Electrical Equipment - 1.2%
AMETEK, Inc.	154,700	25,790,037
Eaton Corp. PLC	63,400	19,879,070
GE Vernova LLC	45,775	7,850,870
Vertiv Holdings Co.	48,300	4,181,331
		57,701,308
Ground Transportation - 1.3%
CSX Corp.	408,700	13,671,015
Old Dominion Freight Lines, Inc.	102,600	18,119,160
Uber Technologies, Inc. (a)	215,400	15,655,272
Union Pacific Corp.	58,700	13,281,462
		60,726,909
Machinery - 2.6%
Caterpillar, Inc.	59,700	19,886,070
Chart Industries, Inc. (a)	30,500	4,402,370
Deere & Co.	46,200	17,261,706
Dover Corp.	114,100	20,589,345
Fortive Corp.	163,400	12,107,940
Ingersoll Rand, Inc.	263,400	23,927,256
Parker Hannifin Corp.	53,400	27,010,254
		125,184,941
Professional Services - 0.1%
ExlService Holdings, Inc. (a)	114,800	3,600,128
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	28,900	2,983,347
Watsco, Inc.	20,300	9,403,772
		12,387,119
TOTAL INDUSTRIALS		449,706,470
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 0.1%
Ciena Corp. (a)	114,913	5,536,508
IT Services - 2.0%
Capgemini SA	65,100	12,931,304
Cognizant Technology Solutions Corp. Class A	174,700	11,879,600
EPAM Systems, Inc. (a)	70,100	13,186,511
MongoDB, Inc. Class A (a)	58,100	14,522,676
Okta, Inc. (a)	147,100	13,770,031
Shopify, Inc. Class A (a)	43,300	2,859,965
Snowflake, Inc. (a)	82,000	11,077,380
Twilio, Inc. Class A (a)	225,100	12,787,931
		93,015,398
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	91,310	14,811,395
Analog Devices, Inc.	184,300	42,068,318
ASML Holding NV (depository receipt)	7,400	7,568,202
Lattice Semiconductor Corp. (a)	40,700	2,360,193
Marvell Technology, Inc.	87,200	6,095,280
Microchip Technology, Inc.	92,800	8,491,200
Micron Technology, Inc.	201,500	26,503,295
NVIDIA Corp.	1,574,100	194,464,314
ON Semiconductor Corp. (a)	227,500	15,595,125
Skyworks Solutions, Inc.	23,100	2,461,998
SolarEdge Technologies, Inc. (a)(d)	87,700	2,215,302
		322,634,622
Software - 14.3%
Adobe, Inc. (a)	104,200	57,887,268
Atlassian Corp. PLC Class A, (a)	112,100	19,828,248
Autodesk, Inc. (a)	84,600	20,934,270
Bill Holdings, Inc. (a)	133,991	7,050,606
BlackLine, Inc. (a)	207,200	10,038,840
Constellation Software, Inc.	1,800	5,186,495
Constellation Software, Inc. warrants 3/31/40 (a)(c)	2,600	0
Datadog, Inc. Class A (a)	59,800	7,755,462
Dynatrace, Inc. (a)	119,100	5,328,534
Elastic NV (a)	100,100	11,402,391
Five9, Inc. (a)	369,230	16,283,043
Gen Digital, Inc.	323,342	8,077,083
HubSpot, Inc. (a)	26,500	15,629,435
Microsoft Corp.	803,700	359,213,717
Palo Alto Networks, Inc. (a)	42,200	14,306,222
PTC, Inc. (a)	22,684	4,121,002
Salesforce, Inc.	230,900	59,364,390
Tenable Holdings, Inc. (a)	343,900	14,987,162
Unity Software, Inc. (a)(d)	293,400	4,770,684
Workday, Inc. Class A (a)	84,600	18,913,176
Workiva, Inc. (a)	176,300	12,868,137
		673,946,165
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,110,400	233,872,448
TOTAL INFORMATION TECHNOLOGY		1,329,005,141
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	24,100	6,219,005
Axalta Coating Systems Ltd. (a)	174,800	5,972,916
Cabot Corp.	32,700	3,004,803
Corteva, Inc.	85,900	4,633,446
Dow, Inc.	157,900	8,376,595
Ecolab, Inc.	48,200	11,471,600
Element Solutions, Inc.	205,000	5,559,600
Linde PLC	50,000	21,940,500
The Chemours Co. LLC	169,900	3,834,643
Tronox Holdings PLC	202,000	3,169,380
Westlake Corp.	15,900	2,302,638
		76,485,126
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,700	4,713,660
Containers & Packaging - 0.2%
Aptargroup, Inc.	31,000	4,365,110
Avery Dennison Corp.	14,900	3,257,885
		7,622,995
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	216,000	2,837,265
Franco-Nevada Corp.	25,300	2,999,642
Freeport-McMoRan, Inc.	169,000	8,213,400
Ivanhoe Mines Ltd. (a)	242,800	3,132,502
Nucor Corp.	32,900	5,200,832
Steel Dynamics, Inc.	25,300	3,276,350
		25,659,991
TOTAL MATERIALS		114,481,772
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	1,000	61,940
Crown Castle, Inc.	158,900	15,524,530
CubeSmart	234,100	10,574,297
Equinix, Inc.	19,150	14,488,890
Equity Lifestyle Properties, Inc.	77,100	5,021,523
Four Corners Property Trust, Inc.	302,700	7,467,609
Invitation Homes, Inc.	173,000	6,208,970
Mid-America Apartment Communities, Inc.	61,800	8,813,298
Omega Healthcare Investors, Inc.	107,200	3,671,600
Prologis, Inc.	118,565	13,316,035
Ryman Hospitality Properties, Inc.	32,600	3,255,436
SITE Centers Corp.	486,200	7,049,900
Tanger, Inc.	101,800	2,759,798
Terreno Realty Corp.	42,400	2,509,232
Ventas, Inc.	160,900	8,247,734
		108,970,792
Real Estate Management & Development - 0.3%
CoStar Group, Inc. (a)	19,900	1,475,386
Jones Lang LaSalle, Inc. (a)	54,300	11,146,704
		12,622,090
TOTAL REAL ESTATE		121,592,882
UTILITIES - 2.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	57,351	5,031,977
Constellation Energy Corp.	39,578	7,926,286
Edison International	81,309	5,838,799
Entergy Corp.	44,900	4,804,300
Eversource Energy	82,500	4,678,575
Exelon Corp.	75,900	2,626,899
FirstEnergy Corp.	114,800	4,393,396
NextEra Energy, Inc.	226,765	16,057,230
NRG Energy, Inc.	41,107	3,200,591
PG&E Corp.	369,557	6,452,465
Pinnacle West Capital Corp.	17,400	1,329,012
PPL Corp.	143,600	3,970,540
Southern Co.	72,646	5,635,150
		71,945,220
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	21,700	1,527,246
UGI Corp.	56,600	1,296,140
		2,823,386
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	99,700	2,755,708
The AES Corp.	146,800	2,579,276
Vistra Corp.	63,900	5,494,122
		10,829,106
Multi-Utilities - 0.4%
Ameren Corp.	14,900	1,059,539
NiSource, Inc.	116,900	3,367,889
Public Service Enterprise Group, Inc.	68,400	5,041,080
Sempra	107,600	8,184,056
		17,652,564
TOTAL UTILITIES		103,250,276
TOTAL COMMON STOCKS (Cost $3,815,713,957)		4,633,906,074

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Saluda Medical, Inc. Series E (a)(b)(c)	75,279	523,189
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Endeavor BioMedicines, Inc. Series C (b)(c)	100,705	656,597
Health Care Equipment & Supplies - 0.1%
Insightec Ltd. Series G (b)(c)	894,646	794,267
Medical Microinstruments, Inc. Series C (b)(c)	22,820	749,637
		1,543,904
TOTAL HEALTH CARE		2,200,501
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,819,790)		2,723,690

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 7/5/24 to 9/19/24 (f) (Cost $903,863)	910,000	903,861

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 10% 12/31/26 (b)(c) (Cost $913,416)	913,416	923,657

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (g)	71,863,062	71,877,435
Fidelity Securities Lending Cash Central Fund 5.38% (g)(h)	7,262,974	7,263,700
TOTAL MONEY MARKET FUNDS (Cost $79,141,135)		79,141,135

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,899,492,161)	4,717,598,417
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,605,506)
NET ASSETS - 100.0%	4,713,992,911

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Sep 2024	11,871,225	(26,693)	(26,693)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,734,485 or 0.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,012.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Endeavor BioMedicines, Inc. Series C	4/22/24	657,060

Insightec Ltd. Series G	6/17/24	794,267

Kardium, Inc. 10% 12/31/26	5/31/24	913,416

Lionsgate Studios Corp.	12/22/23	528,841

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	760,675

Oruka Therapeutics, Inc.	4/03/24	630,481

Saluda Medical, Inc. Series E	4/06/23	607,788

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	56,008,494	507,610,281	491,743,025	1,501,962	1,686	(1)	71,877,435	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	13,497,128	57,354,929	63,588,357	9,994	-	-	7,263,700	0.0%
Total	69,505,622	564,965,210	555,331,382	1,511,956	1,686	(1)	79,141,135

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	419,766,641	419,766,641	-	-
Consumer Discretionary	482,608,237	480,151,306	2,456,931	-
Consumer Staples	267,224,678	264,014,546	3,210,132	-
Energy	184,371,687	177,708,048	6,663,639	-
Financials	612,740,775	604,706,943	7,510,643	523,189
Health Care	551,881,205	540,087,288	8,948,901	2,845,016
Industrials	449,706,470	449,706,470	-	-
Information Technology	1,329,005,141	1,316,073,837	12,931,304	-
Materials	114,481,772	114,481,772	-	-
Real Estate	121,592,882	121,592,882	-	-
Utilities	103,250,276	103,250,276	-	-

U.S. Government and Government Agency Obligations	903,861	-	903,861	-

Preferred Securities	923,657	-	-	923,657

Money Market Funds	79,141,135	79,141,135	-	-
Total Investments in Securities:	4,717,598,417	4,670,681,144	42,625,411	4,291,862
Derivative Instruments: Liabilities
Futures Contracts	(26,693)	(26,693)	-	-
Total Liabilities	(26,693)	(26,693)	-	-
Total Derivative Instruments:	(26,693)	(26,693)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(26,693)
Total Equity Risk	0	(26,693)
Total Value of Derivatives	0	(26,693)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,981,834) - See accompanying schedule:
Unaffiliated issuers (cost $3,820,351,026)	$4,638,457,282
Fidelity Central Funds (cost $79,141,135)	79,141,135

Total Investment in Securities (cost $3,899,492,161)		$4,717,598,417
Foreign currency held at value (cost $52)		52
Receivable for investments sold		10,284,876
Receivable for fund shares sold		238,771
Dividends receivable		2,466,160
Distributions receivable from Fidelity Central Funds		261,372
Total assets		4,730,849,648
Liabilities
Payable to custodian bank	$12,766
Payable for investments purchased	4,915,306
Payable for fund shares redeemed	2,343,633
Accrued management fee	2,189,807
Distribution and service plan fees payable	33
Payable for daily variation margin on futures contracts	52,675
Other payables and accrued expenses	78,817
Collateral on securities loaned	7,263,700
Total liabilities		16,856,737
Net Assets		$4,713,992,911
Net Assets consist of:
Paid in capital		$4,386,266,999
Total accumulated earnings (loss)		327,725,912
Net Assets		$4,713,992,911

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($113,592 ÷ 10,000 shares)		$11.36
Service Class :
Net Asset Value, offering price and redemption price per share ($113,529 ÷ 10,000 shares)		$11.35
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($113,437 ÷ 10,000 shares)		$11.34
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,713,652,353 ÷ 415,036,068 shares)		$11.36
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$27,331,390
Interest		36,457
Income from Fidelity Central Funds (including $9,994 from security lending)		1,511,956
Total income		28,879,803
Expenses
Management fee
Basic fee	$13,745,246
Performance adjustment	(1,050,990)
Transfer agent fees	1,034,876
Distribution and service plan fees	190
Accounting fees	163,055
Custodian fees and expenses	87,823
Independent trustees' fees and expenses	9,694
Audit	24,596
Legal	4,759
Miscellaneous	17,584
Total expenses before reductions	14,036,833
Expense reductions	(197,366)
Total expenses after reductions		13,839,467
Net Investment income (loss)		15,040,336
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	81,344,118
Fidelity Central Funds	1,686
Foreign currency transactions	5,867
Futures contracts	1,095,379
Total net realized gain (loss)		82,447,050
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	366,186,670
Fidelity Central Funds	(1)
Unfunded commitments	34,048
Assets and liabilities in foreign currencies	(10,753)
Futures contracts	(157,726)
Total change in net unrealized appreciation (depreciation)		366,052,238
Net gain (loss)		448,499,288
Net increase (decrease) in net assets resulting from operations		$463,539,624
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,040,336	$27,234,401
Net realized gain (loss)	82,447,050	(196,695,075)
Change in net unrealized appreciation (depreciation)	366,052,238	1,153,026,390
Net increase (decrease) in net assets resulting from operations	463,539,624	983,565,716
Distributions to shareholders	-	(26,932,705)

Share transactions - net increase (decrease)	(148,817,179)	(519,431,981)
Total increase (decrease) in net assets	314,722,445	437,201,030

Net Assets
Beginning of period	4,399,270,466	3,962,069,436
End of period	$4,713,992,911	$4,399,270,466

Financial Highlights
VIP Stock Selector All Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.07	.05	.01
Net realized and unrealized gain (loss)	1.06	2.14	(2.02)	.16
Total from investment operations	1.10	2.21	(1.97)	.17
Distributions from net investment income	-	(.07)	(.07)	(.01)
Total distributions	-	(.07)	(.07)	(.01)
Net asset value, end of period	$11.36	$10.26	$8.12	$10.16
Total Return D,E,F	10.72%	27.23%	(19.42)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.54% I	.60%	.61%	.61% I,J
Expenses net of fee waivers, if any	.53 % I	.59%	.61%	.61% I,J
Expenses net of all reductions	.53% I	.59%	.61%	.61% I,J
Net investment income (loss)	.73% I	.74%	.63%	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$114	$103	$81	$102
Portfolio turnover rate K	48 % I	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector All Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.06	.05	.01
Net realized and unrealized gain (loss)	1.06	2.14	(2.03)	.16
Total from investment operations	1.09	2.20	(1.98)	.17
Distributions from net investment income	-	(.06)	(.06)	(.01)
Total distributions	-	(.06)	(.06)	(.01)
Net asset value, end of period	$11.35	$10.26	$8.12	$10.16
Total Return D,E,F	10.62%	27.12%	(19.51)%	1.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.70%	.71%	.71% I,J
Expenses net of fee waivers, if any	.63 % I	.69%	.71%	.71% I,J
Expenses net of all reductions	.63% I	.69%	.71%	.71% I,J
Net investment income (loss)	.63% I	.64%	.53%	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$114	$103	$81	$102
Portfolio turnover rate K	48 % I	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector All Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.03	.01
Net realized and unrealized gain (loss)	1.05	2.14	(2.02)	.16
Total from investment operations	1.08	2.19	(1.99)	.17
Distributions from net investment income	-	(.05)	(.05)	(.01)
Total distributions	-	(.05)	(.05)	(.01)
Net asset value, end of period	$11.34	$10.26	$8.12	$10.16
Total Return D,E,F	10.53%	26.95%	(19.63)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.79% I	.85%	.86%	.86% I,J
Expenses net of fee waivers, if any	.78 % I	.84%	.86%	.86% I,J
Expenses net of all reductions	.78% I	.84%	.86%	.86% I,J
Net investment income (loss)	.48% I	.49%	.38%	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$113	$103	$81	$102
Portfolio turnover rate K	48 % I	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
MPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Stock Selector All Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.06	.05	.01
Net realized and unrealized gain (loss)	1.06	2.14	(2.03)	.16
Total from investment operations	1.10	2.20	(1.98)	.17
Distributions from net investment income	-	(.06)	(.06)	(.01)
Total distributions	-	(.06)	(.06)	(.01)
Net asset value, end of period	$11.36	$10.26	$8.12	$10.16
Total Return D,E,F	10.72%	27.15%	(19.51)%	1.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.67%	.68%	.68% I,J
Expenses net of fee waivers, if any	.61 % I	.67%	.68%	.68% I,J
Expenses net of all reductions	.61% I	.67%	.68%	.68% I,J
Net investment income (loss)	.66% I	.67%	.56%	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,713,652	$4,398,963	$3,961,826	$6,092,940
Portfolio turnover rate K	48 % I	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Stock Selector All Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,031,737,780
Gross unrealized depreciation	(234,748,314)
Net unrealized appreciation (depreciation)	$796,989,466
Tax cost	$3,920,582,258

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(329,192,881)
Long-term	(230,428,428)
Total capital loss carryforward	$(559,621,309)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Stock Selector All Cap Portfolio	1,083,754,746	1,231,193,764
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.64

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
VIP Stock Selector All Cap Portfolio	MSCI U.S. Investable Market 2500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Investor Class. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.05)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$54
Service Class 2	136
$190

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	11.0630
Service Class	11.0630
Service Class 2	11.0630
Investor Class	1,034,843.1390
	1,034,876

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Stock Selector All Cap Portfolio	.0219

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Stock Selector All Cap Portfolio	17,430

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector All Cap Portfolio	76,826,523	107,730,778	4,710,801
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Stock Selector All Cap Portfolio	4,082
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Stock Selector All Cap Portfolio	1,040	1,180	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $197,366.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Stock Selector All Cap Portfolio
Distributions to shareholders
Initial Class	$-	$700
Service Class	-	610
Service Class 2	-	470
Investor Class	-	26,930,925
Total	$ -	$26,932,705
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Stock Selector All Cap Portfolio
Investor Class
Shares sold	29,913,704	18,170,367	$328,452,319	$165,243,730
Reinvestment of distributions	-	2,677,030	-	26,930,925
Shares redeemed	(43,618,602)	(79,876,495)	(477,269,498)	(711,606,636)
Net increase (decrease)	(13,704,898)	(59,029,098)	$(148,817,179)	$(519,431,981)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP Funds Manager 50% Portfolio	VIP Funds Manager 60% Portfolio	VIP Funds Manager 70% Portfolio
VIP Stock Selector All Cap Portfolio	24%	46%	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Stock Selector All Cap Portfolio	100%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Stock Selector All Cap Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Stock Selector All Cap Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that the servicing component of the VIP universe differs by class for both Fidelity's and competitor's VIP classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that when servicing is provided at the annuity level it is not reflected in the total expense ratio of that class.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of Investor Class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Investor Class as the basis for the performance adjustment. The Board noted that Investor Class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Investor Class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9904321.102
VSACI-SANN-0824
Fidelity® Variable Insurance Products:

VIP Equity-Income Portfolio℠

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Equity-Income Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,027,570	38,746,863
Verizon Communications, Inc.	1,309,560	54,006,254
		92,753,117
Entertainment - 0.8%
The Walt Disney Co.	508,800	50,518,752
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A	324,560	59,118,604
Media - 1.5%
Comcast Corp. Class A	1,747,733	68,441,224
Interpublic Group of Companies, Inc.	647,473	18,834,990
		87,276,214
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	335,218	59,058,707
TOTAL COMMUNICATION SERVICES		348,725,394
CONSUMER DISCRETIONARY - 5.2%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	528,100	28,638,863
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	307,680	78,409,171
Restaurant Brands International, Inc.	173,100	12,197,537
		90,606,708
Specialty Retail - 2.8%
Best Buy Co., Inc.	132,500	11,168,425
Burlington Stores, Inc. (a)	148,278	35,586,720
Dick's Sporting Goods, Inc.	24,900	5,349,765
Lowe's Companies, Inc.	213,900	47,156,394
TJX Companies, Inc.	659,374	72,597,077
		171,858,381
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (b)	47,100	3,724,668
Tapestry, Inc.	482,300	20,637,617
		24,362,285
TOTAL CONSUMER DISCRETIONARY		315,466,237
CONSUMER STAPLES - 8.9%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	1,379,700	46,081,980
The Coca-Cola Co.	845,746	53,831,733
		99,913,713
Consumer Staples Distribution & Retail - 4.2%
Albertsons Companies, Inc.	400,800	7,915,800
Alimentation Couche-Tard, Inc. (multi-vtg.)	379,900	21,318,609
BJ's Wholesale Club Holdings, Inc. (a)	386,805	33,976,951
Costco Wholesale Corp.	10,600	9,009,894
Dollar Tree, Inc. (a)	242,800	25,923,756
Metro, Inc.	347,500	19,251,508
Target Corp.	224,008	33,162,144
Walmart, Inc.	1,532,435	103,761,174
		254,319,836
Food Products - 0.7%
Bunge Global SA	110,600	11,808,762
Mondelez International, Inc.	509,971	33,372,502
		45,181,264
Household Products - 1.6%
Procter & Gamble Co.	594,144	97,986,228
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	91,200	9,703,680
Kenvue, Inc.	1,233,991	22,433,956
Unilever PLC	157,900	8,666,714
		40,804,350
TOTAL CONSUMER STAPLES		538,205,391
ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd.	1,263,800	45,016,611
ConocoPhillips Co.	627,204	71,739,594
Enterprise Products Partners LP	1,251,444	36,266,847
Exxon Mobil Corp.	1,605,766	184,855,782
Hess Corp.	274,100	40,435,232
Imperial Oil Ltd.	698,735	47,642,996
Phillips 66 Co.	197,600	27,895,192
Valero Energy Corp.	151,934	23,817,174
		477,669,428
FINANCIALS - 19.6%
Banks - 11.9%
Bank of America Corp.	3,604,909	143,367,231
Huntington Bancshares, Inc.	3,028,670	39,917,871
JPMorgan Chase & Co.	1,078,675	218,172,803
M&T Bank Corp.	341,267	51,654,173
PNC Financial Services Group, Inc.	599,500	93,210,260
U.S. Bancorp	1,056,300	41,935,110
Wells Fargo & Co.	2,144,901	127,385,670
		715,643,118
Capital Markets - 0.8%
BlackRock, Inc.	58,400	45,979,488
Consumer Finance - 0.7%
Capital One Financial Corp.	291,016	40,291,165
Financial Services - 0.6%
Visa, Inc. Class A	147,242	38,646,608
Insurance - 5.6%
American Financial Group, Inc.	279,700	34,408,694
Chubb Ltd.	387,682	98,889,925
Hartford Financial Services Group, Inc.	770,800	77,496,232
Marsh & McLennan Companies, Inc.	311,900	65,723,568
The Travelers Companies, Inc.	308,240	62,677,522
		339,195,941
TOTAL FINANCIALS		1,179,756,320
HEALTH CARE - 13.9%
Biotechnology - 2.2%
AbbVie, Inc.	433,400	74,336,768
Gilead Sciences, Inc.	882,800	60,568,908
		134,905,676
Health Care Providers & Services - 3.0%
Cigna Group	125,809	41,588,681
UnitedHealth Group, Inc.	272,912	138,983,165
		180,571,846
Life Sciences Tools & Services - 2.0%
Danaher Corp.	474,868	118,645,770
Pharmaceuticals - 6.7%
AstraZeneca PLC (United Kingdom)	498,936	77,650,936
Eli Lilly & Co.	59,058	53,469,932
GSK PLC	720,900	13,865,948
Johnson & Johnson	659,358	96,371,765
Merck & Co., Inc.	452,600	56,031,880
Roche Holding AG (participation certificate)	161,311	44,692,637
Royalty Pharma PLC	810,575	21,374,863
Sanofi SA	424,907	40,979,348
		404,437,309
TOTAL HEALTH CARE		838,560,601
INDUSTRIALS - 13.0%
Aerospace & Defense - 4.2%
General Dynamics Corp.	123,100	35,716,234
General Electric Co.	660,320	104,971,070
Huntington Ingalls Industries, Inc.	140,900	34,707,897
Northrop Grumman Corp.	92,501	40,325,811
Spirit AeroSystems Holdings, Inc. Class A (a)	210,300	6,912,561
The Boeing Co. (a)	181,500	33,034,815
		255,668,388
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	260,514	35,651,341
Building Products - 0.7%
Johnson Controls International PLC	587,800	39,071,066
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	380,700	14,826,721
Veralto Corp.	151,922	14,503,993
		29,330,714
Construction & Engineering - 0.2%
MDU Resources Group, Inc.	441,600	11,084,160
Electrical Equipment - 1.6%
AMETEK, Inc.	304,952	50,838,548
GE Vernova LLC	189,755	32,544,880
Regal Rexnord Corp.	92,500	12,507,850
		95,891,278
Ground Transportation - 0.4%
Norfolk Southern Corp.	115,400	24,775,226
Industrial Conglomerates - 0.7%
Hitachi Ltd.	1,118,200	25,177,756
Siemens AG	86,629	16,123,860
		41,301,616
Machinery - 2.7%
Crane Co.	363,600	52,714,728
Fortive Corp.	449,616	33,316,546
Hillenbrand, Inc.	196,000	7,843,920
ITT, Inc.	547,453	70,719,979
		164,595,173
Professional Services - 0.8%
Experian PLC	381,900	17,794,526
KBR, Inc.	429,900	27,573,786
		45,368,312
Trading Companies & Distributors - 0.6%
Watsco, Inc. (b)	84,058	38,939,028
TOTAL INDUSTRIALS		781,676,302
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,199,254	56,976,558
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co.	275,300	16,908,926
IT Services - 1.5%
Accenture PLC Class A	185,600	56,312,896
Amdocs Ltd.	451,833	35,658,660
		91,971,556
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	190,300	43,437,878
Broadcom, Inc.	3,800	6,101,014
NXP Semiconductors NV	318,500	85,705,165
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	559,391	97,227,750
		232,471,807
Software - 2.6%
Gen Digital, Inc.	692,800	17,306,144
Microsoft Corp.	178,950	79,981,703
Roper Technologies, Inc.	102,094	57,546,304
		154,834,151
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	140,729	29,640,342
Samsung Electronics Co. Ltd.	1,066,846	63,004,162
Seagate Technology Holdings PLC	25,623	2,646,087
		95,290,591
TOTAL INFORMATION TECHNOLOGY		648,453,589
MATERIALS - 5.1%
Chemicals - 2.4%
Linde PLC	330,689	145,109,640
Containers & Packaging - 1.3%
Ball Corp.	597,800	35,879,956
Crown Holdings, Inc.	586,059	43,596,929
		79,476,885
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	1,738,200	84,476,520
TOTAL MATERIALS		309,063,045
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	182,373	35,449,664
Lamar Advertising Co. Class A	519,908	62,144,603
Public Storage Operating Co.	112,496	32,359,474
		129,953,741
UTILITIES - 5.7%
Electric Utilities - 4.0%
Constellation Energy Corp.	285,549	57,186,898
Exelon Corp.	575,749	19,926,673
FirstEnergy Corp.	474,200	18,147,634
NextEra Energy, Inc.	997,616	70,641,189
PG&E Corp.	1,249,100	21,809,286
Southern Co.	690,400	53,554,328
		241,266,008
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	206,800	14,554,584
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	281,301	24,186,260
Multi-Utilities - 1.0%
Ameren Corp.	264,358	18,798,497
CenterPoint Energy, Inc.	724,268	22,437,823
WEC Energy Group, Inc.	262,225	20,574,174
		61,810,494
TOTAL UTILITIES		341,817,346
TOTAL COMMON STOCKS (Cost $3,694,240,431)		5,909,347,394

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (c)	139,876,543	139,904,518
Fidelity Securities Lending Cash Central Fund 5.38% (c)(d)	22,006,924	22,009,125
TOTAL MONEY MARKET FUNDS (Cost $161,913,643)		161,913,643

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $3,856,154,074)	6,071,261,037
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(45,878,429)
NET ASSETS - 100.0%	6,025,382,608

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	77,915,607	418,967,035	356,978,695	3,279,102	571	-	139,904,518	0.3%
Fidelity Securities Lending Cash Central Fund 5.38%	33,640,130	152,186,676	163,817,681	22,410	-	-	22,009,125	0.1%
Total	111,555,737	571,153,711	520,796,376	3,301,512	571	-	161,913,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	348,725,394	348,725,394	-	-
Consumer Discretionary	315,466,237	315,466,237	-	-
Consumer Staples	538,205,391	529,538,677	8,666,714	-
Energy	477,669,428	477,669,428	-	-
Financials	1,179,756,320	1,179,756,320	-	-
Health Care	838,560,601	661,371,732	177,188,869	-
Industrials	781,676,302	740,374,686	41,301,616	-
Information Technology	648,453,589	648,453,589	-	-
Materials	309,063,045	309,063,045	-	-
Real Estate	129,953,741	129,953,741	-	-
Utilities	341,817,346	341,817,346	-	-

Money Market Funds	161,913,643	161,913,643	-	-
Total Investments in Securities:	6,071,261,037	5,844,103,838	227,157,199	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,644,148) - See accompanying schedule:
Unaffiliated issuers (cost $3,694,240,431)	$5,909,347,394
Fidelity Central Funds (cost $161,913,643)	161,913,643

Total Investment in Securities (cost $3,856,154,074)		$6,071,261,037
Foreign currency held at value (cost $11)		11
Receivable for investments sold		304,951,483
Receivable for fund shares sold		795,956
Dividends receivable		9,112,822
Distributions receivable from Fidelity Central Funds		584,452
Other receivables		82,879
Total assets		6,386,788,640
Liabilities
Payable for investments purchased	$332,468,917
Payable for fund shares redeemed	3,779,517
Accrued management fee	2,399,963
Distribution and service plan fees payable	358,003
Other payables and accrued expenses	390,507
Collateral on securities loaned	22,009,125
Total liabilities		361,406,032
Net Assets		$6,025,382,608
Net Assets consist of:
Paid in capital		$3,566,242,800
Total accumulated earnings (loss)		2,459,139,808
Net Assets		$6,025,382,608

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,455,601,421 ÷ 127,861,588 shares)		$27.03
Service Class :
Net Asset Value, offering price and redemption price per share ($296,009,544 ÷ 11,045,527 shares)		$26.80
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,596,870,740 ÷ 61,485,120 shares)		$25.97
Investor Class :
Net Asset Value, offering price and redemption price per share ($676,900,903 ÷ 25,262,461 shares)		$26.79
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$68,061,558
Income from Fidelity Central Funds (including $22,410 from security lending)		3,301,512
Total income		71,363,070
Expenses
Management fee	$13,690,949
Transfer agent fees	690,699
Distribution and service plan fees	2,118,546
Accounting fees	166,640
Custodian fees and expenses	37,131
Independent trustees' fees and expenses	12,719
Audit	57,220
Legal	4,615
Miscellaneous	318,117
Total expenses before reductions	17,096,636
Expense reductions	(272,528)
Total expenses after reductions		16,824,108
Net Investment income (loss)		54,538,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	194,397,745
Fidelity Central Funds	571
Foreign currency transactions	(67,229)
Total net realized gain (loss)		194,331,087
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	281,639,190
Assets and liabilities in foreign currencies	(119,175)
Total change in net unrealized appreciation (depreciation)		281,520,015
Net gain (loss)		475,851,102
Net increase (decrease) in net assets resulting from operations		$530,390,064
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,538,962	$105,861,512
Net realized gain (loss)	194,331,087	203,907,951
Change in net unrealized appreciation (depreciation)	281,520,015	255,882,254
Net increase (decrease) in net assets resulting from operations	530,390,064	565,651,717
Distributions to shareholders	(31,791,479)	(266,340,236)

Share transactions - net increase (decrease)	(276,761,590)	(124,343,471)
Total increase (decrease) in net assets	221,836,995	174,968,010

Net Assets
Beginning of period	5,803,545,613	5,628,577,603
End of period	$6,025,382,608	$5,803,545,613

Financial Highlights
VIP Equity-Income Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.85	$23.56	$26.15	$23.90	$23.77	$20.37
Income from Investment Operations
Net investment income (loss) A,B	.25	.48	.48	.43	.39	.46
Net realized and unrealized gain (loss)	2.07	2.01	(1.76)	5.29	1.12	4.84
Total from investment operations	2.32	2.49	(1.28)	5.72	1.51	5.30
Distributions from net investment income	-	(.48)	(.47) C	(.51)	(.39)	(.45)
Distributions from net realized gain	(.14)	(.72)	(.84) C	(2.95)	(.99)	(1.45)
Total distributions	(.14)	(1.20)	(1.31)	(3.47) D	(1.38)	(1.90)
Net asset value, end of period	$27.03	$24.85	$23.56	$26.15	$23.90	$23.77
Total Return E,F,G	9.37%	10.65%	(4.96)%	24.89%	6.69%	27.44%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.49% J	.51%	.51%	.51%	.53%	.53%
Expenses net of fee waivers, if any	.48 % J	.50%	.51%	.51%	.53%	.53%
Expenses net of all reductions	.48% J	.50%	.51%	.51%	.52%	.52%
Net investment income (loss)	1.91% J	1.97%	1.94%	1.63%	1.87%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$3,455,601	$3,351,006	$3,235,040	$3,766,480	$3,185,391	$3,202,982
Portfolio turnover rate K	25 % J	21%	20%	27%	57%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Equity-Income Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.65	$23.38	$25.97	$23.74	$23.63	$20.26
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.45	.40	.37	.44
Net realized and unrealized gain (loss)	2.06	1.99	(1.75)	5.26	1.10	4.81
Total from investment operations	2.29	2.44	(1.30)	5.66	1.47	5.25
Distributions from net investment income	-	(.45)	(.45) C	(.48)	(.37)	(.43)
Distributions from net realized gain	(.14)	(.72)	(.84) C	(2.95)	(.99)	(1.45)
Total distributions	(.14)	(1.17)	(1.29)	(3.43)	(1.36)	(1.88)
Net asset value, end of period	$26.80	$24.65	$23.38	$25.97	$23.74	$23.63
Total Return D,E,F	9.32%	10.53%	(5.09)%	24.83%	6.55%	27.32%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.59% I	.61%	.61%	.61%	.63%	.63%
Expenses net of fee waivers, if any	.59 % I	.60%	.61%	.61%	.63%	.63%
Expenses net of all reductions	.58% I	.60%	.61%	.61%	.62%	.62%
Net investment income (loss)	1.81% I	1.87%	1.84%	1.53%	1.77%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$296,010	$287,149	$286,805	$326,787	$284,767	$299,079
Portfolio turnover rate J	25 % I	21%	20%	27%	57%	32%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Equity-Income Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.91	$22.71	$25.27	$23.18	$23.10	$19.85
Income from Investment Operations
Net investment income (loss) A,B	.21	.40	.40	.35	.33	.40
Net realized and unrealized gain (loss)	1.99	1.94	(1.71)	5.13	1.09	4.70
Total from investment operations	2.20	2.34	(1.31)	5.48	1.42	5.10
Distributions from net investment income	-	(.42)	(.41) C	(.44)	(.34)	(.40)
Distributions from net realized gain	(.14)	(.72)	(.84) C	(2.95)	(.99)	(1.45)
Total distributions	(.14)	(1.14)	(1.25)	(3.39)	(1.34) D	(1.85)
Net asset value, end of period	$25.97	$23.91	$22.71	$25.27	$23.18	$23.10
Total Return E,F,G	9.23%	10.38%	(5.25)%	24.60%	6.44%	27.11%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.76%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.74 % J	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.74% J	.75%	.76%	.76%	.77%	.77%
Net investment income (loss)	1.66% J	1.72%	1.69%	1.38%	1.62%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,596,871	$1,529,540	$1,509,527	$1,659,719	$1,563,662	$1,431,212
Portfolio turnover rate K	25 % J	21%	20%	27%	57%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Equity-Income Portfolio℠ Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.65	$23.38	$25.96	$23.74	$23.63	$20.26
Income from Investment Operations
Net investment income (loss) A,B	.24	.45	.45	.41	.38	.44
Net realized and unrealized gain (loss)	2.04	2.00	(1.74)	5.26	1.10	4.81
Total from investment operations	2.28	2.45	(1.29)	5.67	1.48	5.25
Distributions from net investment income	-	(.46)	(.45) C	(.49)	(.38)	(.44)
Distributions from net realized gain	(.14)	(.72)	(.84) C	(2.95)	(.99)	(1.45)
Total distributions	(.14)	(1.18)	(1.29)	(3.45) D	(1.37)	(1.88) D
Net asset value, end of period	$26.79	$24.65	$23.38	$25.96	$23.74	$23.63
Total Return E,F,G	9.28%	10.56%	(5.02)%	24.83%	6.57%	27.35%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.57% J	.59%	.59%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56 % J	.58%	.58%	.58%	.60%	.61%
Expenses net of all reductions	.56% J	.58%	.58%	.58%	.60%	.60%
Net investment income (loss)	1.83% J	1.90%	1.86%	1.55%	1.80%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$676,901	$635,851	$597,206	$627,711	$464,283	$449,909
Portfolio turnover rate K	25 % J	21%	20%	27%	57%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$16,115

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,317,440,515
Gross unrealized depreciation	(107,936,817)
Net unrealized appreciation (depreciation)	$2,209,503,698
Tax cost	$3,861,757,339
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	727,240,385	1,016,360,342
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$146,602
Service Class 2	1,971,944
$2,118,546

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets A
Initial Class	352,846.063
Service Class	30,042.063
Service Class 2	160,886.063
Investor Class	146,925.139
	690,699
A Annualized.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Equity-Income Portfolio	.0172

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Equity-Income Portfolio	7,098

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Equity-Income Portfolio	69,664,078	89,691,408	19,859,790
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Equity-Income Portfolio	5,387
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Equity-Income Portfolio	2,404	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14,849.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $257,679.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$18,178,087	$154,813,451
Service Class	1,561,477	13,133,958
Service Class 2	8,615,497	69,549,024
Investor Class	3,436,418	28,843,803
Total	$31,791,479	$266,340,236

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Equity-Income Portfolio
Initial Class
Shares sold	2,426,359	7,950,840	$62,768,983	$190,891,414
Reinvestment of distributions	728,289	6,337,022	18,178,087	154,813,451
Shares redeemed	(10,154,532)	(16,750,463)	(265,750,790)	(404,310,702)
Net increase (decrease)	(6,999,884)	(2,462,601)	$(184,803,720)	$(58,605,837)
Service Class
Shares sold	147,496	363,643	$3,846,618	$8,727,743
Reinvestment of distributions	63,064	541,830	1,561,477	13,133,958
Shares redeemed	(812,919)	(1,523,885)	(20,962,562)	(36,506,597)
Net increase (decrease)	(602,359)	(618,412)	$(15,554,467)	$(14,644,896)
Service Class 2
Shares sold	2,241,590	4,999,477	$56,002,050	$116,004,256
Reinvestment of distributions	358,830	2,957,016	8,615,497	69,549,024
Shares redeemed	(5,077,172)	(10,450,857)	(127,516,776)	(243,127,879)
Net increase (decrease)	(2,476,752)	(2,494,364)	$(62,899,229)	$(57,574,599)
Investor Class
Shares sold	872,387	2,241,218	$22,819,536	$53,669,572
Reinvestment of distributions	138,845	1,189,926	3,436,418	28,843,803
Shares redeemed	(1,548,790)	(3,179,037)	(39,760,128)	(76,031,514)
Net increase (decrease)	(537,558)	252,107	$(13,504,174)	$6,481,861

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	18%	2	29%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Equity-Income Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Equity-Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705693.126
VIPEI-SANN-0824
Fidelity® Variable Insurance Products:

VIP High Income Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP High Income Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 84.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26	8,064,000	5,000,971
Diversified Financial Services - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	20,000	19,260
Energy - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26	439,000	210,642
Homebuilders/Real Estate - 0.3%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	9,930
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	1,670,000	1,340,175
Redfin Corp. 0.5% 4/1/27	2,131,000	1,164,424
		2,514,529
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	110,000	110,550
Technology - 0.4%
BlackLine, Inc. 1% 6/1/29 (b)	120,000	116,280
Global Payments, Inc. 1.5% 3/1/31 (b)	1,146,000	1,049,163
Wolfspeed, Inc. 1.875% 12/1/29	3,092,000	1,703,692
		2,869,135
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	585,000	589,973
TOTAL CONVERTIBLE BONDS		11,315,060
Nonconvertible Bonds - 83.1%
Aerospace - 3.0%
ATI, Inc.:
4.875% 10/1/29	250,000	233,694
5.875% 12/1/27	770,000	759,820
Bombardier, Inc.:
7% 6/1/32 (b)	1,935,000	1,961,879
7.25% 7/1/31 (b)	1,105,000	1,134,526
7.875% 4/15/27 (b)	1,194,000	1,197,039
BWX Technologies, Inc. 4.125% 6/30/28 (b)	2,000,000	1,866,753
Howmet Aerospace, Inc.:
5.9% 2/1/27	684,000	692,301
5.95% 2/1/37 (c)	290,000	298,442
6.875% 5/1/25	684,000	689,058
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	485,000	429,488
4.625% 3/1/28 (b)	1,735,000	1,623,377
Moog, Inc. 4.25% 12/15/27 (b)	110,000	104,149
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	565,000	623,261
TransDigm, Inc.:
4.625% 1/15/29	855,000	797,748
5.5% 11/15/27	3,970,000	3,895,563
6.375% 3/1/29 (b)	3,820,000	3,839,264
6.75% 8/15/28 (b)	1,100,000	1,111,000
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	1,860,000	1,461,499
7.875% 5/1/27 (b)	280,000	247,166
9.5% 6/1/28 (b)	275,000	241,072
		23,207,099
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (b)	874,000	831,342
American Airlines, Inc.:
7.25% 2/15/28 (b)	365,000	365,238
8.5% 5/15/29 (b)	1,245,000	1,293,514
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	210,000	210,419
Rand Parent LLC 8.5% 2/15/30 (b)(c)	1,720,000	1,741,347
		4,441,860
Automotive & Auto Parts - 1.6%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	205,000	209,829
Allison Transmission, Inc. 4.75% 10/1/27 (b)	167,000	161,307
Arko Corp. 5.125% 11/15/29 (b)	850,000	739,949
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	615,000	604,002
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)	83,000	82,708
Dana, Inc.:
4.25% 9/1/30	167,000	145,781
5.375% 11/15/27 (c)	167,000	163,231
Ford Motor Credit Co. LLC:
3.375% 11/13/25	517,000	500,355
3.625% 6/17/31	980,000	844,703
3.815% 11/2/27	925,000	867,745
4% 11/13/30	350,000	312,450
5.125% 6/16/25	355,000	352,317
Hudson Automotive Group 8% 5/15/32 (b)(c)	470,000	486,014
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(d)	145,000	140,509
LCM Investments Holdings 8.25% 8/1/31 (b)	470,000	490,435
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	255,000	259,314
8.125% 3/30/29 (b)	685,000	724,179
8.375% 5/1/28 (b)	735,000	774,669
McLaren Finance PLC 7.5% 8/1/26 (b)	1,025,000	890,981
Phinia, Inc. 6.75% 4/15/29 (b)	585,000	593,682
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)	205,000	206,793
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)(c)	975,000	1,006,972
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	845,000	834,258
6.875% 4/14/28 (b)	370,000	377,158
7.125% 4/14/30 (b)	370,000	383,086
		12,152,427
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
5.75% 11/20/25 (c)	235,000	233,517
6.7% 2/14/33	1,465,000	1,456,461
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	560,000	525,321
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 4% 10/15/33 (b)	295,000	248,593
UniCredit SpA:
5.861% 6/19/32 (b)(d)	1,532,000	1,495,391
7.296% 4/2/34 (b)(d)	863,000	880,587
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	910,000	914,368
Western Alliance Bancorp. 3% 6/15/31 (d)	1,080,000	943,747
		6,697,985
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
7.875% 4/1/30 (b)(c)	780,000	785,106
9% 9/15/28 (b)(c)	1,895,000	1,983,982
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(f)	5,215,000	104,300
DISH Network Corp. 11.75% 11/15/27 (b)	1,770,000	1,735,484
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	660,000	401,425
Sirius XM Radio, Inc.:
3.125% 9/1/26 (b)	167,000	157,120
4.125% 7/1/30 (b)	1,360,000	1,161,598
5.5% 7/1/29 (b)	410,000	385,153
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	991,159
5% 9/15/29	425,000	375,283
Univision Communications, Inc.:
4.5% 5/1/29 (b)	1,265,000	1,063,195
6.625% 6/1/27 (b)	890,000	852,034
8% 8/15/28 (b)	2,240,000	2,184,511
		12,180,350
Building Materials - 1.3%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)(c)	1,207,000	1,180,043
6.375% 6/15/30 (b)(c)	300,000	301,085
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	495,000	521,276
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	825,000	832,432
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,270,000	1,122,588
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	1,360,000	1,363,157
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	2,975,000	2,998,211
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	1,290,000	1,368,595
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	570,000	589,238
		10,276,625
Cable/Satellite TV - 2.7%
Block Communications, Inc. 4.875% 3/1/28 (b)(c)	167,000	149,397
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	2,925,000	2,388,090
4.25% 1/15/34 (b)	1,370,000	1,039,909
4.5% 8/15/30 (b)	1,750,000	1,481,509
4.5% 5/1/32	2,885,000	2,323,641
4.75% 2/1/32 (b)	1,975,000	1,617,467
5% 2/1/28 (b)	905,000	846,077
5.125% 5/1/27 (b)	2,334,000	2,240,981
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,500,000	1,560,225
4.125% 12/1/30 (b)	795,000	513,844
4.5% 11/15/31 (b)	345,000	222,601
4.625% 12/1/30 (b)	965,000	351,455
5.375% 2/1/28 (b)	1,930,000	1,466,357
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	527,000	495,689
DISH DBS Corp. 5.75% 12/1/28 (b)	1,760,000	1,220,232
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)	815,000	621,021
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	945,000
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	851,000	757,351
Ziggo BV 4.875% 1/15/30 (b)	990,000	880,118
		21,120,964
Capital Goods - 1.2%
ESAB Corp. 6.25% 4/15/29 (b)	1,395,000	1,403,366
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,277,000	1,169,193
Regal Rexnord Corp.:
6.05% 2/15/26	1,050,000	1,052,573
6.05% 4/15/28 (c)	705,000	713,470
6.3% 2/15/30	705,000	720,752
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	935,000	927,868
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	3,410,000	3,305,368
		9,292,590
Chemicals - 4.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	1,430,000	1,484,975
Consolidated Energy Finance SA 12% 2/15/31 (b)	1,170,000	1,206,761
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,029,000	988,251
Element Solutions, Inc. 3.875% 9/1/28 (b)	645,000	592,761
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	1,440,000	1,529,484
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	2,456,475	2,009,347
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,040,000	1,064,373
LSB Industries, Inc. 6.25% 10/15/28 (b)	620,000	597,934
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,753,867
5.65% 12/1/44	2,267,000	1,956,306
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,135,000	1,000,420
5% 5/1/25 (b)	530,000	525,003
5.25% 6/1/27 (b)	1,245,000	1,190,911
9% 2/15/30 (b)	370,000	390,375
Olin Corp. 5% 2/1/30 (c)	690,000	651,968
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	1,180,000	1,073,412
6.25% 10/1/29 (b)	1,250,000	1,141,015
7.25% 6/15/31 (b)	770,000	765,388
9.75% 11/15/28 (b)	1,535,000	1,623,985
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	2,375,000	2,206,949
6.625% 5/1/29 (b)	1,125,000	1,056,441
The Chemours Co. LLC:
4.625% 11/15/29 (b)	515,000	443,416
5.375% 5/15/27	2,147,000	2,037,974
5.75% 11/15/28 (b)(c)	1,745,000	1,611,066
Tronox, Inc. 4.625% 3/15/29 (b)(c)	2,370,000	2,139,372
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	2,490,000	2,295,022
7.375% 3/1/31 (b)	295,000	298,972
		34,635,748
Consumer Products - 1.2%
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,155,000	1,172,092
Kohl's Corp. 4.25% 7/17/25	85,000	83,453
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)(g)	770,000	770,770
10.75% 6/30/32 (b)(g)	695,000	666,555
Mattel, Inc.:
5.45% 11/1/41	290,000	260,406
5.875% 12/15/27 (b)	167,000	167,291
Newell Brands, Inc.:
5.7% 4/1/26	350,000	345,696
6.375% 9/15/27 (c)	350,000	345,151
6.625% 9/15/29 (c)	380,000	372,600
7% 4/1/46 (h)	290,000	234,714
The Gates Corp. 6.875% 7/1/29 (b)(c)	1,160,000	1,180,230
The Scotts Miracle-Gro Co.:
4% 4/1/31	145,000	125,103
4.375% 2/1/32	220,000	189,526
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	1,290,000	1,250,740
10.5% 5/15/29 (b)	1,790,000	1,762,422
		8,926,749
Containers - 1.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	550,000	136,180
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	850,000	737,772
Ball Corp.:
2.875% 8/15/30	365,000	310,110
6% 6/15/29	440,000	442,539
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	350,000	330,632
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	500,000	446,358
6.375% 7/15/32 (b)	1,520,000	1,518,096
LABL, Inc.:
5.875% 11/1/28 (b)	205,000	186,931
6.75% 7/15/26 (b)	135,000	133,314
9.5% 11/1/28 (b)	135,000	136,064
10.5% 7/15/27 (b)	385,000	376,773
Mauser Packaging Solutions Holding Co.:
7.875% 4/15/27 (b)(c)	1,095,000	1,116,890
9.25% 4/15/27 (b)	830,000	830,533
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31 (b)(c)	345,000	344,401
7.375% 6/1/32 (b)(c)	775,000	775,900
Sealed Air Corp. 5% 4/15/29 (b)	2,080,000	1,979,568
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	435,000	433,951
7.25% 2/15/31 (b)(c)	1,415,000	1,456,878
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	365,000	357,671
8.5% 8/15/27 (b)	655,000	650,114
		12,700,675
Diversified Financial Services - 3.3%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	685,000	683,420
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	940,000	980,093
Capstone Borrower, Inc. 8% 6/15/30 (b)	420,000	433,734
Coinbase Global, Inc. 3.375% 10/1/28 (b)	690,000	591,580
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	565,000	588,770
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	385,000	390,446
7.875% 12/1/30 (b)	1,090,000	1,140,281
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	970,000	986,975
7.75% 5/15/26 (b)	690,000	704,091
8% 2/15/27 (b)	1,565,000	1,616,525
8% 6/15/28 (b)	1,040,000	1,095,376
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	1,535,000	1,430,739
Hightower Holding LLC 6.75% 4/15/29 (b)	1,110,000	1,038,565
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,755,000	2,355,639
5.25% 5/15/27	500,000	469,375
9% 6/15/30 (b)	400,000	397,982
Intercontinental Exchange, Inc. 3.625% 9/1/28 (b)	2,525,000	2,378,214
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	372,000	343,159
Jefferson Capital Holding 9.5% 2/15/29 (b)	615,000	633,957
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)(c)	820,000	757,480
LPL Holdings, Inc. 4.375% 5/15/31 (b)	365,000	334,759
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,784,884
7.125% 3/15/26	2,750,000	2,794,421
7.5% 5/15/31	1,535,000	1,553,431
PRA Group, Inc. 8.875% 1/31/30 (b)	390,000	389,182
		25,873,078
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,755,000	1,587,965
CMG Media Corp. 8.875% 12/15/27 (b)	1,760,000	1,003,794
		2,591,759
Electric Utilities No Longer Use - 0.0%
FirstEnergy Corp.:
1.6% 1/15/26	167,000	157,186
2.05% 3/1/25	167,000	162,432
		319,618
Energy - 11.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	532,000	527,703
Antero Resources Corp. 7.625% 2/1/29 (b)	167,000	171,732
Apache Corp.:
4.25% 1/15/30	612,000	570,916
5.1% 9/1/40	655,000	558,945
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,480,000	1,448,322
Baytex Energy Corp. 7.375% 3/15/32 (b)	1,005,000	1,021,279
California Resources Corp.:
7.125% 2/1/26 (b)	495,000	496,105
8.25% 6/15/29 (b)	2,320,000	2,368,363
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	590,000	558,707
Canacol Energy Ltd. 5.75% 11/24/28 (b)	1,445,000	768,108
Cheniere Energy Partners LP:
3.25% 1/31/32	1,410,000	1,203,470
4% 3/1/31	730,000	663,863
Cheniere Energy, Inc. 4.625% 10/15/28	167,000	162,074
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	1,535,000	1,526,600
8.375% 1/15/29 (b)	755,000	778,188
CNX Resources Corp. 7.375% 1/15/31 (b)(c)	385,000	393,630
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	880,000	818,857
6.75% 3/1/29 (b)(c)	1,180,000	1,143,561
CPI CG, Inc. 10% 7/15/29 (b)(g)	415,000	430,563
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	925,000	959,501
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	920,000	912,552
5.625% 10/15/25 (b)	130,000	129,692
CVR Energy, Inc.:
5.75% 2/15/28 (b)	1,334,000	1,236,965
8.5% 1/15/29 (b)	2,250,000	2,259,266
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	2,255,000	2,226,804
8.625% 3/15/29 (b)	915,000	941,589
DT Midstream, Inc.:
4.125% 6/15/29 (b)	935,000	863,796
4.375% 6/15/31 (b)	365,000	332,451
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	600,000	605,638
Energy Transfer LP 7.375% 2/1/31 (b)	725,000	756,530
EQM Midstream Partners LP:
4% 8/1/24	670,000	667,736
4.75% 1/15/31 (b)	300,000	280,513
6% 7/1/25 (b)	85,000	85,017
6.5% 7/1/27 (b)	415,000	419,455
6.5% 7/15/48	150,000	151,436
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	167,000	163,374
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32	375,000	378,309
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	1,220,000	1,208,701
7% 8/1/27	1,132,000	1,136,557
Harvest Midstream I LP:
7.5% 9/1/28 (b)	645,000	655,319
7.5% 5/15/32 (b)	1,430,000	1,451,945
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	635,000	582,873
5.125% 6/15/28 (b)	2,465,000	2,386,750
5.5% 10/15/30 (b)	365,000	352,709
HF Sinclair Corp. 5% 2/1/28 (b)	1,350,000	1,307,873
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (b)	770,000	781,977
8.875% 7/15/28 (b)	745,000	788,305
Jonah Energy Parent LLC 12% 11/5/25 (i)(j)	1,295,305	1,400,614
Kinetik Holdings LP:
5.875% 6/15/30 (b)(c)	890,000	877,016
6.625% 12/15/28 (b)	2,550,000	2,590,693
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	1,150,000	1,178,837
Matador Resources Co. 6.5% 4/15/32 (b)	1,305,000	1,305,097
MEG Energy Corp. 7.125% 2/1/27 (b)	65,000	65,906
Mesquite Energy, Inc. 7.25% (b)(f)(j)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)(c)	3,695,000	3,399,428
8.75% 3/15/29 (b)(c)	1,595,000	1,456,024
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	1,150,000	1,171,748
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,085,000	1,097,244
8.75% 6/15/31 (b)	345,000	362,003
Occidental Petroleum Corp. 5.875% 9/1/25	2,955,000	2,956,399
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	1,645,000	1,684,029
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	1,010,000	996,113
7% 1/15/32 (b)	1,670,000	1,715,534
Prairie Acquiror LP 9% 8/1/29 (b)	605,000	623,538
Range Resources Corp.:
4.875% 5/15/25	167,000	165,972
8.25% 1/15/29	167,000	173,051
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	250,000	230,819
4.95% 7/15/29 (b)	1,010,000	950,806
6.875% 4/15/40 (b)	385,000	368,013
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	580,000	606,204
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,407,000	1,454,797
SM Energy Co. 5.625% 6/1/25	690,000	687,037
Southwestern Energy Co. 4.75% 2/1/32	925,000	850,930
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	302,000	298,851
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	550,000	427,625
11.75% 10/1/28 (b)	745,000	532,675
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	579,836
5.875% 3/15/28	500,000	497,822
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	670,000	614,842
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	2,252,000	2,154,574
6% 9/1/31 (b)	2,100,000	1,962,549
Talos Production, Inc. 9% 2/1/29 (b)	330,000	346,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	730,000	696,605
Teine Energy Ltd. 6.875% 4/15/29 (b)	167,000	163,419
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	401,625	400,917
Transocean, Inc.:
8% 2/1/27 (b)	1,095,000	1,091,205
8.25% 5/15/29 (b)	2,690,000	2,701,085
8.75% 2/15/30 (b)	846,000	888,197
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)	915,000	921,961
Valaris Ltd. 8.375% 4/30/30 (b)	1,320,000	1,366,521
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,305,000	2,099,255
4.125% 8/15/31 (b)	1,085,000	973,642
6.25% 1/15/30 (b)	935,000	948,928
Viridien 8.75% 4/1/27 (b)	855,000	814,883
Western Midstream Operating LP:
3.95% 6/1/25	365,000	358,109
5.25% 2/1/50	725,000	635,461
5.3% 3/1/48	365,000	315,147
5.5% 8/15/48	220,000	191,227
		89,984,158
Environmental - 1.2%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	340,000	340,886
Covanta Holding Corp. 4.875% 12/1/29 (b)	985,000	899,037
Darling Ingredients, Inc. 6% 6/15/30 (b)	510,000	501,466
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	705,000	698,667
5.125% 12/15/26 (b)	705,000	698,190
6.75% 1/15/31 (b)	555,000	566,202
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,515,000	1,412,931
5.875% 6/30/29 (b)	1,535,000	1,428,162
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	3,080,000	3,066,396
		9,611,937
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)(c)	195,000	187,317
3.5% 3/15/29 (b)	1,662,000	1,495,039
4.875% 2/15/30 (b)	1,200,000	1,134,001
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	2,490,000	1,618,384
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	460,000	405,068
		4,839,809
Food/Beverage/Tobacco - 2.7%
BellRing Brands, Inc. 7% 3/15/30 (b)	290,000	297,189
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,465,000	1,054,278
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)	290,000	273,878
7.625% 7/1/29 (b)	885,000	911,467
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)	705,000	728,467
KeHE Distributor / Nextwave 9% 2/15/29 (b)	1,145,000	1,173,506
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	2,730,000	2,479,119
4.375% 1/31/32 (b)	365,000	325,532
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,650,000	1,502,174
5.5% 10/15/27 (b)	125,000	122,262
Pilgrim's Pride Corp.:
3.5% 3/1/32	365,000	310,411
4.25% 4/15/31	457,000	415,922
Post Holdings, Inc.:
4.625% 4/15/30 (b)(c)	1,125,000	1,033,782
5.5% 12/15/29 (b)	1,655,000	1,596,931
6.25% 2/15/32 (b)	305,000	305,396
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	1,815,000	1,672,096
TreeHouse Foods, Inc. 4% 9/1/28	480,000	431,086
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	4,100,000	3,954,494
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	475,000	441,305
4.75% 2/15/29 (b)	1,285,000	1,218,797
7.25% 1/15/32 (b)	750,000	778,344
United Natural Foods, Inc. 6.75% 10/15/28 (b)	145,000	130,900
		21,157,336
Gaming - 2.0%
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)(c)	2,200,000	2,210,789
7% 2/15/30 (b)	875,000	893,971
8.125% 7/1/27 (b)	1,700,000	1,734,564
Churchill Downs, Inc. 5.75% 4/1/30 (b)	2,470,000	2,399,197
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	1,847,000	1,681,991
6.75% 1/15/30 (b)	1,365,000	1,198,684
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	555,000	514,735
Las Vegas Sands Corp.:
2.9% 6/25/25	167,000	162,073
3.5% 8/18/26	167,000	159,341
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	410,000	420,763
Station Casinos LLC:
4.5% 2/15/28 (b)	750,000	705,702
6.625% 3/15/32 (b)(c)	1,540,000	1,532,436
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	730,000	663,909
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,100,000	1,140,616
		15,418,771
Healthcare - 7.4%
1375209 BC Ltd. 9% 1/30/28 (b)	755,000	725,990
180 Medical, Inc. 3.875% 10/15/29 (b)	650,000	588,274
Amgen, Inc. 5.6% 3/2/43	805,000	793,349
AMN Healthcare 4% 4/15/29 (b)(c)	420,000	377,208
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	830,000	754,771
4.625% 7/15/28 (b)	548,000	521,476
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	1,175,000	879,323
5.25% 1/30/30 (b)	760,000	353,400
5.5% 11/1/25 (b)	1,695,000	1,578,943
Catalent Pharma Solutions 3.5% 4/1/30 (b)	830,000	794,549
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)(c)	660,000	602,249
4% 3/15/31 (b)	822,000	733,141
4.25% 5/1/28 (b)	290,000	273,762
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	2,405,000	1,890,885
5.25% 5/15/30 (b)	4,605,000	3,796,786
5.625% 3/15/27 (b)	3,150,000	2,933,302
6% 1/15/29 (b)	930,000	820,731
6.125% 4/1/30 (b)	1,365,000	955,174
6.875% 4/15/29 (b)	920,000	703,527
8% 12/15/27 (b)	167,000	165,596
10.875% 1/15/32 (b)	1,350,000	1,405,062
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,200,000	1,102,738
DaVita, Inc.:
3.75% 2/15/31 (b)	510,000	435,009
4.625% 6/1/30 (b)	2,795,000	2,525,644
Embecta Corp. 5% 2/15/30 (b)(c)	620,000	510,576
Grifols SA 4.75% 10/15/28 (b)	370,000	319,301
HCA Holdings, Inc. 5.5% 6/15/47	725,000	670,245
HealthEquity, Inc. 4.5% 10/1/29 (b)(c)	1,275,000	1,191,717
Hologic, Inc. 3.25% 2/15/29 (b)	500,000	448,555
Humana, Inc. 5.875% 3/1/33	730,000	742,584
IQVIA, Inc. 6.5% 5/15/30 (b)	690,000	700,377
Jazz Securities DAC 4.375% 1/15/29 (b)	1,250,000	1,160,448
LifePoint Health, Inc. 11% 10/15/30 (b)(c)	1,840,000	2,027,253
Medline Borrower LP 3.875% 4/1/29 (b)	4,200,000	3,867,821
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	1,540,000	1,557,430
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	450,000	317,111
Modivcare, Inc. 5.875% 11/15/25 (b)	915,000	928,441
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	855,000	760,099
3.875% 5/15/32 (b)	390,000	337,933
Option Care Health, Inc. 4.375% 10/31/29 (b)	205,000	188,172
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	2,265,000	2,103,497
5.125% 4/30/31 (b)	730,000	655,724
Owens & Minor, Inc. 4.5% 3/31/29 (b)	585,000	504,464
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	1,670,000	1,476,631
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	901,731	845,373
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	760,000	761,129
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	1,125,000	1,136,402
Teleflex, Inc. 4.25% 6/1/28 (b)	535,000	504,168
Tenet Healthcare Corp.:
4.25% 6/1/29	1,545,000	1,438,803
4.375% 1/15/30	1,660,000	1,538,748
4.625% 6/15/28	750,000	713,249
6.125% 6/15/30	1,640,000	1,628,520
6.25% 2/1/27	1,195,000	1,194,216
6.75% 5/15/31	240,000	243,603
Teva Pharmaceutical Finance Netherlands III BV:
7.875% 9/15/29	210,000	225,612
8.125% 9/15/31	210,000	233,490
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	330,000	324,980
		56,967,561
Homebuilders/Real Estate - 3.2%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	543,200	444,170
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	565,000	509,040
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	610,000	608,727
Greystar Real Estate Partners 7.75% 9/1/30 (b)	345,000	363,283
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)(c)	895,000	930,476
Howard Hughes Corp.:
4.125% 2/1/29 (b)	555,000	496,327
4.375% 2/1/31 (b)	455,000	391,779
Kennedy-Wilson, Inc. 4.75% 2/1/30	975,000	809,369
Landsea Homes Corp. 8.875% 4/1/29 (b)	755,000	747,503
LGI Homes, Inc. 8.75% 12/15/28 (b)	575,000	598,923
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,877,000	1,874,699
4.625% 8/1/29	1,780,000	1,291,948
5% 10/15/27 (c)	4,447,000	3,672,813
5.25% 8/1/26 (c)	682,000	619,759
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	1,275,000	1,289,578
Railworks Holdings LP 8.25% 11/15/28 (b)	1,160,000	1,180,300
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	20,000	12,100
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	16,000	9,552
Rithm Capital Corp. 8% 4/1/29 (b)	465,000	451,386
Safehold Operating Partnership LP 2.85% 1/15/32	1,005,000	825,688
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	352,000	337,073
5.875% 6/15/27 (b)	167,000	166,266
TopBuild Corp. 4.125% 2/15/32 (b)	800,000	704,492
TRI Pointe Homes, Inc. 5.7% 6/15/28	140,000	137,306
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	3,720,000	3,041,646
6.5% 2/15/29 (b)	2,475,000	1,578,261
10.5% 2/15/28 (b)	1,455,000	1,424,856
		24,517,320
Hotels - 0.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	2,820,000	2,440,377
3.75% 5/1/29 (b)	295,000	270,503
4% 5/1/31 (b)	1,615,000	1,445,596
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	1,530,000	1,537,163
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)(c)	525,000	531,261
		6,224,900
Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)(c)	290,000	263,433
8.25% 2/1/29 (b)	880,000	884,257
8.5% 6/15/29 (b)	535,000	540,511
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (b)	840,000	786,027
6.75% 10/15/27 (b)	4,250,000	4,192,028
6.75% 4/15/28 (b)	365,000	365,579
AmWINS Group, Inc. 4.875% 6/30/29 (b)	2,230,000	2,074,491
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	795,000	743,646
7.5% 2/15/32 (b)	1,205,000	1,209,545
HUB International Ltd. 7.25% 6/15/30 (b)	2,210,000	2,265,540
USI, Inc. 7.5% 1/15/32 (b)	470,000	477,353
		13,802,410
Leisure - 2.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	770,000	767,951
Carnival Corp.:
5.75% 3/1/27 (b)	2,095,000	2,069,698
6% 5/1/29 (b)	1,310,000	1,294,044
6.65% 1/15/28	175,000	175,778
7% 8/15/29 (b)	1,535,000	1,591,163
10.5% 6/1/30 (b)	1,230,000	1,336,161
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	195,000	179,468
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	965,000	908,617
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	525,000	519,027
7.75% 2/15/29 (b)	1,920,000	1,995,974
NCL Finance Ltd. 6.125% 3/15/28 (b)	370,000	365,388
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	875,000	861,544
6.25% 3/15/32 (b)	975,000	983,191
7.25% 1/15/30 (b)	365,000	377,926
Viking Cruises Ltd. 9.125% 7/15/31 (b)	760,000	823,129
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	370,000	361,696
Voc Escrow Ltd. 5% 2/15/28 (b)	510,000	494,387
		15,105,142
Metals/Mining - 1.8%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	300,000	308,321
Arsenal AIC Parent LLC 8% 10/1/30 (b)	460,000	482,722
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)(c)	145,000	127,853
7% 3/15/32 (b)(c)	1,150,000	1,136,981
Constellium NV 5.875% 2/15/26 (b)	334,000	332,253
Eldorado Gold Corp. 6.25% 9/1/29 (b)	350,000	334,040
ERO Copper Corp. 6.5% 2/15/30 (b)	3,700,000	3,570,241
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	1,693,000	1,651,204
8.625% 6/1/31 (b)	260,000	258,440
9.375% 3/1/29 (b)	1,905,000	1,990,488
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	365,000	326,211
4.5% 9/15/27 (b)	422,000	403,242
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	790,000	817,860
9.25% 10/1/28 (b)	675,000	708,434
Novelis Corp.:
3.25% 11/15/26 (b)	205,000	192,906
3.875% 8/15/31 (b)	340,000	294,366
Vibrantz Technologies, Inc. 9% 2/15/30 (b)	1,185,000	1,084,571
		14,020,133
Paper - 0.9%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	1,270,000	1,185,704
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	935,000	791,249
6% 6/15/27 (b)	1,155,000	1,134,929
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,995,000	1,960,753
8.75% 4/15/30 (b)	1,445,000	1,414,156
Mercer International, Inc. 5.125% 2/1/29 (c)	475,000	418,046
		6,904,837
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	940,000	891,691
Railroad - 0.2%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)(c)	680,000	612,445
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	1,155,000	1,150,673
		1,763,118
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	580,000	543,225
4% 10/15/30 (b)	3,200,000	2,816,960
5.75% 4/15/25 (b)	297,000	295,916
6.125% 6/15/29 (b)	1,540,000	1,545,582
Garden SpinCo Corp. 8.625% 7/20/30 (b)	335,000	361,663
Yum! Brands, Inc.:
3.625% 3/15/31	365,000	322,153
4.625% 1/31/32 (c)	1,985,000	1,825,569
4.75% 1/15/30 (b)	167,000	159,061
5.375% 4/1/32	290,000	278,770
		8,148,899
Services - 4.7%
AECOM 5.125% 3/15/27	487,000	478,563
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	1,140,000	1,142,966
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	1,265,000	1,107,362
9.75% 7/15/27 (b)	915,000	909,414
APX Group, Inc.:
5.75% 7/15/29 (b)	690,000	662,007
6.75% 2/15/27 (b)	837,000	834,831
Artera Services LLC 8.5% 2/15/31 (b)	3,065,000	3,155,411
ASGN, Inc. 4.625% 5/15/28 (b)	635,000	598,852
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	1,365,000	1,243,569
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	2,678,000	2,521,868
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	3,090,000	3,339,344
CoreCivic, Inc.:
4.75% 10/15/27	1,240,000	1,165,845
8.25% 4/15/29	1,530,000	1,581,468
CoreLogic, Inc. 4.5% 5/1/28 (b)	955,000	866,565
Fair Isaac Corp. 5.25% 5/15/26 (b)	167,000	165,204
Hertz Corp. 4.625% 12/1/26 (b)	660,000	478,804
Iron Mountain, Inc. 4.5% 2/15/31 (b)	365,000	329,477
Korn Ferry 4.625% 12/15/27 (b)	337,000	320,896
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	1,410,000	1,353,600
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	705,000	699,643
Service Corp. International:
4% 5/15/31	582,000	518,315
4.625% 12/15/27	167,000	161,577
5.125% 6/1/29	365,000	354,659
Sotheby's 7.375% 10/15/27 (b)(c)	810,000	676,395
Staples, Inc.:
10.75% 9/1/29 (b)	1,640,000	1,558,536
12.75% 1/15/30 (b)	1,150,000	894,769
The GEO Group, Inc.:
8.625% 4/15/29 (b)	645,000	660,613
10.25% 4/15/31 (b)	1,535,000	1,606,055
Uber Technologies, Inc. 4.5% 8/15/29 (b)(c)	4,462,000	4,251,348
United Rentals North America, Inc.:
6% 12/15/29 (b)	365,000	366,706
6.125% 3/15/34 (b)	1,925,000	1,917,979
		35,922,641
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	440,000	391,483
4.125% 1/15/30	940,000	859,278
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)(c)	912,000	839,257
		2,090,018
Super Retail - 1.7%
Bath & Body Works, Inc. 6.694% 1/15/27	375,000	380,168
Carvana Co.:
4.875% 9/1/29 (b)	1,170,000	842,494
5.5% 4/15/27 (b)	622,000	528,700
5.875% 10/1/28 (b)	305,000	244,000
10.25% 5/1/30 (b)	85,000	72,565
12% 12/1/28 pay-in-kind (b)(d)	371,242	399,206
13% 6/1/30 pay-in-kind (b)(d)	561,387	614,531
14% 6/1/31 pay-in-kind (b)(d)	668,052	751,347
EG Global Finance PLC 12% 11/30/28 (b)	3,085,000	3,284,532
Hanesbrands, Inc. 4.875% 5/15/26 (b)(c)	167,000	163,376
LBM Acquisition LLC 6.25% 1/15/29 (b)	1,295,000	1,144,621
Levi Strauss & Co. 3.5% 3/1/31 (b)	410,000	354,679
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	810,000	647,998
7.875% 5/1/29 (b)	620,000	397,848
Nordstrom, Inc.:
4.25% 8/1/31 (c)	950,000	844,727
4.375% 4/1/30 (c)	635,000	577,373
The William Carter Co. 5.625% 3/15/27 (b)	167,000	164,721
Under Armour, Inc. 3.25% 6/15/26	334,000	316,974
Wolverine World Wide, Inc. 4% 8/15/29 (b)	1,855,000	1,552,875
		13,282,735
Technology - 6.6%
Acuris Finance U.S. 5% 5/1/28 (b)	3,345,000	2,970,687
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	450,000	414,315
Block, Inc. 6.5% 5/15/32 (b)	1,525,000	1,545,420
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)(c)	400,000	371,511
4.875% 7/1/29 (b)(c)	405,000	375,865
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	1,680,000	1,613,329
8.25% 6/30/32 (b)	385,000	392,410
9% 9/30/29 (b)	3,160,000	3,065,896
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,495,000	1,517,941
Cogent Communications Group, Inc. 7% 6/15/27 (b)	935,000	925,228
Coherent Corp. 5% 12/15/29 (b)(c)	1,990,000	1,883,286
CommScope, Inc. 4.75% 9/1/29 (b)	825,000	571,156
Elastic NV 4.125% 7/15/29 (b)	1,195,000	1,091,109
Entegris, Inc.:
3.625% 5/1/29 (b)	630,000	565,364
4.75% 4/15/29 (b)	1,705,000	1,631,271
5.95% 6/15/30 (b)	2,980,000	2,950,390
Gen Digital, Inc.:
5% 4/15/25 (b)	685,000	680,271
7.125% 9/30/30 (b)(c)	340,000	348,413
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	1,232,000	1,112,567
5.25% 12/1/27 (b)	322,000	315,281
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)(c)	675,000	497,519
HTA Group Ltd. 7.5% 6/4/29 (b)	2,720,000	2,708,100
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	635,000	644,820
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	2,823,000	2,579,563
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	220,000	186,346
4.125% 8/1/30 (b)(c)	847,000	749,409
5% 12/15/27 (b)	167,000	160,092
MicroStrategy, Inc. 6.125% 6/15/28 (b)	1,910,000	1,851,283
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,282,000	1,183,169
Open Text Corp. 3.875% 12/1/29 (b)	1,020,000	913,483
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,465,000	1,321,144
4.125% 12/1/31 (b)	1,110,000	975,639
Rackspace Finance LLC 3.5% 5/15/28 (b)	1,415,325	608,590
Seagate HDD Cayman:
5.75% 12/1/34	755,000	732,894
8.25% 12/15/29	345,000	370,013
8.5% 7/15/31	415,000	446,956
Sensata Technologies BV:
4% 4/15/29 (b)	2,060,000	1,891,287
5% 10/1/25 (b)	145,000	146,191
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)	365,000	318,133
6.625% 7/15/32 (b)(c)	860,000	866,152
SS&C Technologies, Inc.:
5.5% 9/30/27 (b)	270,000	265,871
6.5% 6/1/32 (b)	1,520,000	1,533,219
TTM Technologies, Inc. 4% 3/1/29 (b)	3,020,000	2,771,092
UKG, Inc. 6.875% 2/1/31 (b)	945,000	956,841
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,060,000	916,620
VM Consolidated, Inc. 5.5% 4/15/29 (b)	1,245,000	1,187,327
		51,123,463
Telecommunications - 4.8%
Altice Financing SA:
5% 1/15/28 (b)	685,000	520,894
5.75% 8/15/29 (b)	4,565,000	3,314,450
Altice France Holding SA 6% 2/15/28 (b)	1,740,000	565,500
Altice France SA:
5.125% 1/15/29 (b)	2,490,000	1,624,669
5.125% 7/15/29 (b)	2,265,000	1,489,466
5.5% 1/15/28 (b)	1,615,000	1,106,093
5.5% 10/15/29 (b)	920,000	606,360
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	4,185,000	4,015,377
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	455,000	402,289
5.625% 9/15/28 (b)	360,000	290,276
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	810,000	781,794
Consolidated Communications, Inc. 5% 10/1/28 (b)	535,000	442,511
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,360,000	1,281,249
5.875% 10/15/27 (b)	940,000	917,730
5.875% 11/1/29	1,430,000	1,245,057
8.75% 5/15/30 (b)	955,000	984,073
IHS Netherlands Holdco BV 8% 9/18/27 (b)	415,000	402,939
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	1,895,000	1,763,056
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	675,000	559,728
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	340,000	178,180
4.5% 4/1/30 (b)	890,000	483,741
10.5% 5/15/30 (b)	2,370,000	2,347,282
11% 11/15/29 (b)	712,350	728,950
Millicom International Cellular SA 4.5% 4/27/31 (b)	270,000	231,863
Sable International Finance Ltd. 5.75% 9/7/27 (b)	464,000	447,035
SBA Communications Corp.:
3.125% 2/1/29 (c)	372,000	331,656
3.875% 2/15/27 (c)	167,000	159,156
Telecom Italia Capital SA:
6% 9/30/34 (b)	1,113,000	1,053,327
6% 9/30/34	72,000	64,949
7.2% 7/18/36 (b)	633,000	647,243
7.2% 7/18/36	212,000	202,990
7.721% 6/4/38 (b)	235,000	247,307
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	2,165,000	1,309,371
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,830,000	3,247,097
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	415,000	344,399
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,380,000	1,300,022
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)(c)	645,000	515,849
6.125% 3/1/28 (b)	1,020,000	682,946
		36,836,874
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (b)	477,000	415,317
4.25% 3/15/29 (b)	167,000	152,217
Foot Locker, Inc. 4% 10/1/29 (b)	440,000	366,602
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	335,000	303,259
Victoria's Secret & Co. 4.625% 7/15/29 (b)(c)	505,000	419,865
		1,657,260
Transportation Ex Air/Rail - 0.7%
Golar LNG Ltd. 7% 10/20/25 (b)	1,025,000	1,019,158
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	595,000	530,926
Seaspan Corp. 5.5% 8/1/29 (b)	2,170,000	1,936,863
XPO, Inc.:
6.25% 6/1/28 (b)	205,000	205,615
7.125% 6/1/31 (b)(c)	345,000	352,456
7.125% 2/1/32 (b)	975,000	999,317
		5,044,335
Utilities - 2.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,525,000	1,330,632
3.75% 1/15/32 (b)(c)	170,000	144,536
4.75% 3/15/28 (b)	585,000	558,982
DPL, Inc.:
4.125% 7/1/25	896,000	877,990
4.35% 4/15/29	120,000	111,844
FirstEnergy Corp. 3.4% 3/1/50	1,460,000	976,602
NextEra Energy Partners LP 7.25% 1/15/29 (b)(c)	1,470,000	1,507,441
NRG Energy, Inc.:
3.375% 2/15/29 (b)	1,535,000	1,365,475
3.625% 2/15/31 (b)	525,000	450,238
5.25% 6/15/29 (b)	1,405,000	1,348,436
6.625% 1/15/27	334,000	333,334
PG&E Corp.:
5% 7/1/28 (c)	1,515,000	1,457,646
5.25% 7/1/30	4,230,000	4,039,759
Pike Corp.:
5.5% 9/1/28 (b)	2,615,000	2,509,090
8.625% 1/31/31 (b)	850,000	900,422
Vistra Operations Co. LLC:
5% 7/31/27 (b)	167,000	161,546
5.5% 9/1/26 (b)(c)	817,000	805,689
5.625% 2/15/27 (b)	1,455,000	1,430,615
7.75% 10/15/31 (b)	1,475,000	1,536,052
		21,846,329
TOTAL NONCONVERTIBLE BONDS		641,579,204
TOTAL CORPORATE BONDS (Cost $688,277,179)		652,894,264

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 0% 7/15/39 (b)(d)(e)	250,000	250,000
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8392% 7/15/37 (b)(d)(e)	250,000	251,250
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(d)(e)	250,000	250,644
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 5.7% 7/20/37 (b)(d)(e)(g)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES (Cost $1,750,000)		1,751,894

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2435% 6/15/38 (b)(d)(e)	522,536	512,747
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1105% 11/15/38 (b)(d)(e)	746,132	731,209
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1435% 7/15/38 (b)(d)(e)	295,941	294,831
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(d)	475,000	440,464
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6435% 7/15/38 (b)(d)(e)	1,111,000	1,097,124
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,997,176)		3,076,375

Common Stocks - 2.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (k)	7,500	528,150
Capital Goods - 0.2%
Chart Industries, Inc. (k)	4,400	635,096
Regal Rexnord Corp.	4,600	622,012
TOTAL CAPITAL GOODS		1,257,108
Energy - 1.0%
California Resources Corp.	15,100	803,622
California Resources Corp. warrants 10/27/24 (k)	1,768	31,532
Mesquite Energy, Inc. (j)(k)	82,533	6,883,211
New Fortress Energy, Inc. Class A (c)	17,300	380,254
TOTAL ENERGY		8,098,619
Healthcare - 0.2%
Cano Health, Inc. (j)	65,803	808,719
Cano Health, Inc. warrants (j)	2,913	12,584
Centene Corp. (k)	13,500	895,050
TOTAL HEALTHCARE		1,716,353
Technology - 0.3%
Coherent Corp. (k)	17,800	1,289,788
MKS Instruments, Inc.	3,500	457,030
ON Semiconductor Corp. (k)	9,800	671,790
TOTAL TECHNOLOGY		2,418,608
Telecommunications - 0.5%
CUI Acquisition Corp. (j)(k)	1	0
GTT Communications, Inc. (j)(k)	23,507	749,638
Helios Towers PLC (k)	1,416,100	2,083,667
SBA Communications Corp. Class A	3,300	647,790
TOTAL TELECOMMUNICATIONS		3,481,095
TOTAL COMMON STOCKS (Cost $13,025,002)		17,499,933

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(l)	415,000	404,281
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4292% 8/24/26 (d)(e)(l)	503,086	469,379
term loan 10% 8/2/27 (l)	521,372	722,971
TOTAL BROADCASTING		1,192,350
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(l)	924,871	780,998
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 11/15/30 (d)(e)(l)	1,596,000	1,550,514
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (d)(e)(l)	1,211,642	1,208,443
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (d)(e)(l)	2,119,607	2,108,627
TOTAL CHEMICALS		4,867,584
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(l)	1,026,308	1,022,829
Diversified Media - 0.1%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (d)(e)(l)	728,114	575,712
Energy - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(l)	1,372,810	1,352,794
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(f)(j)(l)	1,525,908	0
term loan 0% (d)(f)(j)(l)	658,000	0
TOTAL ENERGY		1,352,794
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan 3 month U.S. LIBOR + 11.000% 13.33% 10/7/24 (e)(j)(l)	385,938	385,938
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (d)(e)(l)	526,811	509,469
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 1/8/27 (d)(e)(l)	72,911	72,893
TOTAL HEALTHCARE		968,300
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 11/6/30 (d)(e)(l)	105,069	105,294
Leisure - 0.6%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (d)(e)(l)	3,348,917	3,335,321
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (d)(e)(l)	1,320,179	1,325,130
TOTAL LEISURE		4,660,451
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.609% 6/4/28 (d)(e)(l)	912,654	775,756
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1189% 4/13/29 (d)(e)(l)	205,702	206,022
Services - 1.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (d)(e)(l)	738,986	738,986
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1939% 12/10/29 (d)(e)(l)	130,000	126,815
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 12/10/28 (d)(e)(l)	1,272,375	1,270,555
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (d)(e)(l)	393,025	394,118
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 6/2/28 (d)(e)(l)	1,541,228	1,515,905
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (d)(e)(l)	99,750	99,340
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(j)(l)	2,022,576	2,022,576
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(l)	3,356,384	2,844,536
TOTAL SERVICES		9,012,831
Super Retail - 0.6%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (d)(e)(l)	1,529,611	1,527,224
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (d)(e)(l)	3,147,225	3,091,267
TOTAL SUPER RETAIL		4,618,491
Technology - 0.4%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (d)(e)(l)	1,165,409	1,160,316
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(j)(l)	47,236	47,236
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 10/7/29 (d)(e)(l)	413,033	414,582
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6924% 5/15/28 (d)(e)(l)	327,980	331,057
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (d)(e)(l)	1,516,275	1,521,203
TOTAL TECHNOLOGY		3,474,394
Telecommunications - 0.3%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (d)(e)(l)	1,062,782	770,517
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (d)(e)(l)	1,289,518	1,199,252
TOTAL TELECOMMUNICATIONS		1,969,769
Textiles/Apparel - 0.1%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7084% 4/16/28 (d)(e)(l)	445,408	445,618
TOTAL BANK LOAN OBLIGATIONS (Cost $37,621,045)		36,433,474

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	760,000	766,376
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
4.7% (d)(m)	1,120,000	992,313
4.7% (d)(m)	1,110,000	895,497
Bank of America Corp. 5.875% (d)(m)	1,360,000	1,375,994
Citigroup, Inc. 7.125% (d)(m)	1,440,000	1,445,705
JPMorgan Chase & Co.:
4.6% (d)(m)	980,000	985,042
6.1% (d)(m)	1,360,000	1,381,950
Wells Fargo & Co. 7.625% (d)(m)	385,000	411,265
TOTAL BANKS & THRIFTS		7,487,766
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (d)(m)	870,000	745,640
TOTAL PREFERRED SECURITIES (Cost $8,024,066)		8,999,782

Fixed-Income Funds - 0.5%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (Cost $3,864,836)	106,600	3,867,448

Other - 1.5%
	Shares	Value ($)
Other - 1.5%
Fidelity Private Credit Co. LLC (i)(n) (Cost $11,350,654)	1,139,159	11,573,859

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (o)	28,994,494	29,000,293
Fidelity Securities Lending Cash Central Fund 5.38% (o)(p)	28,071,073	28,073,880
TOTAL MONEY MARKET FUNDS (Cost $57,074,173)		57,074,173

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $823,984,131)	793,171,202
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(21,066,236)
NET ASSETS - 100.0%	772,104,966

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $550,908,543 or 71.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,974,473 or 1.7% of net assets.

(j)	Level 3 security
(k)	Non-income producing
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/23/22 - 6/21/24	11,350,654

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,269,399

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	41,022,143	113,355,979	125,378,201	638,938	372	-	29,000,293	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	1,715,225	52,744,106	26,385,451	10,405	-	-	28,073,880	0.1%
Total	42,737,368	166,100,085	151,763,652	649,343	372	-	57,074,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	10,518,936	963,880	-	594,041	-	91,043	11,573,859
	10,518,936	963,880	-	594,041	-	91,043	11,573,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,083,667	2,083,667	-	-
Consumer Discretionary	528,150	528,150	-	-
Energy	8,098,619	1,215,408	-	6,883,211
Health Care	1,716,353	895,050	-	821,303
Industrials	1,257,108	1,257,108	-	-
Information Technology	3,168,246	2,418,608	-	749,638
Real Estate	647,790	647,790	-	-

Corporate Bonds	652,894,264	-	651,493,649	1,400,615

Asset-Backed Securities	1,751,894	-	1,751,894	-

Commercial Mortgage Securities	3,076,375	-	3,076,375	-

Bank Loan Obligations	36,433,474	-	33,977,724	2,455,750

Preferred Securities	8,999,782	-	8,999,782	-

Fixed-Income Funds	3,867,448	3,867,448	-	-

Other	11,573,859	-	11,573,859	-

Money Market Funds	57,074,173	57,074,173	-	-
Total Investments in Securities:	793,171,202	69,987,402	710,873,283	12,310,517
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$11,995,556
Net Realized Gain (Loss) on Investment Securities	11,803
Net Unrealized Gain (Loss) on Investment Securities	32,050
Cost of Purchases	1,823,713
Proceeds of Sales	(1,559,358)
Amortization/Accretion	6,753
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12,310,517
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$(462,235)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,026,664) - See accompanying schedule:
Unaffiliated issuers (cost $755,559,304)	$724,523,170
Fidelity Central Funds (cost $57,074,173)	57,074,173
Other affiliated issuers (cost $11,350,654)	11,573,859

Total Investment in Securities (cost $823,984,131)		$793,171,202
Cash		20,954
Receivable for investments sold		424,187
Receivable for fund shares sold		326,713
Dividends receivable		1,610
Interest receivable		11,659,391
Distributions receivable from Fidelity Central Funds		136,621
Total assets		805,740,678
Liabilities
Payable for investments purchased
Regular delivery	$1,961,825
Delayed delivery	2,870,882
Payable for fund shares redeemed	179,021
Accrued management fee	409,392
Distribution and service plan fees payable	32,702
Other payables and accrued expenses	108,010
Collateral on securities loaned	28,073,880
Total liabilities		33,635,712
Commitments and contingent liabilities (see Commitments note)
Net Assets		$772,104,966
Net Assets consist of:
Paid in capital		$939,525,319
Total accumulated earnings (loss)		(167,420,353)
Net Assets		$772,104,966

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($238,025,355 ÷ 50,212,395 shares)		$4.74
Service Class :
Net Asset Value, offering price and redemption price per share ($63,609,679 ÷ 13,550,378 shares)		$4.69
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($131,569,535 ÷ 29,178,159 shares)		$4.51
Investor Class :
Net Asset Value, offering price and redemption price per share ($338,900,397 ÷ 72,054,399 shares)		$4.70
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends (including $594,041 earned from affiliated issuers)		$1,089,726
Interest		24,855,893
Income from Fidelity Central Funds (including $10,405 from security lending)		649,343
Total income		26,594,962
Expenses
Management fee	$2,346,018
Transfer agent fees	104,739
Distribution and service plan fees	193,046
Accounting fees	47,384
Custodian fees and expenses	4,924
Independent trustees' fees and expenses	1,651
Audit	44,730
Legal	28,781
Miscellaneous	60,177
Total expenses before reductions	2,831,450
Expense reductions	(73,987)
Total expenses after reductions		2,757,463
Net Investment income (loss)		23,837,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,126,919)
Fidelity Central Funds	372
Foreign currency transactions	771
Total net realized gain (loss)		(7,125,776)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,493,908
Fidelity Central Funds	(160,981)
Other affiliated issuers	91,043
Total change in net unrealized appreciation (depreciation)		6,423,970
Net gain (loss)		(701,806)
Net increase (decrease) in net assets resulting from operations		$23,135,693
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,837,499	$45,309,946
Net realized gain (loss)	(7,125,776)	(50,484,485)
Change in net unrealized appreciation (depreciation)	6,423,970	76,944,152
Net increase (decrease) in net assets resulting from operations	23,135,693	71,769,613
Distributions to shareholders	(276,646)	(42,281,263)

Share transactions - net increase (decrease)	(20,890,258)	(2,892,847)
Total increase (decrease) in net assets	1,968,789	26,595,503

Net Assets
Beginning of period	770,136,177	743,540,674
End of period	$772,104,966	$770,136,177

Financial Highlights
VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$4.60	$4.41	$5.25	$5.31	$5.43	$4.97
Income from Investment Operations
Net investment income (loss) A,B	.146	.281	.251	.245	.266	.286
Net realized and unrealized gain (loss)	(.004)	.175	(.842)	(.016)	(.121)	.457
Total from investment operations	.142	.456	(.591)	.229	.145	.743
Distributions from net investment income	(.002)	(.266)	(.249)	(.289)	(.265)	(.283)
Total distributions	(.002)	(.266)	(.249)	(.289)	(.265)	(.283)
Net asset value, end of period	$4.74	$4.60	$4.41	$5.25	$5.31	$5.43
Total Return C,D,E	3.09%	10.48%	(11.37)%	4.41%	2.75%	15.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.68%	.72%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.66 % H	.67%	.71%	.66%	.67%	.67%
Expenses net of all reductions	.65% H	.67%	.71%	.66%	.67%	.67%
Net investment income (loss)	6.32% H	6.15%	5.22%	4.57%	5.14%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$238,025	$239,269	$235,522	$312,771	$313,973	$327,442
Portfolio turnover rate I	35 % H	48%	32%	66%	72%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$4.56	$4.37	$5.21	$5.26	$5.38	$4.93
Income from Investment Operations
Net investment income (loss) A,B	.143	.274	.244	.238	.259	.279
Net realized and unrealized gain (loss)	(.011)	.179	(.840)	(.007)	(.120)	.449
Total from investment operations	.132	.453	(.596)	.231	.139	.728
Distributions from net investment income	(.002)	(.263)	(.244)	(.281)	(.259)	(.278)
Total distributions	(.002)	(.263)	(.244)	(.281)	(.259)	(.278)
Net asset value, end of period	$4.69	$4.56	$4.37	$5.21	$5.26	$5.38
Total Return C,D,E	2.90%	10.50%	(11.56)%	4.50%	2.65%	14.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.78%	.81%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.76 % H	.77%	.81%	.76%	.77%	.77%
Expenses net of all reductions	.75% H	.77%	.81%	.76%	.77%	.77%
Net investment income (loss)	6.22% H	6.05%	5.12%	4.47%	5.04%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$63,610	$64,790	$43,707	$53,927	$53,326	$66,123
Portfolio turnover rate I	35 % H	48%	32%	66%	72%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$4.38	$4.21	$5.03	$5.09	$5.22	$4.79
Income from Investment Operations
Net investment income (loss) A,B	.134	.257	.228	.222	.244	.262
Net realized and unrealized gain (loss)	(.004)	.168	(.809)	(.009)	(.121)	.438
Total from investment operations	.130	.425	(.581)	.213	.123	.700
Distributions from net investment income	-	(.255)	(.239)	(.273)	(.253)	(.270)
Total distributions	-	(.255)	(.239)	(.273)	(.253)	(.270)
Net asset value, end of period	$4.51	$4.38	$4.21	$5.03	$5.09	$5.22
Total Return C,D,E	2.97%	10.24%	(11.67)%	4.29%	2.42%	14.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.93%	.96%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.91 % H	.92%	.96%	.91%	.92%	.92%
Expenses net of all reductions	.91% H	.92%	.96%	.91%	.92%	.92%
Net investment income (loss)	6.06% H	5.90%	4.97%	4.32%	4.89%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$131,570	$128,067	$127,406	$166,773	$170,257	$187,747
Portfolio turnover rate I	35 % H	48%	32%	66%	72%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$4.56	$4.38	$5.22	$5.27	$5.39	$4.94
Income from Investment Operations
Net investment income (loss) A,B	.144	.278	.248	.242	.263	.283
Net realized and unrealized gain (loss)	(.002)	.167	(.840)	(.004)	(.119)	.448
Total from investment operations	.142	.445	(.592)	.238	.144	.731
Distributions from net investment income	(.002)	(.265)	(.248)	(.288)	(.264)	(.281)
Total distributions	(.002)	(.265)	(.248)	(.288)	(.264)	(.281)
Net asset value, end of period	$4.70	$4.56	$4.38	$5.22	$5.27	$5.39
Total Return C,D,E	3.12%	10.30%	(11.46)%	4.63%	2.74%	14.94%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.71% H	.71%	.75%	.70%	.71%	.70%
Expenses net of fee waivers, if any	.69 % H	.70%	.75%	.70%	.71%	.70%
Expenses net of all reductions	.69% H	.70%	.75%	.70%	.71%	.70%
Net investment income (loss)	6.28% H	6.12%	5.19%	4.53%	5.11%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$338,900	$338,010	$336,906	$441,896	$431,557	$462,593
Portfolio turnover rate I	35 % H	48%	32%	66%	72%	30%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2024 was 11.47%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$8,454,152	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$4.32 - $12.29 / $12.17	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
		Discounted cash flow	Discount rate	10.9%	Decrease
Corporate Bonds	$1,400,615	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,400.00	Increase
		Discounted cash flow	Yield	18.8%	Decrease
Bank Loan Obligations	$2,455,750	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	11.7%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,592,486
Gross unrealized depreciation	(49,144,095)
Net unrealized appreciation (depreciation)	$(24,551,609)
Tax cost	$817,722,811

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(52,044,772)
Long-term	(107,462,004)
Total capital loss carryforward	$(159,506,776)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
VIP High Income Portfolio	Fidelity Private Credit Company LLC	1,881,010

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	148,087,559	130,136,886

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$31,796
Service Class 2	161,250
$193,046

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	26,698	0.0680
Service Class	7,203	0.0680
Service Class 2	14,389	0.0680
Investor Class	56,449	0.1020
	104,739

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP High Income Portfolio	.0375

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP High Income Portfolio	200

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP High Income Portfolio	147,877	182,666	33,590

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP High Income Portfolio	701

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP High Income Portfolio	1,147	-	-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2025. During the period, this waiver reduced the Fund's management fee by $36,239.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,278.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34,470.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$102,721	$13,114,360
Service Class	28,054	3,543,798
Service Class 2	-	7,099,148
Investor Class	145,871	18,523,957
Total	$276,646	$42,281,263

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP High Income Portfolio
Initial Class
Shares sold	1,926,178	4,085,545	$9,115,437	$18,635,821
Reinvestment of distributions	22,234	2,913,457	102,721	13,114,360
Shares redeemed	(3,758,461)	(8,388,864)	(17,622,436)	(38,240,085)
Net increase (decrease)	(1,810,049)	(1,389,862)	$(8,404,278)	$(6,489,904)
Service Class
Shares sold	191,754	14,002,336	$884,747	$63,721,950
Reinvestment of distributions	6,139	794,336	28,054	3,543,798
Shares redeemed	(865,807)	(10,574,975)	(3,986,868)	(47,263,576)
Net increase (decrease)	(667,914)	4,221,697	$(3,074,067)	$20,002,172
Service Class 2
Shares sold	5,308,428	9,151,684	$23,618,950	$40,144,654
Reinvestment of distributions	-	1,658,293	-	7,099,148
Shares redeemed	(5,379,109)	(11,824,363)	(23,835,178)	(51,160,252)
Net increase (decrease)	(70,681)	(1,014,386)	$(216,228)	$(3,916,450)
Investor Class
Shares sold	2,456,090	12,415,738	$11,637,843	$56,409,510
Reinvestment of distributions	31,849	4,151,973	145,871	18,523,957
Shares redeemed	(4,489,276)	(19,458,901)	(20,979,399)	(87,422,132)
Net increase (decrease)	(2,001,337)	(2,891,190)	$(9,195,685)	$(12,488,665)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP High Income Portfolio	49%	1	14%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP High Income Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP High Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the similar sales load structure competitive median.
The Board also considered that the servicing component of the VIP universe differs by class for both Fidelity's and competitor's VIP classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that when servicing is provided at the annuity level it is not reflected in the total expense ratio of that class.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705694.126
VIPHI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024